UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-21237

                  Unified Series Trust

         431 North Pennsylvania, Indianapolis, IN 46204


Lynn Wood
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:   10/31

Date of reporting period:  10/31/2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.




================================================================================
                           Corbin Small-Cap Value Fund
================================================================================












                                  ANNUAL REPORT

                                OCTOBER 31, 2004








                                  FUND ADVISOR:

                                CORBIN & Company
                           3113 South University Drive
                                    Suite 500
                              Fort Worth, TX 76109

                            Toll Free: (800) 924-6848

                          CORBIN SMALL-CAP VALUE FUND


                                                               December 16, 2004

Dear Shareholder:

As of October 31, 2004, the Fund's portfolio contained 22 equities; 74.7% of its portfolio was invested in small-cap common stocks and 8.9% in preferred stocks convertible into small-cap common stocks (for a total of 83.6% invested in small-cap stocks) and 16.4% was held in cash.

PERFORMANCE DISCUSSION
----------------------
The Fund generated a total return of -13.76% for the twelve months ended October 31, 2004. The Russell 2000 return for that period was 11.73%, and the S&P 600 Small-Cap Index finished with a return of 16.79%. There were several reasons for this performance.

First, was the defensive movement into cash during the end of the last fiscal year and the subsequent movement forward in the indices in November and December. We had aggressively taken profits at the end of last fiscal year because we believed that good opportunities were ahead for those who could show patience.

Second, the Fund was subjected to substantial redemptions over the past twelve months. These redemptions caused us to have to sell stocks at inopportune times and they created large swings in the Fund's assets.

Third, we were not in many of the sectors that have been the focus of investor interest during the last year. This hurts because investors have enjoyed increased returns in sectors like housing, energy, and transportation. We do not think these are good sectors for the long term, however, and the Fund does not own a large amount of securities in these market sectors.

FOCUS ON THE TOP FIVE HOLDINGS
------------------------------

AMERICAN BILTRITE (ABL): American Biltrite Inc. produces Congoleum-brand vinyl
-----------------------
tile flooring and sheet-vinyl floors, and it distributes fashion jewelry through its K&M Associates supplier. The company also manufactures industrial products such as adhesive-coated, pressure sensitive tapes used to protect materials during handling and varied applications. The company's Canadian subsidiary produces rubber and vinyl flooring and products such as conveyor belts, truck and trailer splashguards, and sheet rubber. The founding Marcus family owns approximately 60% of the company.

DUCKWALL-ALCO STORES, INC (DUCK): Duckwall's headquarters are located in
--------------------------------
Abilene, Kansas, and the retailer runs more than 180 ALCO discount stores and about 80 Duckwall variety stores in small towns in 21 states in the central United States. ALCO stores are situated in towns with populations of 5,000 or fewer, and these stores account for more than 90% of the company's sales. Product lines include crafts, electronics, fabrics, furniture, hardware, toys and apparel. The smaller Duckwall stores carry about a third of ALCO's merchandise and are located in towns with populations below 2,500. The 100-year-old company has reported that it plans to open approximately eight new ALCO stores in 2003 and ten in 2004.

FORGENT NETWORKS (FORG): Based in Austin, Texas, Forgent Networks is a company
----------------------
that transitioned from being a developer of videoconferencing software to becoming a provider of enterprise collaborative software. Forgent's products extend traditional audio and videoconferencing technology by adding the ability to exchange documents and graphics over telecommunications networks. Its ALLIANCE products also offer scheduling software that allows end-users to set up their own videoconferences, reserve resources, and invite participants. In addition, the company provides videoconferencing support services, including technical assistance and network consulting.

FTI CONSULTING (FCN): Located in Annapolis, Maryland, FTI Consulting provides
--------------------
expert testimony through its litigation support and consulting services, which range from forensic analysis, jury consulting, and courtroom visual aids to accident reconstruction, fire investigation, and consulting on intellectual property and scientific issues. FTI also provides financial services such as corporate restructuring, forensic accounting, and fraud investigation. The firm's some 2,500 clientele include corporations, law firms, banks, and insurance companies.

VALASSIS COMMUNICATIONS (VCI): Valassis Communications offers door-to-door
-----------------------------
marketing and is one of the country's leading producers of newspaper inserts. The company sells space for advertising and coupons in its four-colored booklets, which are distributed to some 60 million households through about 530 Sunday newspaper editions. Outside the U.S., Valassis produces the Shop & Save insert, which reaches approximately 5 million Canadian households. Other marketing programs include product samples delivered bundled with newspapers, custom newspaper inserts, and run-of-press newspaper ad space.

FINAL THOUGHTS
--------------
Thank you once again for choosing the Corbin Small-Cap Value Fund. If you have any questions or comments, please contact me at dcorbin@corbincom.com or (800) 490-9333.

Sincerely,

David A. Corbin, CFA
President and Chief
Investment Officer

[chart OMITTED]

                                      AVERAGE ANNUAL TOTAL RETURNS
                                   (FOR PERIODS ENDED OCTOBER 31, 2004)

                                                               SINCE INCEPTION
                                1 YEAR         5 YEAR          (JUNE 10, 1997)
                                ------         ------           ---------------
Corbin Small-Cap Value Fund**  -13.76%          4.08%                -1.76%

S&P 600 Small Cap Index**       16.79%         11.96%                 9.83%

Russell 2000 Index**            11.73%         7.74%                  7.05%


         The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns shown for Corbin Small Cap Value Fund are net of all recurring expenses. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-924-6848

         * Return figures reflect any change in price per share and assume the reinvestment of all distributions. Shares redeemed within 90 days of purchase are subject to a 2.00% redemption fee.
         ** The S&P 600 Small Cap Index and Russell 2000 Index are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Indices are widely recognized unmanaged indices of equity securities. Individuals cannot invest directly in the Indices; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index. The Fund is distributed by Unified Financial Securities, Inc., Member NASD.

[OBJECT OMITTED]

COMPARISON OF THE GROWTH OF A $10,000 INVESTMENT IN THE CORBIN SMALL-CAP VALUE FUND, S&P 600 SMALL CAP INDEX, AND RUSSELL 2000 INDEX

                            Corbin        Russell       S&P
             6/10/1997     10,000.00     10,000.00     10,000.00
            10/31/1997     11,030.00     11,257.83     11,420.62
            10/31/1998      7,051.00      9,924.82     10,157.17
            10/31/1999      7,189.47     11,400.35     11,379.31
            10/31/2000      7,572.90     13,384.83     14,253.77
            10/31/2001      8,683.68     11,684.91     13,335.37
            10/31/2002      7,475.23     10,333.17     12,830.65
            10/31/2003     10,180.86     14,814.17     17,137.94
            10/31/2004      8,779.92     16,551.76     20,015.43


         The chart above assumes an initial investment of $10,000 made on June 10, 1997 (commencement of Fund operations) and held through October 31, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Returns shown are net of all recurring expenses. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

[OBJECT OMITTED]
FUND HOLDINGS - (UNAUDITED)

CORBIN SMALL-CAP VALUE FUND HOLDINGS AS OF OCTOBER 31, 2004 1,2

$4-$50 million-37.98%
$50-200 million-21.46%
$200 million- $2 Billion-24.32%
Money Market Securities - 16.50%
Liabilities in excess of other assets - (0.26%)

   1 As a percent of net assets.
   2 Market capitalizations of US companies between $4 million and $2 billion.

The Fund invests primarily in common stocks of small capitalization companies (those with a market cap of $2 billion or less).

AVAILABILITY OF PORTFOLIO SCHEDULE
----------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available at the SEC's website at www.sec.gov. The Fund's Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)
----------------------------------------
As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

SUMMARY OF FUND'S EXPENSES - (UNAUDITED)
--------------------------

Actual Expenses
---------------
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


Hypothetical Example for Comparison Purposes
--------------------------------------------
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


---------------------------------- -------------------- -------------------------- --------------------------
   CORBIN SMALL-CAP VALUE FUND      BEGINNING ACCOUNT        ENDING ACCOUNT          EXPENSES PAID DURING
                                          VALUE                   VALUE                     PERIOD*
                                       MAY 1, 2004          OCTOBER 31, 2004               MAY 1, -
                                                                                       OCTOBER 31, 2004
---------------------------------- -------------------- -------------------------- --------------------------

Actual                                  $1,000.00                $915.20                     $6.22
(-8.48% return)**
---------------------------------- -------------------- -------------------------- --------------------------

Hypothetical                            $1,000.00               $1,018.64                    $6.56
(5% return before expenses)
---------------------------------- -------------------- -------------------------- --------------------------
         * Expenses are equal to the Fund's annualized expense ratio of 1.31%, multiplied by the average account value over the period, multiplied by 184/366
(to reflect the one-half year period).
         ** Not annualized.

CORBIN SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004


COMMON STOCKS - 74.74%                                           SHARES            VALUE
                                                                ----------     --------------

APPLICATIONS SOFTWARE- 1.63%
Open TV Corp. (a)                                                  20,000           $ 64,400
                                                                               --------------
CONCRETE, GYPSUM & PLASTER PRODUCTS - 3.00%
Ameron International, Inc.                                          3,500            118,405
                                                                               --------------
ELECTRIC LIGHTING & WIRING EQUIPMENT - 2.99%
Chase Corp.                                                         7,500            117,750
                                                                               --------------
GENERAL MERCHANDISE STORES - 4.15%
Duckwall-Alco Stores, Inc. (a)                                     10,000            163,600
                                                                               --------------
HARDWARE & SOFTWARE DEVELOPMENT - 2.31%
Procera Networks, Inc. (a)                                         90,000             90,900
                                                                               --------------
MOTOR VEHICLES AND PASSENGER CAR BODIES- 2.76%
Spartan Motors, Inc.                                               10,000            108,700
                                                                               --------------
PARTITIONS, SHELVING, LOCKERS, & OFFICE & STORE FIXTURES - 2.63%
Knape & Vogt Manufacturing Co.                                      8,000            103,600
                                                                               --------------
PLASTICS PRODUCTS - 9.93%
American Biltrite, Inc. (a)                                        32,700            391,419
                                                                               --------------
RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 17.84%
Forgent Networks, Inc. (a)                                        399,500            611,235
Airspan Networks, Inc. (a)                                         15,000             91,950
                                                                               --------------
                                                                                     703,185
                                                                               --------------
RETAIL - EATING PLACES - 3.37%
BUCA, Inc. (a)                                                     30,000            132,900
                                                                               --------------

SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 5.17%
Investment Technology Group, Inc. (a)                               7,500            115,500
Van der Moolen Holding (a)                                         15,000             88,200
                                                                               --------------
                                                                                     203,700
                                                                               --------------
SERVICES - ADVERTISING - 5.23%
Valassis Communications, Inc. (a)                                   6,000            206,280
                                                                               --------------

SERVICES - BUSINESS SERVICES - 2.50%
eSpeed, Inc. - Class A (a)                                         10,000             98,500
                                                                               --------------

SERVICES - COMPUTER PROGRAMMING, DATA PROCESSING, ETC. - 1.93%
United Online, Inc. (a)                                             8,100             76,059
                                                                               --------------
SERVICES - MANAGEMENT CONSULTING SERVICES - 4.76%
FTI Consulting, Inc. (a)                                           10,000            187,600
                                                                               --------------
SERVICES - PREPACKAGED SOFTWARE - 2.62%
IQ Biometrix, Inc. (a)                                             85,400             44,408
American Software, Inc.                                            10,000             59,080
                                                                               --------------
                                                                                     103,488
                                                                               --------------

See accompanying notes which are an integral part of the financial statements.

CORBIN SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS- CONTINUED
OCTOBER 31, 2004

COMMON STOCK 74.74%- CONTINUED                                   SHARES            VALUE
                                                                ----------     --------------

WHOLESALE - MEDICAL, DENTAL & HOSPITAL EQUIPMENT & SUPPLIES - 1.92%
Molecular Imaging Corp. (a)                                       947,800             75,824
                                                                               --------------

TOTAL COMMON STOCKS (Cost $4,154,948)                                              2,946,310
                                                                               --------------

CONVERTIBLE PREFERRED STOCK - 9.02%
Dura Automotive Systems Capital Trust                               7,950            179,654
US Restaurant Properties, Inc.                                      7,000            175,875
                                                                               --------------
                                                                                     355,529
                                                                               --------------

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $328,564)                                    355,529
                                                                               --------------

MONEY MARKET SECURITIES - 16.50%
Huntington Money Market- Investment Shares, 0.69% (b)             650,481            650,481
                                                                               --------------
TOTAL MONEY MARKET SECURITIES (Cost $650,481)                                        650,481
                                                                               --------------
TOTAL INVESTMENTS (Cost $5,133,993) - 100.26%                                    $ 3,952,320
                                                                               --------------
LIABILITIES IN EXCESS OF OTHER ASSETS- (0.26%)                                       (10,111)
                                                                               --------------
TOTAL NET ASSETS - 100.00%                                                       $ 3,942,209
                                                                               ==============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at October
31, 2004.

See accompanying notes which are an integral part of the financial statements.

CORBIN SMALL-CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2004


ASSETS
Investments in securities, at value (cost $5,133,993)                         $ 3,952,320
Interest receivable                                                                   335
Dividends receivable                                                                3,325
                                                                          ----------------
     TOTAL ASSETS                                                               3,955,980
                                                                          ----------------

LIABILITIES
Payable for fund shares redeemed                                                    6,726
Payable to advisor                                                                  6,369
Trustee and officer fees accrued                                                      676
                                                                          ----------------
     TOTAL LIABILITIES                                                             13,771
                                                                          ----------------
NET ASSETS                                                                    $ 3,942,209
                                                                          ================

Net Assets consist of:
Paid in capital                                                                 8,092,021
Accumulated net realized loss from investment transactions                     (2,968,139)
Net unrealized depreciation on investments                                     (1,181,673)
                                                                          ----------------

NET ASSETS                                                                    $ 3,942,209
                                                                          ================

Shares outstanding (unlimited number of shares authorized, with no par value)     480,651

NET ASSET VALUE AND
OFFERING PRICE                                                                     $ 8.20
                                                                          ================

REDEMPTION PRICE PER SHARE (a)                                                     $ 8.04
                                                                          ================


(a) The redemption price per share reflects a redemption fee of 2.00% on shares redeemed within 90 days of purchase.

See accompanying notes which are an integral part of the financial statements.

CORBIN SMALL-CAP VALUE FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 2004



INVESTMENT INCOME
Dividend income                                                            $ 74,118
Interest income                                                               3,503
                                                                    ----------------
  TOTAL INCOME                                                               77,621
                                                                    ----------------

EXPENSES
Investment advisor fee (a)                                                   79,687
Trustee and Officer expenses                                                  1,940
                                                                    ----------------
  TOTAL EXPENSES                                                             81,627
                                                                    ----------------
NET INVESTMENT LOSS                                                          (4,006)
                                                                    ----------------


REALIZED & UNREALIZED GAIN (LOSS)
Net realized loss on investment securities                               (1,453,224)
Change in unrealized appreciation (depreciation)
   on investment securities                                                 821,454
                                                                    ----------------
Net realized and unrealized loss on investment securities                  (631,770)
                                                                    ----------------
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ (635,776)
                                                                    ================
(a) See note 3 to the financial statements.

See accompanying notes which are an integral part of the financial statements.

CORBIN SMALL-CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                      YEAR ENDED                YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                                  OCTOBER 31, 2004          OCTOBER 31, 2003
                                                                ------------------------  ------------------------
OPERATIONS
  Net investment loss                                                          $ (4,006)                $ (52,460)
  Net realized loss on investment securities                                 (1,453,224)                 (467,790)
  Change in unrealized appreciation (depreciation)                              821,454                 3,549,488
                                                                      ------------------         -----------------
  Net increase (decrease) in net assets resulting from operations              (635,776)                3,029,238
                                                                      ------------------         -----------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                     506,873                21,305,397
  Reinvestment of distributions                                                       -                         -
  Amount paid for shares repurchased                                        (11,361,547)              (25,331,743)
                                                                ------------------------  ------------------------
  Net decrease in net assets resulting
     from share transactions                                                (10,854,674)               (4,026,346)
                                                                ------------------------  ------------------------
TOTAL DECREASE IN NET ASSETS                                                (11,490,450)                 (997,108)
                                                                ------------------------  ------------------------

NET ASSETS
  Beginning of period                                                        15,432,659                16,429,767
                                                                ------------------------  ------------------------
  End of period                                                             $ 3,942,209              $ 15,432,659
                                                                ========================  ========================
Accumulated undistributed net investment income                                     $ -                       $ -
                                                                ------------------------  ------------------------

CAPITAL SHARE TRANSACTIONS
  Shares sold                                                                    57,533                 2,438,470
  Shares issued in reinvestment of distributions                                      -                         -
  Shares repurchased                                                         (1,198,398)               (3,168,529)
                                                                ------------------------  ------------------------
  Net decrease from capital transactions                                     (1,140,865)                 (730,059)
                                                                ========================  ========================

See accompanying notes which are an integral part of the financial statements.

CORBIN SMALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS


                                                     YEAR ENDED   YEAR ENDED      YEAR ENDED        YEAR ENDED      YEAR ENDED
                                                     OCTOBER 31   OCTOBER 31      OCTOBER 31        OCTOBER 31      OCTOBER 31
                                                       2004          2003             2002             2001            2000
                                                     ----------  -----------      ------------    -------------   ------------
SELECTED PER SHARE DATA
Net asset value, beginning of period                    $ 9.52          $ 6.99           $ 8.12          $ 7.11           $ 6.75
                                                     ----------  --------------   --------------   -------------   --------------

Income from investment operations
  Net investment income (loss)                           (0.01)          (0.03)(a)        (0.05)(a)       (0.02)(a)         0.02(a)
  Net realized and unrealized gain (loss)                (1.35)           2.56            (1.08)           1.05             0.34
                                                     ----------  --------------   --------------   -------------   --------------
Total from investment operations                         (1.36)           2.53            (1.13)           1.03             0.36
                                                     ----------  --------------   --------------   -------------   --------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 -               -                -           (0.02)               -
                                                     ----------  --------------   --------------   -------------   --------------

Total distributions                                          -               -                -           (0.02)               -
                                                     ----------  --------------   --------------   -------------   --------------

Paid in capital from redemption fees                      0.04
                                                     ----------
Net asset value, end of period                          $ 8.20          $ 9.52           $ 6.99          $ 8.12           $ 7.11
                                                     ==========  ==============   ==============   =============   ==============
Total Return (b)                                       -13.76%          36.19%          -13.92%          14.67%            5.33%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                        $ 3,942        $ 15,433         $ 16,436         $ 4,697          $ 2,888
Ratio of expenses to average net assets
   before waiver                                         1.28%           1.29%            1.29%           1.34%            1.36%
Ratio of expenses to average net assets                  1.28%           1.28%            1.28%           1.25%            1.25%
Ratio of net investment income (loss) to average
   net assets before waiver                              (0.06)%         (0.40)%          (0.56)%         (0.41)%          0.12%
Ratio of net investment income (loss) to average
   net assets                                            (0.06)%         (0.39)%          (0.55)%         (0.32)%          0.24%
Portfolio turnover rate                                   28.05%         102.87%          135.70%          70.56%           94.69%


(a) Net investment income/(loss) per share was based on average shares outstanding throughout the year
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

See accompanying notes which are an integral part of the financial statements.

                           CORBIN SMALL-CAP VALUE FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                                OCTOBER 31, 2004


NOTE 1. ORGANIZATION

Corbin Small-Cap Value Fund (the "Fund") was organized as a diversified series of the Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). On January 3, 2003 the Fund acquired all of the assets and liabilities of the Corbin Small-Cap Value Fund, a series of the AmeriPrime Funds (the "Predecessor Fund"), in a tax-free reorganization. The Predecessor Fund commenced operations on June 10, 1997. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The investment objective of the Fund is to provide long-term capital appreciation to its shareholders. The investment advisor to the Fund is Corbin & Company (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.


Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount is not distributed, the Fund could incur a tax expense.

                          CORBIN SMALL-CAP VALUE FUND
                        NOTES TO THE FINANCIAL STATEMENTS-CONTINUED
                                OCTOBER 31, 2004

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Distributions to Shareholders - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. As of October 31, 2004, net investment loss of $4,006 was reclassified to paid in capital.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor to the Fund is Corbin & Company. Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested Trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 1.25% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the fiscal year ended October 31, 2004, the Advisor earned a fee of $79,687 from the Fund. As of October 31, 2004, the Fund owed the Advisor $6,369 for its services.

The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Certain Trustees and the officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

Unified Financial Securities, Inc. (the "Distributor") acts as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the fiscal year ended October 31, 2004. A Trustee has an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor), and an officer of the Trust is an officer of the Distributor. As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the fiscal year ended October 31, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

PURCHASES
     U.S. Government Obligations                    -
     Other                                $ 1,563,774
SALES
     U.S. Government Obligations                    -
     Other                                $ 8,243,943

                           CORBIN SMALL-CAP VALUE FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                                OCTOBER 31, 2004

NOTE 4. INVESTMENTS - CONTINUED

As of October 31, 2004, the net unrealized depreciation of investments for tax purposes was as follows:
                                        AMOUNT
                                    ----------------
              Gross Appreciation          $ 329,587
              Gross Depreciation         (1,512,236)

                                    ----------------
              Net Depreciation          $(1,182,649)
              on Investments        ================

At October 31, 2004, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $5,134,969.

NOTE 5. ESTIMATES

Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreased in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2004, National Investor, Inc., for the benefit of its customers, held over 28% of the shares of the Fund and Charles Schwab & Co., for the benefit of its customers, held approximately 27% of the shares of the Fund.

NOTE 7. CAPITAL LOSS CARRYFORWARD

At October 31, 2004, the Fund had available for federal tax purposes an unused capital loss carryforward of $2,882,113 which is available for offset against future taxable net capital gains. These loss carryforwards expire as follows:


Year of Expiration      Amount
---------------------   --------------
        2009                 $226,494
        2011                  847,348
        2012                1,808,271


To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid no distributions in the fiscal years ended October 31, 2004 and 2003.

                           CORBIN SMALL-CAP VALUE FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                          OCTOBER 31, 2004 - CONTINUED


NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

As of October 31, 2004, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:


Undistributed ordinary income/(accumulated losses)                                    $ -
Undistributed long-term capital gain/(accumulated losses)                      (2,967,163)
Unrealized appreciation/(depreciation)                                         (1,182,649)

                                                                       -------------------
                                                                             $ (4,149,812)
                                                                       ===================



The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

NOTE 9. CHANGE OF AUDITORS

On March 3, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified the Board of its intention to resign as the Fund's independent auditors upon selection of replacement auditors.

On March 14, 2004, the Fund's Audit Committee and Board selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy as the Fund's auditors for the fiscal year ending October 31, 2004 to be effective upon the resignation of McCurdy.

On March 14, 2004, upon receipt of notice that Cohen was selected as the Fund's auditor, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditors to the Fund. McCurdy's report on the Fund's financial statements for the fiscal year ended October 31, 2003 contained no adverse opinion or a disclaimer of opinion nor was it qualified or modified as to uncertainty, audit scope or accounting principles. During the year ended October 31, 2003 through the date of engagement of Cohen, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy, would have caused McCurdy to make reference to the subject matter of the disagreements in connection with its report on the Fund's financial statements for such period.

Neither the Fund nor anyone on its behalf consulted with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Corbin Small-Cap Value Fund
(Series of Unified Series Trust)


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Corbin Small-Cap Value Fund, as of October 31, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2003 and the financial highlights for the periods indicated prior to October 31, 2004 were audited by McCurdy & Associates CPA's, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd. McCurdy & Associates CPA's, Inc. expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of October 31, 2004 by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Corbin Small-Cap Value Fund as of October 31, 2004, the results of its operations, changes in its net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Cohen McCurdy
Westlake, Ohio
December 17, 2004

TRUSTEES AND OFFICERS (UNAUDITED)
---------------------------------
INDEPENDENT TRUSTEES

----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS AND OTHER
COMPLEX,** TERM OF POSITION WITH TRUST                DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992. Trustee of AmeriPrime
Trustee, December 2002 to present                     Advisors Trust  since July 2002 and AmeriPrime Funds, since
                                                      1995. Trustee of CCMI Funds since June 2003. Trustee of Access
                                                      Variable Insurance Trust, since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder, The Rose, Inc., a registered investment advisor, since April 1993. Trustee of AmeriPrime Advisors
Chairman, December 2004 to present                    Trust since November 2002 and AmeriPrime Funds since
Trustee, December 2002 to present                     December  2002. Trustee of CCMI Funds since June 2003.

----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President, 2004 to present, Vice President and General
                                                      Manager, 1990 to 2003, International Crankshaft Inc., an
Trustee, December 2002 to present                     automotive equipment manufacturing company; Trustee, The
                                                      Unified Funds, from 1994 to 2002; Trustee, Firstar Select
                                                      Funds, a REIT mutual fund, from 1997 to 2000. Trustee of
                                                      AmeriPrime Advisors Trust since November 2002 and AmeriPrime
                                                      Funds since December 2002.  Trustee of CCMI Funds since June
                                                      2003.
----------------------------------------------------- ----------------------------------------------------------------

INTERESTED TRUSTEES AND PRINCIPAL OFFICERS

--------------------------------------------------- ------------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH      PRINCIPAL OCCUPATION DURING PAST 5 YEARS
FUND COMPLEX,** TERM OF POSITION WITH TRUST         AND OTHER DIRECTORSHIPS
--------------------------------------------------- ------------------------------------------------------------------
Ronald C. Tritschler (1952)***                      Chief Executive Officer, Director and legal counsel of The Webb
                                                    Companies, a national real estate company, from 2001 to present;
Trustee, December 2002 to present                   Executive Vice President and Director of The Webb Companies from
                                                    1990 to 2000; Director, First State Financial, from 1998 to present; Director, Vice President and legal counsel for The
                                                    Traxx Companies, an owner and operator of convenience stores, from 1989 to present. Trustee of AmeriPrime Advisors Trust since
                                                    November 2002 and AmeriPrime Funds since December 2002.  Trustee of CCMI Funds since June 2003.
--------------------------------------------------- ------------------------------------------------------------------
Anthony J. Ghoston (1959)                           Executive Vice President of Unified Fund Services, Inc. since
                                                    June 2004; Senior Vice President of Unified Fund Services, Inc.
President, July 2004 to present                     April 2003 to June 2004; Senior  Vice President and Chief
                                                    Information Officer of Unified Financial Services since 1997.
--------------------------------------------------- ------------------------------------------------------------------
Thomas G. Napurano (1941)                           Chief Financial Officer and Executive Vice President of Unified
                                                    Financial Services, Inc., the parent company of the Trust's
Chief Financial Officer and Treasurer, October      administrator and Distributor; Director, Unified Financial
2002 to present                                     Services, Inc., from 1989 to March 2002.  CFO of  AmeriPrime
                                                    Advisors Trust since October 2002 and AmeriPrime Funds
                                                    since October 2002. CFO of CCMI Funds since June 2003.
--------------------------------------------------- ------------------------------------------------------------------
Freddie Jacobs, Jr. (1970)                          Vice President, Unified Fund Services, Inc.,  December 2003 to
                                                    present; Employed by U.S. Bancorp, 1998 to December 2003.
Secretary, September 2004 to present                Secretary of AmeriPrime Funds, AmeriPrime Advisors Trust and
                                                    Unified Series Trust since September 2004; Principal Accounting
                                                    Officer, Lindbergh Funds, since February 2004.

--------------------------------------------------- ------------------------------------------------------------------
Lynn E. Wood (1946)                                 Chief Compliance Officer, CCMI Funds, October 2004 to present;
Chief Compliance Officer, October 2004 to present   Chairman, Unified Financial Securities, Inc., 1997 to December
                                                    2004, Chief Compliance Officer, December 2004 to present;
                                                    Director of Compliance, Unified Fund Services, Inc., October
                                                    2003 to September 2004; Chief Compliance Officer, Unified
                                                    Financial Services, Inc., 2000 to 2004; President and Chief
                                                    Compliance Officer, Unified Financial Securities, Inc., 1997 to
                                                    2000.
--------------------------------------------------- ------------------------------------------------------------------
* The address for each of the trustees and officers is 431 N. Pennsylvania, Indianapolis, IN  46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and
Unified Series Trust. The Fund Complex consists of 26 series.

*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the Distributor of certain series in the Fund Complex.

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (800) 924-6848 to request a copy of the SAI or to make shareholder inquiries.

                                  PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling the Fund at (800) 924-6848 and in documents filed with the SEC on the SEC's website at www.sec.gov.

TRUSTEES
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony J. Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Freddie Jacobs, Jr.,  Secretary

FUND'S ADVISER
Corbin & Company
3113 South University Drive
Suite 500
Fort Worth, TX  76109

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
27955 Clemens Rd.
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204






This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

================================================================================
                             DREMAN CONTRARIAN FUNDS
================================================================================












                                  ANNUAL REPORT

                                OCTOBER 31, 2004









                                  FUND ADVISOR:

                          DREMAN VALUE MANAGEMENT, LLC
                             520 EAST COOPER AVENUE
                                   SUITE 230-4
                                 ASPEN, CO 81611



                            TOLL FREE: (800) 247-1014

                     DREMAN CONTRARIAN LARGE CAP VALUE FUND
                     --------------------------------------

                       MANAGEMENT'S DISCUSSION & ANALYSIS

For the fiscal year ended October 31, 2004, the Russell 1000 Value Index was up 15.45%, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") returned 9.40%, and the Fund returned 10.30%. The past twelve months were a marked difference from the previous twelve months where most major indices returned better than 20.00%. In a sign of the substantial change in fortunes the stock market experienced, the NASADQ composite was up only 2.20% as of October 31, 2004 after being up 45.00% in the prior twelve months ending October 31, 2003.

The past twelve months saw value indices outpace their growth counterparts across all market caps. Mid cap stocks and small cap stocks led the value charge with small cap stocks nosing out their larger brethren. The return to value stocks was something that we foresaw last year after being concerned about the lofty valuations that had been accorded many growth stocks. This is evidenced by the current underperformance of the Russell 1000 Growth Index which returned 3.70% after a 21.40% return the previous twelve months. As previously noted small-cap and mid-cap stocks were again the leaders but the benchmarks were unable to duplicate the incredible returns of 2003.

Despite the strong performance of value stocks relative to the overall market since the tech bubble collapsed in March 2000, we continue to believe that market and economic conditions should favor value investing for years to come. Over the next several years we expect somewhat higher interest rates, moderate economic and earnings growth, and persistently higher energy prices. Taken together, we believe these conditions should bode well for the performance of value stocks relative to growth stocks.

In reality there is little that has changed in our economic outlook over the past year. We have been concerned for some time about the growth path of the US economy once the huge amount of stimulus from tax cuts, historical low interest rates, and the refinancing boom wound down. The economic data shows that the US economy experienced a slow down during the summer. After GDP growth in excess of 6.00% during the second half of 2003, the growth of the US economy slowed to 4.40% in the 1st quarter and to 3.30% in the 2nd quarter of this year. The jury is still out for the rest of the year, but we expect GDP growth in the range of 3.00% over the next several quarters.

The US and world economies do face significant risks that could derail economic growth in 2005. One wild card for the market and the economy is oil. The recent run-up in the price of oil is a result of increased uncertainty on the reliability of supply as well as the strong increases in oil demand from China and India. Unlike the oil price shocks in the 70's, the high price of oil today is a structural problem. There is little to no excess capacity in the oil market. Oil prices should remain volatile, as questions about supply from Iraq, Saudi Arabia, Russia, Venezuela, and Nigeria are likely to drag on. At current levels around $45, consumer discretionary spending will be squeezed, but not to the degree that a recession is likely to result. While the current level of oil prices may slow world growth, our fear is of supply disruptions that may drive the price of oil higher. If that happened, the industrialized world would experience a significant economic shock.

Finally, the threat of terrorism and its ability to disrupt economic activity has not gone away. While it looks as though Afghanistan is making progress, the situation is tougher in Iraq. Though we have been spared the consequences of terrorists using weapons of mass destruction, the threat has not gone away. There is little doubt in our mind that terrorist groups would not hesitate to use such weapons if obtained. While it is hard to handicap the likelihood of such an event, any such occurrence would roil financial markets.

The Fund's energy holdings were the best performing stocks over the past year. Chevron, Texaco and ConocoPhilips were the best performers. For the year, all of the holdings in energy are up substantially. Despite the recent run-up, the major integrated oil companies remain cheap. For example, Chevron Texaco trades at a P/E of 11 and yields 3.00%. Analysts will likely have to raise estimates for the 4th quarter across the board in the energy sector, as oil and natural gas prices have stayed well above forecasts made just a few months ago. Looking to next year, many analysts are forecasting earnings based on oil prices not much more than $30 barrels oil. We expect major upward revisions on 2005 earnings for the integrated oil companies over the next several months as the expectation of higher prices takes hold. We have been waiting since mid summer for an opportunity to increase energy positions, and we continue to be patient as we are loath to chase energy stocks given their recent run.

Financial stocks continue to represent the largest sector weighting at approximately 36.00% of the Fund's portfolio. A large portion of the portfolio's exposure to financials is in bank stocks. Washington Mutual and Bank of America are the largest bank positions and we continue to like their prospects. It has been a difficult year for Washington Mutual, as they have announced shortfalls in earnings because of poor hedging results in the mortgage business. Over the years Washington Mutual has been an aggressive acquirer of smaller thrifts and integration problems finally caught up with them. While we were disappointed with the negative earnings surprise, the stock has still provided a small gain year-to-date. Over the next several quarters Washington Mutual should sort out its integration issues and we expect them to earn better than $4 during 2005. With the stock currently trading at around $39, Washington Mutual trades at a P/E of less than 10 and yields better than 4.50%. The fact that Washington Mutual has held up so well in face of the recent bad news is testament to the inherent value the market places in the franchise it has created.

There was a recent run of bad news for two other large holdings in the financial sector: Freddie Mac (the Fund's largest holding) and Fannie Mae. Fannie bore the brunt of the negative press in this instance. The issue is once again related to accounting practices arising from their interest rate risk management practices. OFHEO, The Office of Federal Housing Enterprise Oversight, issued a scathing report right at quarter end that claimed Fannie inappropriately accounted for hedging transactions over the last several years. The news drove Fannie's stock price down sharply and for the quarter Fannie fell about 10.50%. At issue are the reporting requirements arising from FASB 133, the reporting standards for hedge accounting implemented in 2000. The rule is well over a hundred pages in length. Suffice it to say that there is some dispute over how FASB 133 is implemented, and the Big Four Accounting firms have contradictory interpretations of this standard. The auditors of Fannie Mae have stood by their reported numbers, as has the Chairman of Fannie Mae in recent testimony to Congress. While we expect this issue to linger, we have not changed our view on the fundamentals of the business or the attractiveness of Freddie and Fannie. Even with the negative news, Fannie Mae and Freddie Mac taken together have added a small amount of value year-to-date.

The bottom line in our view is that the underlying mortgage business remains strong and we believe Freddie and Fannie will continue to enjoy solid growth over the next 5 years. Even without gaining market share as they have in the past, we believe their earnings growth rates will average between 7.00% and 10.00%. However, reported earnings will be more volatile because of the way they are required to report hedging gains and losses. Even so, with P/E ratios in the high single digits, Freddie and Fannie offer significant upside potential relative to the overall market. Over the next few quarters we expect the accounting issues to fade as investors focus back on the strong fundamentals of the mortgage business.

Healthcare stocks were a mixed bag during the past twelve months. The two medical testing stocks in the Fund's portfolio, Laboratory Corp. of America and Quest Diagnostics, both turned in strong performances returning in the area of 30.00%. However, the pharmaceutical stocks and drug distribution companies were another story altogether. The big loser among the drug stocks was Merck, which fell sharply recently after announcing a recall of Vioxx, a drug that treats arthritis pain. A recent study linked Vioxx to increased incidence of heart problems. Merck fell almost 25.00% on the Vioxx news. It is too early to assess the financial impact from the recall, but even absent any major legal claims, the recall will cause earnings to lag prior forecasts by 20.00%. We had trimmed the position in Merck earlier in the year and if the new information warrants it we would reassess the current holding. The company has indicated it will continue to pay its stated dividend, which provides a current yield of 5.00%.

Tobacco stocks continue to remain a large part of the overall portfolio (approximately 20.00%). All of the tobacco related holdings posted positive returns for the past twelve months. The big news in tobacco stocks is that the federal trial in Washington DC got underway in September. The case has been outstanding since the Clinton Presidency and the trial is focused on alleged violations of the RICO (Racketeer Influenced and Corrupt Organization) Act. The RICO Act was passed in order to make it easier to prosecute organized crime, and has never been used against legitimate businesses operating in the US. Needless to say, we believe the case has little merit. The notion that a business that pays 70.00% of its gross profit to governments is somehow a criminal enterprise seems somewhat farfetched. Also, to prove its case, prosecutors have to show an ongoing conspiracy currently exists. Given the changes in practices that the tobacco companies agreed to when they settled with the states in the late 90's, we see little chance of such an outcome.

Looking ahead, we believe the end of this case should significantly lift the valuation of tobacco stocks. Altria (the former Philip Morris and the portfolio's second largest holding) is likely to pursue a break-up of the company if its stock price does not experience significant appreciation. Our sum-of-parts evaluation places an $80 target on the stock, which means better than 50.00% upside from current prices. If our analysis is correct, we would expect to pare back the positions in Altria as our price targets are achieved.

Looking ahead, we expect current market conditions to continue - lots of big up and down days with the trend modestly higher. We are comfortable with the current portfolio positioning and are biding our time waiting for the market to create new investment opportunities. As mentioned above, we would add to our position in energy if the stocks we like pull back from their recent highs. All things considered, it has been a very reasonable market over the last two years and we are hopeful that the next several years will be as profitable.

INVESTMENT RESULTS
------------------

----------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL TOTAL RETURNS
                                                                  (FOR PERIODS ENDED OCTOBER 31, 2004)

                                                                                      SINCE INCEPTION
                                                 ONE MONTH       YEAR-TO-DATE       (NOVEMBER 04, 2003)
                                               --------------   ---------------    -----------------------

Dreman Contrarian Large Cap Value Fund*            1.19%            10.30%                 10.30%

S&P 500 Index**                                    1.53%            3.05%                  9.14%

-----------------------------------------------------------------------------------------------------------

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-247-1014.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund charges a 1% redemption fee on shares redeemed less than one year after they are purchased. The imposition of this fee is not reflected in the returns above.
** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the Index, however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.


The Fund is distributed by Unified Financial Securities, Inc.
Member NASD

COMPARISON OF THE GROWTH OF A $10,000 INVESTMENT IN THE DREMAN CONTRARIAN LARGE
                      CAP VALUE FUND AND THE S&P 500 INDEX

                                [CHART OMITTED]

                       DREMAN CONTRARIAN
                      LARGE CAP VALUE FUND                S&P 500 Index
                           ($11,030)                       ($10,914)

     11/4/2003             10,000.00                        10,000.00
    11/30/2003             10,170.00                        10,063.45
    12/31/2003             10,720.00                        10,590.86
     1/31/2004             11,030.00                        10,785.21
     2/29/2004             11,150.00                        10,935.06
     3/31/2004             10,830.00                        10,770.11
     4/30/2004             10,800.00                        10,601.25
     5/31/2004             10,700.00                        10,746.44
     6/30/2004             10,970.00                        10,955.27
     7/31/2004             10,770.00                        10,592.20
     8/31/2004             11,000.00                        10,634.76
     9/30/2004             10,900.00                        10,749.84
    10/31/2004             11,030.00                        10,914.07

The chart above assumes an initial investment of $10,000 made on November 4, 2003 (commencement of Fund operations) and held through October 31, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

                      DREMAN CONTRARIAN MID CAP VALUE FUND
                      ------------------------------------

                       MANAGEMENT'S DISCUSSION & ANALYSIS

From December 31, 2003 (commencement of Fund operations) through the fiscal year ended October 31, 2004, the Fund returned 6.80%, and the Standard & Poor's 400 Mid Cap Stock Price Index ("S&P 400") returned 5.52%. The past twelve months were a marked difference from the previous twelve months, where most major indices returned better than 20.00%. In a sign of the substantial change in fortunes the stock market experienced the NASADQ composite was up only 2.20% for the year ending October 31, 2004 after being up 45.00% in the prior twelve months ending October 31, 2003.

The past twelve months saw value indices outpace their growth counterparts across all market caps. Mid cap stocks and small cap stocks led the value charge and small cap stocks nosing out their larger brethren. The return to value stocks was something that we foresaw last year after being concerned about the lofty valuations that had been accorded to many growth stocks. Despite the strong performance of value stocks relative to the overall market since the tech bubble collapsed in March of 2000, we continued to believe that market and economic conditions should favor value investing for years to come. Over the next several years we expect somewhat higher interest rates, moderate economic and earnings growth, and persistently higher energy prices. Taken together, we believe these conditions should bode well for the performance of value stocks relative to growth stocks.

In reality there is little that has changed in our economic outlook over the past year. We have been concerned for some time about the growth path of the US economy once the huge amount of stimulus from tax cuts, historical low interest rates, and the refinancing boom wound down. The economic data shows that the US economy experienced a slow down during the summer. After GDP growth in excess of 6.00% during the second half of 2003, the growth of the US economy slowed to 4.40% in the 1st quarter and to 3.30% in the 2nd quarter of this year. The jury is still out for the rest of the year, but we expect GDP growth in the range of 3.00% over the next several quarters.

The US and world economies do face significant risks that could derail economic growth in 2005. One wild card for the market and the economy is oil. The recent run-up in the price of oil is a result of increased uncertainty on the reliability of supply as well as the strong increases in oil demand from China and India. Unlike the oil price shocks in the 70's, the high price of oil today is a structural problem. There is little to no excess capacity in the oil market. Oil prices should remain volatile, as questions about supply from Iraq, Saudi Arabia, Russia, Venezuela, and Nigeria are likely to drag on. At current levels around $50, consumer discretionary spending will be squeezed, but not to the degree that a recession is likely. While the current level of oil prices may slow world growth, our fear is of supply disruptions that drive the price of oil higher. If that happened, the industrialized world would experience a significant economic shock.

Finally, the threat of terrorism and its ability to disrupt economic activity has not gone away. While it looks as though Afghanistan is making progress, the situation is tougher in Iraq. Though we have been spared the consequences of terrorists using weapons of mass destruction, the threat has not gone away. There is little doubt in our mind that terrorist groups would not hesitate to use such weapons if obtained. While it is hard to handicap the likelihood of such an event, any such occurrence would roil financial markets.

Financial stocks continue to represent the largest sector weighting at approximately 26.00% of the Fund's portfolio. A large portion of the portfolio's exposure to financials is in bank stocks. While the bank stocks have under performed relative to the benchmark over the last few months, we continue to be attracted by reasonable valuations and high dividend yields. For example, an average bank stock in the portfolio is trading at around a 12.5X PE multiple and yielding 3.00%. The consolidation continues at a healthy pace within the financial services industry. Two of our bank holdings, Charter Financial and Greenpoint Financial, were acquired over the year at healthy premiums to then market prices.

One of the portfolio's largest positions is in Novastar Financial (NFI), a subprime mortgage REIT. NFI sold off sharply back in April as negative headlines plagued the stock. In our view, the negative news was based on misinformation about how NFI generates cash for their dividend, their use of gain-on-sale accounting, and the outlook for sub prime mortgage origination. While we never like to see any stock suffer from the spread of faulty information, the decline in NFI offered one of the best buying opportunities we have seen this year. NFI should pay a dividend in excess of $7 per share during 2005 and over the next several years NFI will grow the dividend to more than $10 per share and should trade up well above $60. There is enormous short interest in the stock, with almost 40.00% of the shares sold short. We believe eventually the shorts will realize their mistake in betting against the stock and will buy in the shares they sold short. When this happens, NFI may experience a sharp increase in price. Until then, we are very happy to collect the dividend and wait for our price target to be realized.

Healthcare represents the second largest sector weighting at approximately 21.00%. We continue to overweight health care stocks relative to the mid cap benchmarks because of the attractive combination of earnings growth and value that many Health Care names offer. The two laboratory services stocks in the portfolio, Laboratory Corp. of America and Quest Diagnostics, both turned in particularly strong performance within the group, up approximately 25.00%. However, the pharmaceutical stocks and drug distribution companies slightly underperfromed relative to the benchmark. The healthcare services sector has been a minefield for investors as numerous companies have experienced sharp price declines after announcing investigations looking into billing practices and accounting irregularities. Fortunately, none of the portfolio's holdings have shared this fate. The volatility in health care has created many potentially interesting investment opportunities and we are currently finalizing our research on several new names that are potential additions to the portfolio.

The portfolio's energy holdings were the best performing stocks over the past year. EOG Resources and XTO Energy were the best performers. For the year, all of the portfolio's holdings in energy are up substantially. Despite the recent run-up, the major integrated oil companies remain cheap. For example, Chesapeake trades at a P/E of 12 and yields 1.30%. Analysts will likely have to raise estimates for the 4th quarter across the board in the energy sector, as oil and natural gas prices have stayed well above forecasts made just a few months ago. Looking to next year, many analysts are forecasting earnings based on oil prices not much more than $30 barrels oil. We expect major upward revisions on 2005 earnings for the integrated oil companies over the next several months as the expectation of higher prices takes hold. We have been waiting since mid summer for an opportunity to increase energy positions, and we continue to be patient as we are loath to chase energy stocks given their recent run.

Technology and Consumer Discretionary stocks are the portfolio's under weights relative to the Mid Cap benchmarks. We are somewhat nervous about the strength of consumer spending going forward and consequently have a hard time feeling comfortable with 3 to 5 year earnings outlooks for many consumer stocks. In technology, we have an issue with valuations. The strong performance of small cap technology stocks since the lows of October 2002 have left valuations stretched in our view. Despite our misgivings on these sectors from either a macro or valuation standpoint, there are several companies in each sector that we are actively researching. Consequently, we may increase the portfolio's exposure to these sectors in the coming months.

Looking ahead, we expect current market conditions to continue - lots of big up and down days with the trend modestly higher. We are comfortable with the current portfolio positioning and are biding our time waiting for the market to create new investment opportunities. As mentioned above, we would add to our position in energy if the stocks we like pull back from their recent highs. All things considered, it has been a very reasonable market over the last two years and we are hopeful that the next several years will be as profitable.

INVESTMENT RESULTS
------------------

---------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL TOTAL RETURNS
                                                                 (FOR PERIODS ENDED OCTOBER 31, 2004)

                                                                                     SINCE INCEPTION
                                               ONE MONTH       YEAR-TO-DATE        (DECEMBER 31, 2003)
                                              -------------   ---------------    ------------------------

Dreman Contrarian Mid Cap Value Fund*            1.62%            6.80%                   6.80%

S&P Mid-Cap 400 Index**                          1.60%             N/A                    5.52%

---------------------------------------------------------------------------------------------------------

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-247-1014.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund charges a 1% redemption fee on shares redeemed less than one year after they are purchased. The imposition of this fee is not reflected in the returns above.
** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P Mid-Cap 400 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the Index, however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.




The Fund is distributed by Unified Financial Securities, Inc.
Member NASD

COMPARISON OF THE GROWTH OF A $10,000 INVESTMENT IN THE DREMAN CONTRARIAN MID
                  CAP VALUE FUND AND THE S&P MID-CAP 400 INDEX

                                [CHART OMITTED]

                       DREMAN CONTRARIAN                   S&P Mid-Cap
                       Mid Cap Value Fund                   400 Index
                           ($10,680)                       ($10,552)

    12/31/2003             10,000.00                        10,000.00
     1/31/2004             10,230.00                        10,216.61
     2/29/2004             10,480.00                        10,461.99
     3/31/2004             10,460.00                        10,352.96
     4/30/2004             10,150.00                        10,162.56
     5/31/2004             10,290.00                        10,373.08
     6/30/2004             10,580.00                        10,608.97
     7/31/2004             10,020.00                        10,114.11
     8/31/2004             10,110.00                        10,087.43
     9/30/2004             10,510.00                        10,386.12
    10/31/2004             10,680.00                        10,552.07


         The chart above assumes an initial investment of $10,000 made on December 31, 2003 (commencement of Fund operations) and held through October 31, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

                     DREMAN CONTRARIAN SMALL CAP VALUE FUND
                     --------------------------------------

                       MANAGEMENT'S DISCUSSION & ANALYSIS

During the fiscal year ended October 31, 2004, small cap stocks continued their strong showing evidenced by the Russell 2000 Index (the most widely followed small cap index) posting a 11.70% return. Small cap value stocks in particular led the way as the Russell 2000 Value Index posted a return of 18.00% for the same period outperforming their small cap growth counterparts represented by the Russell 2000 Growth Index which posted a return of 5.80% for the year ending October 31, 2004. The Fund's return for its fiscal period December 31, 2003 (commencement of Fund operations) through its fiscal year ended October 31, 2004 was 14.80%.

Despite the strong performance of value stocks relative to the overall market since the tech bubble collapsed in March of 2000, we continue to believe that market and economic conditions should favor value investing for some years to come. As we will discuss in more detail below, over the next several years we expect somewhat higher interest rates, moderate economic and earnings growth, and persistently higher energy prices. Taken together, we believe these conditions should bode well for the performance of value stocks relative to growth stocks.

We are often asked whether the strong performance of small cap stocks can continue. For example, the Russell 2000 Value has returned 13.80% annualized over the last ten years compared to 12.60% for the next best performing domestic equity category, which happens to be the large cap value index (Russell 1000 Value). Small cap stocks do not always outperform, as evidenced by the negative returns from March 1998 to March 2000, when the Russell 2000 Value was down 11.70% while the S&P 500 was up approximately 36.00%. Over the last three years, the Russell 2000 has returned 12.30% annualized, compared to a 4.50% return for large cap stocks. Over the same period the Russell 2000 Value returned 17.30%. What explains this outperformance? Small cap stocks have benefited tremendously from the recent economic rebound and low interest rate environment. In general, small cap stocks are more sensitive to the economy than their large cap counterparts. As long as the economy remains on a steady growth path, we expect small cap stocks to offer attractive returns. We would not be surprised if small cap value stocks offered the best performance among all domestic equity classes even if the economy faltered. During the bear market years of 2000 - 2002, small cap value stocks returned a total of 7.40%. The only other domestic equity asset class with a positive return was mid cap value, with a return of 3.40%.

Turning to the economy, little has changed in our economic outlook. We have been concerned for some time about the growth path of the US economy once the huge amount of stimulus from tax cuts, historically low interest rates, and the refinancing boom wound down. The economic data shows that the US economy experienced a slowdown during the summer. After GDP growth in excess of 6.00% during the second half of 2003, the growth of the US economy slowed to 4.40% in the 1st quarter and to 3.30% in the 2nd quarter of this year. The jury is still out for the rest of the year, but we expect GDP growth in the range of 3.00% over the next several quarters.

The US and world economies do face significant risks that could derail economic growth in 2005. One wild card for the market and the economy is oil. The recent run-up in the price of oil is a result of increased uncertainty on the reliability of supply as well as the strong increases in oil demand from China and India. Unlike the oil price shocks in the 70's, the high price of oil today is a structural problem. There is little to no excess capacity in the oil market. Oil prices should remain volatile, as questions about supply from Iraq, Saudi Arabia, Russia, Venezuela, and Nigeria are likely to drag on. At current levels around $50, consumer discretionary spending will be squeezed, but not to the degree that a recession is likely. While the current level of oil prices may slow world growth, our fear is of supply disruptions that drive the price of oil to much higher prices. If that happened, the industrialized world would experience a significant economic shock.

We are also concerned about the size and persistence of the US trade deficit and the global imbalances it creates. While most commentators tend to focus on the current US budget deficit, the trade deficit is a bigger issue in our view. In effect, we are importing capital from around the world to fund the trade deficit. As holdings of US debt accumulate abroad, we may reach a point where the willingness of foreigners to invest capital in the US slows. The consequence will be downward pressure of the dollar and potentially higher interest rates in the US.

Finally, the threat of terrorism and its ability to disrupt economic activity has not gone away. While it looks as though Afghanistan is making progress, the situation is tougher in Iraq. Though we have been spared the consequences of terrorists using weapons of mass destruction, the threat has not gone away. There is little doubt in our mind that terrorist groups would not hesitate to use such weapons if obtained. While it is hard to handicap the likelihood of such an event, any such occurrence would roil financial markets.

So while we see reasonable economic growth in the coming quarters, we cannot ignore the risks. Though equity market returns have been muted so far this year, we've come a long way from the October 2002 lows. The market leadership has been broad based, but value stocks have outperformed their growth counterparts. Our outlook for the overall equity market is tempered by our belief that many parts of the market remain somewhat overvalued.

Turning to the Fund's portfolio, energy and material stocks have been the strongest performers as of late. Oil and natural gas prices climbed sharply during August and September and were the catalyst for the strong showing of energy stocks. The portfolio has carried a significant overweight in energy for several months now and we believe that these stocks still have room to run. The exploration and production (E&P) companies in the portfolio have shown particularly strong earnings growth and this has translated into stellar stock market performance.

We added exposure to the oil service sector during the past quarter with the addition of Patterson-UTI, Grey Wolf, Pioneer Drilling, and Offshore Logistics. The high oil and gas prices have led to increased exploration. Companies focused on providing services to the production companies will experience rapid earnings growth. Oil service companies are extremely cyclical, and their earnings increase rapidly when exploration activity heats up. Consequently, these companies do not look cheap based on current earnings. However, looking out a year, these companies sell at multiples well below the average small cap stock. Patterson, Grey Wolf, and Pioneer are focused on providing land-drilling services. Their fortunes rise and fall with North American land drilling. We are currently seeing a significant ramp up in day rates for land drilling and a greater willingness for the exploration companies to sign longer-term contracts. We see little on the horizon that will change this story in the coming 12 to 18 months. Offshore Logistics is focused on providing helicopter transport to offshore drill rigs, primarily in the Gulf of Mexico. The recent hurricane season has wreaked havoc with drill rigs in the Gulf, which has been a boon for Offshore's business. Offshore currently trades at a P/E of 13.8 with earnings growth expected in the range of 15.00%, so we believe there is still significant upside potential.

We have also added positions in two companies focused on energy infrastructure. Prospect Energy was added just recently and Tortoise Energy was added during the 2nd quarter. Prospect is focused on making investments, typically debt, across a wide range of companies in the pipeline, storage, refinery, and E&P industries. Tortoise Energy is strictly focused on investment in energy partnerships that provide significant yields. Each of these companies should provide better than 7.00% yield for the portfolio and the potential for capital gains as well. We view these companies as energy REITs and they should provide a stable source of dividend return in the coming years.

Materials stocks benefited from robust world growth, especially from increased demand from China. We increased exposure to materials stocks earlier in the year. The repositioning has already added significant value to the portfolio as the stocks have appreciated better than 30.00% on average since purchase. Cameco is a unique mining company that owns the world's richest deposits of uranium. Uranium prices languished for years, as excess supply plagued the industry. However, the supply/demand fundamentals have changed dramatically and uranium prices have almost tripled from the $7 per pound range in 2001 to over $20 today. With supplies running low at most US nuclear power plants and China aggressively adding new nuclear plants, we expect uranium to more than double from current prices over the next several years. The portfolio also has exposure to gold through the position in Wheaton Rivers and to clean coal technologies through the position in Headwaters.

Financial stocks continue as the largest sector weighting in the portfolio. We took some profits on selected bank, thrift and REIT stocks over the last several months, which decreased the portfolio's exposure to financials. With short-term rates rising and long-term rates falling, we believe many small cap banks will face falling net interest margins over the next several quarters. Even so, we continue to like many of the bank and thrift names such as R&G Financial and Sterling Financial Corp. As a group, these stocks trade at mid-teen P/E multiples with growth rates likely to exceed 10% over the next several years.

The Health Care stocks in the portfolio have enjoyed strong recent performance. A large part of the performance was due to Ocular Science and Province Healthcare receiving takeover offers at substantial premiums. The stock of Province Healthcare increased more than 20.00% after receiving a buyout offer from Lifepoint Hospitals. We will take profits in Province as the merger date approaches because the combined company will have a market cap that puts it in the mid cap category. Ocular Sciences, a contact lens manufacturer, gained better than 25.00% after receiving an offer from rival Cooper Company. We continue to overweight Health Care relative to the small cap value benchmarks because of the attractive combination of earnings growth and value that many Health Care names offer. The sector has been a minefield for investors as numerous companies have experienced sharp price declines after announcing investigations looking into billing practices and accounting irregularities. Fortunately, none of the portfolio's holdings have shared this fate. The volatility in Health Care has created many potentially interesting investment opportunities and we are currently finalizing our research on several new names that are potential additions to the portfolio in coming months.

Technology and Consumer Discretionary stocks are still the portfolio's largest underweights relative to the small cap value benchmarks. Both of these sectors were a drag on performance in the last few months. As we have mentioned in previous commentaries, we are somewhat nervous about the strength of consumer spending going forward and consequently have a hard time feeling comfortable with 3 to 5 year earnings outlooks for many consumer stocks. In technology, we have an issue with valuations. The strong performance of small cap technology stocks since the lows of October 2002 have left valuations stretched in our view. Despite our misgivings on these sectors from either a macro or valuation standpoint, there are several companies in each sector that we are actively researching. Consequently, we may increase the portfolio's exposure to these sectors in the coming months.

Looking ahead, we expect current market conditions to continue - lots of big up and down days with the trend modestly higher. In general, we are comfortable with the current portfolio positioning. We are biding our time waiting for the market to create new investment opportunities. In fact, most of the stocks we are looking at as potential additions are stocks that have been knocked down significantly in price. The trick, as always, is to ferret out the ones where the market has gotten the story wrong. All things considered, it has been a very reasonable market over the last two years and we are hopeful that the next several years will be as profitable.

INVESTMENT RESULTS
------------------

---------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURNS
                                                         (FOR PERIODS ENDED OCTOBER 31, 2004)

                                                                                     SINCE INCEPTION
                                               ONE MONTH       YEAR-TO-DATE        (DECEMBER 31, 2003)
                                              -------------   ---------------    ------------------------

Dreman Contrarian Small Cap Value Fund*              0.61%            14.80%             14.80%

Russell 2000 Index**                                 1.97%             5.75%              5.75%

---------------------------------------------------------------------------------------------------------

         The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-247-1014.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund charges a 1% redemption fee on shares redeemed less than one year after they are purchased. The imposition of this fee is not reflected in the returns above.
** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Russell 2000 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the Index, however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.





The Fund is distributed by Unified Financial Securities, Inc.
Member NASD

COMPARISON OF THE GROWTH OF A $10,000 INVESTMENT IN THE DREMAN CONTRARIAN

                       Dreman Contrarian                     Russell
                      Small Cap Value Fund                 2000 Index
                           ($11,480)                       ($10,575)

    12/31/2003             10,000.00                        10,000.00
     1/31/2004             10,140.00                        10,434.45
     2/29/2004             10,500.00                        10,527.98
     3/31/2004             10,750.00                        10,626.08
     4/30/2004             10,250.00                        10,084.33
     5/31/2004             10,440.00                        10,244.81
     6/30/2004             10,970.00                        10,676.27
     7/31/2004             10,770.00                         9,957.42
     8/31/2004             10,780.00                         9,906.21
     9/30/2004             11,410.00                        10,371.28
    10/31/2004             11,480.00                        10,575.44


         The chart above assumes an initial investment of $10,000 made on December 31, 2003 (commencement of Fund operations) and held through October 31, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

FUND HOLDINGS - (UNAUDITED)
-------------

        DREMAN CONTRARIAN LARGE CAP VALUE FUND PORTFOLIO ANALYSIS AS OF
                               OCTOBER 31, 20041

                                [CHART OMITTED]

Large Cap Companies                       95.78%
Other Companies                            1.46%
Short-Term Investments                     3.14%
Liabilities in excess of other assets     -0.38%


1As a percent of net assets

The Fund invests in common stocks of large capitalization companies that pay relatively high dividends and that have intrinsic value in the opinion of the Fund's advisor.

DREMAN CONTRARIAN MID CAP VALUE FUND PORTFOLIO ANALYSIS AS OF OCTOBER 31, 20041

                                [CHART OMITTED]

Medium Capitalization Companies           82.67%
Other Companies                            9.45%
Short - Term Investments                   7.34%
Other assets less Liabilities              0.54%

1As a percent of net assets

The Fund invests in common stocks of medium capitalization companies that have intrinsic value in the opinion of the Fund's advisor.

        DREMAN CONTRARIAN SMALL CAP VALUE FUND PORTFOLIO ANALYSIS AS OF
                               OCTOBER 31, 20041

                                [CHART OMITTED]

Small Capitalization Companies            89.18%
Other Companies                            3.95%
Short - Term Investments                   4.58%
Other assets less liabilities              2.29%

1As a percent of net assets

The Fund invests in common stocks of small capitalization companies that have intrinsic value in the opinion of the Fund's advisor.

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)
--------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


---------------------------------- -------------------- -------------------------- ------------------------------------
   DREMAN CONTRARIAN LARGE CAP      BEGINNING ACCOUNT        ENDING ACCOUNT           EXPENSES PAID DURING PERIOD*
           VALUE FUND                     VALUE                   VALUE                 MAY 1 - OCTOBER 31, 2004
                                       MAY 1, 2004          OCTOBER 31, 2004
---------------------------------- -------------------- -------------------------- ------------------------------------
Actual                                  $1,000.00               $1,021.30                         $7.86
(2.13% return)
---------------------------------- -------------------- -------------------------- ------------------------------------
Hypothetical                            $1,000.00               $1,017.57                         $7.84
(5% return before expenses)
---------------------------------- -------------------- -------------------------- ------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.55%, multiplied by the average account value over the period, multiplied by 184/363 (to reflect the partial year period).

---------------------------------- -------------------- -------------------------- ------------------------------------
 DREMAN CONTRARIAN MID CAP VALUE    BEGINNING ACCOUNT        ENDING ACCOUNT           EXPENSES PAID DURING PERIOD*
              FUND                        VALUE                   VALUE                 MAY 1 - OCTOBER 31, 2004
                                       MAY 1, 2004          OCTOBER 31, 2004
---------------------------------- -------------------- -------------------------- ------------------------------------
Actual                                  $1,000.00               $1,052.20                         $8.48
(5.22% return)
---------------------------------- -------------------- -------------------------- ------------------------------------
Hypothetical                            $1,000.00               $1,021.80                         $8.35
(5% return before expenses)
---------------------------------- -------------------- -------------------------- ------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by 184/306 (to reflect the partial year period).

---------------------------------- -------------------- -------------------------- ------------------------------------
   DREMAN CONTRARIAN SMALL CAP      BEGINNING ACCOUNT        ENDING ACCOUNT           EXPENSES PAID DURING PERIOD*
           VALUE FUND                     VALUE                   VALUE                 MAY 1 - OCTOBER 31, 2004
                                       MAY 1, 2004          OCTOBER 31, 2004
---------------------------------- -------------------- -------------------------- ------------------------------------
Actual                                  $1,000.00               $1,120.00                         $9.31
(12.00% return)
---------------------------------- -------------------- -------------------------- ------------------------------------
Hypothetical                            $1,000.00               $1,021.28                         $8.88
(5% return before expenses)
---------------------------------- -------------------- -------------------------- ------------------------------------


* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/306 (to reflect the partial year period).

DREMAN CONTRARIAN FUNDS
DREMAN CONTRARIAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004

COMMON STOCKS - 97.23%                                                                SHARES              VALUE
                                                                                   -------------      --------------
CIGARETTES - 2.07%
RJ Reynolds Tobacco Holdings, Inc.                                                        1,555         $   107,077
                                                                                                      --------------

CRUDE PETROLEUM & NATURAL GAS - 2.97%
Devon Energy Corp.                                                                        1,200              88,764
Kerr-McGee Corp.                                                                          1,100              65,142
                                                                                                      --------------
                                                                                                            153,906
                                                                                                      --------------
DRILLING OIL & GAS WELLS - 0.61%
Transocean, Inc. (a)                                                                        900              31,725
                                                                                                      --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT  - 1.05%
General Electric Co.                                                                      1,600              54,592
                                                                                                      --------------

ELECTRONIC CONNECTORS - 0.96%
Tyco International Ltd.                                                                   1,600              49,840
                                                                                                      --------------

FEDERAL & FEDERALLY - SPONSORED CREDIT AGENCIES - 13.62%
Federal Home Loan Mortgage Corp. (Freddie Mac)                                            6,800             452,880
Federal National Mortgage Association (Fannie Mae)                                        3,600             252,540
                                                                                                      --------------
                                                                                                            705,420
                                                                                                      --------------
FIRE, MARINE & CASUALTY INSURANCE - 2.87%
American International Group, Inc.                                                        2,450             148,740
                                                                                                      --------------

FOOD & KINDRED PRODUCTS - 10.14%
Altria Group, Inc.                                                                       10,100             489,446
British American Tobacco Plc. (b)                                                         1,200              36,120
                                                                                                      --------------
                                                                                                            525,566
                                                                                                      --------------
HOSPITAL & MEDICAL SERVICE PLANS - 0.19%
Humana, Inc. (a)                                                                            505               9,671
                                                                                                      --------------

INSURANCE AGENTS BROKERS & SERVICES - 0.40%
Marsh & McLennan Companies, Inc.                                                            750              20,745
                                                                                                      --------------

NATIONAL COMMERCIAL BANKS - 10.80%
Bank of America Corp.                                                                     4,042             181,041
KeyCorp                                                                                   2,600              87,334
PNC Financial Services Group, Inc.                                                        1,400              73,220
Regions Financial Corp.                                                                   2,400              84,192
U.S. Bancorp                                                                              2,100              60,081
Wachovia Corp.                                                                            1,500              73,815
                                                                                                      --------------
                                                                                                            559,683
                                                                                                      --------------

See accompanying notes which are an integral part of the financial statements.

DREMAN CONTRARIAN FUNDS
DREMAN CONTRARIAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2004

COMMON STOCKS - 97.23% - CONTINUED                                                    SHARES              VALUE
                                                                                   -------------      --------------
PETROLEUM REFINING - 9.06%
ChevronTexaco Corp.                                                                       3,600           $ 191,016
ConocoPhillips Co.                                                                        3,300             278,223
                                                                                                      --------------
                                                                                                            469,239
                                                                                                      --------------
PHARMACEUTICAL PREPARATIONS - 8.81%
Bristol-Myers Squibb, Inc.                                                                6,460             151,358
Merck & Co., Inc.                                                                         4,075             127,588
Pfizer, Inc.                                                                              4,220             122,169
Wyeth                                                                                     1,400              55,510
                                                                                                      --------------
                                                                                                            456,625
                                                                                                      --------------
RETAIL - DEPARTMENT STORES - 1.36%
Federated Department Stores, Inc.                                                         1,400              70,630
                                                                                                      --------------

RETAIL - DRUG STORES & PROPRIETARY STORES - 1.37%
Medco Health Solutions, Inc.  (a)                                                         2,095              71,041
                                                                                                      --------------

RETAIL - GROCERY STOREs - 0.74%
Safeway, Inc.  (a)                                                                        2,100              38,304
                                                                                                      --------------

RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS - 2.38%
Home Depot, Inc.                                                                          3,000             123,240
                                                                                                      --------------

RETAIL - MISCELLANEOUS SHOPPING GOODS STORES - 3.45%
Borders Group, Inc.                                                                       5,500             125,345
Staples, Inc.                                                                             1,800              53,532
                                                                                                      --------------
                                                                                                            178,877
                                                                                                      --------------
SAVINGS INSTITUTIONS, NOT FEDERALLY CHARTERED - 6.19%
Washington Mutual, Inc.                                                                   7,000             270,970
Sovereign Bancorp, Inc.                                                                   2,300              49,795
                                                                                                      --------------
                                                                                                            320,765
                                                                                                      --------------
SERVICES - COMPUTER PROGRAMMING, DATA PROCESSING - 1.60%
Electronic Data Systems Corp.                                                             3,900              82,953
                                                                                                      --------------

SERVICES - GENERAL MEDICAL & SURGICAL HOSPITALS - 1.42%
HCA, Inc.                                                                                 2,000              73,460
                                                                                                      --------------

SERVICES - MEDICAL LABORATORIES - 3.73%
Laboratory Corp. of America Holdings (a)                                                  2,310             105,798
Quest Diagnostics, Inc.                                                                   1,000              87,540
                                                                                                      --------------
                                                                                                            193,338
                                                                                                      --------------

See accompanying notes which are an integral part of the financial statements.

DREMAN CONTRARIAN FUNDS
DREMAN CONTRARIAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2004

COMMON STOCKS - 97.23% - CONTINUED                                                    SHARES              VALUE
                                                                                   -------------      --------------

SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 1.00%
Becton, Dickinson & Co.                                                                     990            $ 51,975
                                                                                                      --------------

TOBACCO PRODUCTS - 6.14%
Imperial Tobacco Group Plc. (b)                                                             900              42,255
UST, Inc.                                                                                 6,700             275,772
                                                                                                      --------------
                                                                                                            318,027
                                                                                                      --------------
WHOLESALE - DRUGS, PROPRIETARIES & DRUGGISTS' SUNDRIES - 2.44%
AmerisourceBergen Corp.                                                                   1,450              79,808
Cardinal Health, Inc.                                                                     1,000              46,750
                                                                                                      --------------
                                                                                                            126,558
                                                                                                      --------------
WHOLESALE - FARM PRODUCTS RAW MATERIALS - 1.86%
Universal Corp.                                                                           2,100              96,138
                                                                                                      --------------

TOTAL COMMON STOCKS (COST $4,690,016)                                                                     5,038,135
                                                                                                      --------------

MONEY MARKET SECURITIES - 3.14%
Huntington Money Market Fund IV, 0.95% (c)                                              162,796             162,796
                                                                                                      --------------

TOTAL MONEY MARKET SECURITIES (COST $162,796)                                                               162,796
                                                                                                      --------------

TOTAL INVESTMENTS (COST $4,852,812) - 100.37%                                                          $  5,200,931
                                                                                                      --------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.37)%                                                             (19,741)
                                                                                                      --------------

TOTAL NET ASSETS - 100.00%                                                                             $  5,181,190
                                                                                                      ==============

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable rate security; the yield shown represents the rate at October 31, 2004.

See accompanying notes which are an integral part of the financial statements.

DREMAN CONTRARIAN FUNDS
DREMAN CONTRARIAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004

COMMON STOCKS - 86.15%                                                                SHARES              VALUE
                                                                                   -------------      --------------

AGRICULTURE CHEMICALS - 0.80%
Scotts Co. (The) (a)                                                                        100          $    6,422
                                                                                                      --------------

ASSET BACKED - 0.96%
Morgan Stanley Dean Witter & Company                                                        150               7,664
                                                                                                      --------------

CARPETS & RUGS - 1.06%
Mohawk Industries, Inc. (a)                                                                 100               8,508
                                                                                                      --------------

COMMERCIAL PRINTING - 0.79%
Donnelley, R.R. & Sons                                                                      200               6,290
                                                                                                      --------------

CRUDE PETROLEUM & NATURAL GAS - 6.49%
Chesapeake Energy Corp.                                                                     600               9,648
Devon Energy Corp.                                                                           50               3,698
EOG Resources, Inc.                                                                         100               6,656
Kerr-McGee Corp.                                                                            200              11,844
Pioneer Natural Resources Co.                                                               250               8,100
Talisman Energy, Inc.                                                                       200               5,374
XTO Energy, Inc.                                                                            200               6,676
                                                                                                      --------------
                                                                                                             51,996
                                                                                                      --------------
DRILLING OIL & GAS WELLS - 5.31%
Nabors Industries, Ltd. (a)                                                                 300              14,736
Patterson-UTI Energy, Inc.                                                                  900              17,307
Weatherford International Ltd. (a)                                                          200              10,452
                                                                                                      --------------
                                                                                                             42,495
                                                                                                      --------------
ELECTRIC SERVICES - 0.90%
Reliant Energy, Inc. (a)                                                                    700               7,196
                                                                                                      --------------

ELECTRICAL WORK - 0.28%
Integrated Electrical Services, Inc. (a)                                                    600               2,280
                                                                                                      --------------

ELECTRONIC COMPONENTS & ACCESSORIES - 0.16%
Vishay Intertechnology, Inc. (a)                                                            100               1,293
                                                                                                      --------------

FINANCE LESSORS - 1.51%
CIT Group, Inc.                                                                             300              12,120
                                                                                                      --------------

FIRE, MARINE & CASUALTY INSURANCE - 1.92%
Cincinnati Financial Corp.                                                                  210               8,768
Endurance Specialty Holdings Ltd.                                                           200               6,630
                                                                                                      --------------
                                                                                                             15,398
                                                                                                      --------------

See accompanying notes which are an integral part of the financial statements.

DREMAN CONTRARIAN FUNDS
DREMAN CONTRARIAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2004

COMMON STOCKS - 86.15% - CONTINUED                                                    SHARES              VALUE
                                                                                   -------------      --------------

FOOD AND KINDRED PRODUCTS - 1.81%
Altria Group, Inc.                                                                          300            $ 14,538
                                                                                                      --------------

GENERAL BUILDING CONTRACTORS - RESIDENTIAL BUILDINGS - 1.12%
Lennar Corp.                                                                                200               8,996
                                                                                                      --------------

HOSPITAL & MEDICAL SERVICE PLANS - 1.65%
Triad Hospitals, Inc. (a)                                                                   400              13,212
                                                                                                      --------------

HOTELS & MOTELS - 1.36%
Marriott International, Inc.                                                                200              10,898
                                                                                                      --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.45%
Willis Group Holdings Ltd.                                                                  100               3,595
                                                                                                      --------------

LABORATORY ANALYTICAL INSTRUMENTS - 2.23%
Beckman Coulter, Inc.                                                                       300              17,850
                                                                                                      --------------

MEASURING & CONTROLLING DEVICEs - 0.72%
Thermo Electron Corp. (a)                                                                   200               5,800
                                                                                                      --------------

METALWORKING MACHINERY & EQUIPMENT - 1.44%
SPX Corp.                                                                                   300              11,505
                                                                                                      --------------

MISCELLANEOUS INDUSTRIAL & COMMERCIAL MACHINERY & EQUIPMENT - 1.52%
ITT Industries, Inc.                                                                        150              12,171
                                                                                                      --------------

MISCELLANEOUS FURNITURE & FIXTURES - 0.62%
Hillenbrand Industries, Inc.                                                                100               4,978
                                                                                                      --------------

MISCELLANEOUS SHOPPING GOODS STORES - 1.62%
Office Depot, Inc. (a)                                                                      800              12,952
                                                                                                      --------------

MOTORS & GENERATORS - 0.82%
AMETEK, Inc.                                                                                200               6,584
                                                                                                      --------------

NATIONAL COMMERCIAL BANKS - 4.38%
First Horizon National Corp.                                                                300              12,984
Regions Financial Corp.                                                                     400              14,032
Sky Financial Group, Inc.                                                                   300               8,064
                                                                                                      --------------
                                                                                                             35,080
                                                                                                      --------------

OPERATIVE BUILDERS - 0.65%
Centex Corp.                                                                                100               5,194
                                                                                                      --------------

See accompanying notes which are an integral part of the financial statements.

DREMAN CONTRARIAN FUNDS
DREMAN CONTRARIAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2004

COMMON STOCKS - 86.15% - CONTINUED                                                    SHARES              VALUE
                                                                                   -------------      --------------

ORDINANCE & ACCESSORIES - 1.44%
Alliant Techsystem, Inc. (a)                                                                200            $ 11,498
                                                                                                      --------------

PHARMACEUTICAL PREPARATIONS - 1.28%
Biovail Corp. (a)                                                                           200               3,744
King Pharmaceuticals, Inc. (a)                                                              600               6,546
                                                                                                      --------------
                                                                                                             10,290
                                                                                                      --------------

RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 0.82%
L 3 Communications Holdings, Inc.                                                           100               6,593
                                                                                                      --------------

REAL ESTATE INVESTMENT TRUSTS - 3.71%
Novastar Financial, Inc.                                                                    500              21,640
Ventas, Inc.                                                                                300               8,070
                                                                                                      --------------
                                                                                                             29,710
                                                                                                      --------------

RETAIL - AUTO & HOME SUPPLY STORES - 2.44%
Advance Auto Parts, Inc.                                                                    500              19,560
                                                                                                      --------------

RETAIL - BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY - 1.07%
The Sherwin-Williams Co.                                                                    200               8,544
                                                                                                      --------------

RETAIL - DRUG STORES & Proprietary Stores - 3.74%
Caremark Rx, Inc. (a)                                                                     1,000              29,970
                                                                                                      --------------

RETAIL - HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.45%
Pier 1 Imports, Inc.                                                                        200               3,590
                                                                                                      --------------

SAVINGS INSTITUTION, FEDERALLY CHARTERED - 2.74%
Commercial Capital Bancorp, Inc.                                                            400               8,972
Sovereign Bancorp, Inc.                                                                     600              12,990
                                                                                                      --------------
                                                                                                             21,962
                                                                                                      --------------

SAVINGS INSTITUTION, NOT FEDERALLY CHARTERED - 0.92%
New York Community Bancorp, Inc.                                                            400               7,344
                                                                                                      --------------

SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 2.09%
Bear Stearns Co.                                                                            100               9,475
Edwards A.G., Inc.                                                                          200               7,252
                                                                                                      --------------
                                                                                                             16,727
                                                                                                      --------------

See accompanying notes which are an integral part of the financial statement.

DREMAN CONTRARIAN FUNDS
DREMAN CONTRARIAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2004

COMMON STOCKS - 86.15% - CONTINUED                                                    SHARES              VALUE
                                                                                   -------------      --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.73%
The BISYS Group, Inc.                                                                       400             $ 5,840
                                                                                                      --------------

SERVICES - BUSINESS SERVICES - 2.24%
NDCHealth Corp.                                                                             400               6,716
West Corp. (a)                                                                              400              11,248
                                                                                                      --------------
                                                                                                             17,964
                                                                                                      --------------

SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 0.49%
Convergys Corp. (a)                                                                         300               3,903
                                                                                                      --------------

SERVICES - COMPUTER PROCESSING & DATA PREPARATION - 0.56%
DST Systems, Inc. (a)                                                                       100               4,485
                                                                                                      --------------

SERVICES - COMPUTER PROGRAMMING, DATA PROCESSING - 1.18%
GTECH Holdings Corp.                                                                        400               9,468
                                                                                                      --------------

SERVICES - MEDICAL LABORATORIES - 3.90%
Laboratory Corp. of America Holdings (a)                                                    300              13,740
Quest Diagnostics, Inc.                                                                     200              17,508
                                                                                                      --------------
                                                                                                             31,248
                                                                                                      --------------
SERVICES - MISCELLANEOUS AMUSEMENT & RECREATION - 3.54%
Harrah's Entertainment, Inc.                                                                300              17,556
MGM Mirage (a)                                                                              200              10,760
                                                                                                      --------------
                                                                                                             28,316
                                                                                                      --------------
SERVICES - NURSING & PERSONAL CARE FACILITIES - 0.19%
Odyssey Healthcare, Inc. (a)                                                                200               1,544
                                                                                                      --------------

SERVICES - PREPACKAGED SOFTWARE - 1.21%
McAfee, Inc. (a)                                                                            400               9,680
                                                                                                      --------------

STATE COMMERCIAL BANKS - 2.46%
Associated Banc Corp.                                                                       300              10,407
North Fork Bancorporation, Inc.                                                             210               9,261
                                                                                                      --------------
                                                                                                             19,668
                                                                                                      --------------
SURETY INSURANCE - 2.92%
AMBAC Financial Group, Inc.                                                                 200              15,612
The PMI Group, Inc.                                                                         200               7,764
                                                                                                      --------------
                                                                                                             23,376
                                                                                                      --------------

See accompanying notes which are an integral part of the financial statements.

DREMAN CONTRARIAN FUNDS
DREMAN CONTRARIAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2004

COMMON STOCKS - 86.15% - CONTINUED                                                    SHARES              VALUE
                                                                                   -------------      --------------

WHOLESALE - DRUGS, PROPRIETARIES & DRUGGISTS' SUNDRIES - 5.46%
AmerisourceBergen Corp.                                                                     200            $ 11,008
Cardinal Health, Inc.                                                                       700              32,725
                                                                                                      --------------
                                                                                                             43,733
                                                                                                      --------------

TOTAL COMMON STOCKS (COST $655,358)                                                                         690,028
                                                                                                      --------------

EXCHANGE TRADED FUNDS - 4.35%
iShares S&P MidCap 400/BARRA Value Index Fund                                               300              34,845
                                                                                                      --------------

TOTAL EXCHANGE TRADED FUNDS (COST $34,559)                                                                   34,845
                                                                                                      --------------

PRIVATE PLACEMENTS - 1.63%

EQUITY SECURITIES - 0.38%
KKR Financial Corp.                                                                         300               3,075
                                                                                                      --------------


CORPORATE BOND - 1.25%                                                              PRINCIPAL
                                                                                   -------------
Southern Energy Inc., 7.90%, 7/09 (b)                                                    15,000               9,975
                                                                                                      --------------

TOTAL PRIVATE PLACEMENTS (COST $11,775)                                                                      13,050
                                                                                                      --------------

MONEY MARKET SECURITIES - 7.34%                                                       SHARES
                                                                                   -------------
Huntington Money Market Fund IV, 0.95% (c)                                               58,792              58,792
                                                                                                      --------------

TOTAL MONEY MARKET SECURITIES (COST $58,792)                                                                 58,792
                                                                                                      --------------

TOTAL INVESTMENTS (COST $760,484) - 99.47%                                                              $   796,715
                                                                                                      --------------

OTHER ASSETS LESS LIABILITIES - 0.53%                                                                         4,281
                                                                                                      --------------

TOTAL NET ASSETS - 100.00%                                                                              $   800,996
                                                                                                      ==============


(a) Non-income producing.
(b) Security is in default.
(c) Variable rate security; the yield shown represents the rate at October 31, 2004.


See accompanying notes which are an integral part of the financial statements.

DREMAN CONTRARIAN FUNDS
DREMAN CONTRARIAN SMALL CAP VALUE
FUND SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004

COMMON STOCKS - 91.64%                                                                SHARES              VALUE
                                                                                   -------------      --------------

AGRICULTURAL PRODUCTION - CROPS - 1.05%
Chiquita Brands International, Inc. (a)                                                     500          $    9,010
                                                                                                      --------------

AIR TRANSPORTATION, NONSCHEDULED - 0.84%
Offshore Logistics, Inc. (a)                                                                200               7,232
                                                                                                      --------------

BIOLOGICAL PRODUCTS  - 1.09%
Charles River Laboratories International, Inc. (a)                                          200               9,358
                                                                                                      --------------

CIGARETTES - 1.13%
Vector Group Ltd.                                                                           630               9,740
                                                                                                      --------------

COMPUTER PERIPHERAL EQUIPMENT - 1.70%
Stratasys, Inc. (a)                                                                         500              14,640
                                                                                                      --------------

COMPUTER STORAGE DEVICES - 1.16%
Western Digital Corp. (a)                                                                 1,200               9,996
                                                                                                      --------------

CRUDE PETROLEUM & NATURAL GAS - 4.59%
Denbury Resources, Inc. (a)                                                                 500              12,400
Energy Partners Ltd. (a)                                                                    600              10,536
Penn Virginia Corp.                                                                         200               7,200
Range Resources Corp.                                                                       600               9,420
                                                                                                      --------------
                                                                                                             39,556
                                                                                                      --------------

DEEP SEA FOREIGN TRANSPORTATIONS OF FREIGHT - 0.87%
Tsakos Energy Navigation Ltd.                                                               200               7,480
                                                                                                      --------------

DRAWING & INSULATING OF NONFERROUS WIRE - 1.71%
General Cable Corp. (a)                                                                   1,200              14,760
                                                                                                      --------------

DRILLING OIL & GAS WELLS - 1.88%
Grey Wolf, Inc. (a)                                                                       1,400               7,252
Pioneer Drilling Co. (a)                                                                  1,100               8,899
                                                                                                      --------------
                                                                                                             16,151
                                                                                                      --------------

ELECTRIC HOUSEWARES & FANS - 1.23%
Helen of Troy, Ltd. (a)                                                                     400              10,620
                                                                                                      --------------

ELECTRIC SERVICES - 1.70%
Allegheny Energy, Inc. (a)                                                                  800              14,648
                                                                                                      --------------

ELECTRICAL WORK - 0.26%
Integrated Electrical Services, Inc. (a)                                                    600               2,280
                                                                                                      --------------

See accompanying notes which are an integral part of the financial statements.

DREMAN CONTRARIAN FUNDS
DREMAN CONTRARIAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2004

COMMON STOCKS - 91.64% - CONTINUED                                                    SHARES              VALUE
                                                                                   -------------      --------------

ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 1.11%
Zoll Medical Corp. (a)                                                                      300          $    9,600
                                                                                                      --------------

FABRICATED RUBBER PRODUCTS - 1.61%
Gencorp, Inc.                                                                             1,000              13,900
                                                                                                      --------------

FIRE, MARINE & CASUALTY INSURANCE - 1.45%
Aspen Insurance Holdings Ltd.                                                               400               9,200
Endurance Specialty Holdings Ltd.                                                           100               3,315
                                                                                                      --------------
                                                                                                             12,515
                                                                                                      --------------

FOOD AND KINDRED PRODUCTS - 1.55%
B&G Foods, Inc. (a)                                                                         900              13,320
                                                                                                      --------------

FUNCTIONS RELATED TO DEPOSITORY BANKING - 1.21%
Ace Cash Express, Inc. (a)                                                                  400              10,404
                                                                                                      --------------

GRAIN MILL PRODUCTS - 1.28%
Ralcorp Holdings, Inc.                                                                      300              11,025
                                                                                                      --------------

HOSPITAL & MEDICAL SERVICE PLANS - 0.77%
Triad Hospitals, Inc. (a)                                                                   200               6,606
                                                                                                      --------------

IRON & STEEL FOUNDRIES - 2.09%
Precision Castparts Corp.                                                                   300              18,000
                                                                                                      --------------

LABORATORY ANALYTICAL INSTRUMENTS - 1.11%
Mettler Toledo International, Inc. (a)                                                      200               9,580
                                                                                                      --------------

LIFE INSURANCE - 1.05%
Scottish Re Group Ltd.                                                                      400               9,000
                                                                                                      --------------

MINING MACHINERY & EQUIPMENT - 0.70%
Bucyrus International, Inc. - Class A                                                       200               6,000
                                                                                                      --------------

MINING & QUARRYING OF NONMETALLIC MINERALS - 1.51%
Wheaton River Minerals, Ltd. (a)                                                          4,000              13,000
                                                                                                      --------------

MISCELLANEOUS INDUSTRIAL & COMMERCIAL MACHINERY & EQUIPMENT - 0.65%
Curtiss Wright Corp.                                                                        100               5,581
                                                                                                      --------------

MISCELLANEOUS METAL ORES - 2.82%
Cameco Corp.                                                                                300              24,324
                                                                                                      --------------

See accompanying notes which are an integral part of the financial statements.

DREMAN CONTRARIAN FUNDS
DREMAN CONTRARIAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2004

COMMON STOCKS - 91.64% - CONTINUED                                                    SHARES              VALUE
                                                                                   -------------      --------------

MISCELLANEOUS PRODUCTS OF PETROLEUM & COAL - 1.10%
Headwaters, Inc. (a)                                                                        300             $ 9,450
                                                                                                      --------------

MOTOR VEHICLES & PASSENGER CAR BODIES - 1.37%
Oshkosh Truck Corp. (a)                                                                     200              11,780
                                                                                                      --------------

NATIONAL COMMERCIAL BANKS - 2.47%
Greater Bay Bancorp                                                                         200               6,249
Sterling Financial Corp.                                                                    400              15,028
                                                                                                      --------------
                                                                                                             21,277
                                                                                                      --------------

NATURAL GAS DISTRIBUTION - 2.14%
Southern Union Co.                                                                          840              18,455
                                                                                                      --------------

OIL & GAS FIELD MACHINERY & EQUIPMENT - 1.07%
Oil States International, Inc. (a)                                                          500               9,180
                                                                                                      --------------

OIL & GAS FIELD SERVICES - 2.01%
Patterson - UTI Energy Corp.                                                                900              17,307
                                                                                                      --------------

OPHTHALMIC GOODS - 1.70%
Ocular Sciences, Inc. (a)                                                                   300              14,655
                                                                                                      --------------

PHARMACEUTICAL PREPARATIONS - 1.38%
Par Pharmaceutical Companies, Inc. (a)                                                      300              11,835
                                                                                                      --------------

RAILROADS, LINE-HAUL OPERATING - 1.48%
Prospect Energy Corp. (a)                                                                   900              12,717
                                                                                                      --------------

REAL ESTATE - 1.39%
Levitt Corp.                                                                                500              11,925
                                                                                                      --------------

REAL ESTATE AGENTS & MANAGERS (FOR OTHERS) - 1.28%
Bluegreen Corp. (a)                                                                         900              11,043
                                                                                                      --------------

REAL ESTATE INVESTMENT TRUSTS - 5.39%
Highland Hospitality Corp.                                                                  200               2,280
Newcastle Investment Corp.                                                                  500              15,305
Novastar Financial, Inc.                                                                    400              17,312
Saxon Capital, Inc. (a)                                                                     600              11,520
                                                                                                      --------------
                                                                                                             46,417
                                                                                                      --------------

REFUSE SYSTEMS - 1.46%
WCA Waste Corp. (a)                                                                       1,400              12,600
                                                                                                      --------------

See accompanying notes which are an integral part of the financial statements.

DREMAN CONTRARIAN FUNDS
DREMAN CONTRARIAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2004

COMMON STOCKS - 91.64% - CONTINUED                                                    SHARES              VALUE
                                                                                   -------------      --------------

SAVINGS INSTITUTION, FEDERALLY CHARTERED - 6.41%
BankAtlantic Bancorp - Class A                                                              200             $ 3,498
Center Financial Corp.                                                                      400               7,858
Commercial Capital Bancorp, Inc.                                                            400               8,972
First Federal Capital Corp.                                                                 400              13,320
Indymac Bancorp, Inc.                                                                       300               9,678
PFF Bancorp, Inc. (a)                                                                       300              11,835
                                                                                                      --------------
                                                                                                             55,161
                                                                                                      --------------

SERVICES - COMPUTER PROGRAMMING, DATA PROCESSING - 0.45%
PC-Tel, Inc. (a)                                                                            500               3,855
                                                                                                      --------------

SERVICES - EDUCATIONAL SERVICES - 1.75%
Nobel Learning Communities, Inc. (a)                                                      2,100              15,078
                                                                                                      --------------

SERVICES - ENGINEERING SERVICES - 1.60%
URS Corp. (a)                                                                               500              13,800
                                                                                                      --------------

SERVICES - GENERAL MEDICAL & SURGICAL HOSPITALS - 1.25%
Province Healthcare Co. (a)                                                                 500              10,720
                                                                                                      --------------

SERVICES - MEDICAL LABORATORIES - 0.35%
LabOne, Inc. (a)                                                                            100               3,000
                                                                                                      --------------

SERVICES - MISCELLANEOUS AMUSEMENT & RECREATION - 0.89%
Lakes Entertainment, Inc.                                                                   650               7,618
                                                                                                      --------------

SERVICES - PREPACKAGED SOFTWARE - 0.76%
Medical Information Technology, Inc. (a)                                                    600               6,570
                                                                                                      --------------

STATE COMMERCIAL BANKS - 6.35%
Bryn Mawr Bank Corp.                                                                        300               5,892
Glacier Bancorp, Inc.                                                                       400              12,660
Merchants Bancshares, Inc.                                                                  200               5,800
Provident Bankshares Corp.                                                                  200               6,946
R&G Financial Corp. (a)                                                                     450              16,929
Seacoast Banking Corp. of Florida                                                           300               6,486
                                                                                                      --------------
                                                                                                             54,713
                                                                                                      --------------

SURETY INSURANCE - 1.90%
Triad Guaranty, Inc. (a)                                                                    300              16,353
                                                                                                      --------------

TRUCKING - 1.67%
Yellow Roadway Corp. (a)                                                                    300              14,397
                                                                                                      --------------

See accompanying notes which are an integral part of the financial statements.

DREMAN CONTRARIAN FUNDS
DREMAN CONTRARIAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2004

COMMON STOCKS - 91.64% - CONTINUED                                                    SHARES              VALUE
                                                                                   -------------      --------------

WATER, SEWER, PIPELINE, COMMUNICATIONS & POWER LINE CONSTRUCTION - 1.45%
Infrasource Services, Inc. (a)                                                            1,200            $ 12,528
                                                                                                      --------------

WHOLESALE - HARDWARE & PLUMBING & HEATING EQUIPMENT & SUPPLIES - 1.32%
Hughes Supply, Inc.                                                                         400              11,364
                                                                                                      --------------

WHOLESALE - MACHINERY, EQUIPMENT & SUPPLIES - 2.01%
Aviall, Inc. (a)                                                                            800              17,320
                                                                                                      --------------

WHOLESALE - PROFESSIONAL & COMMERCIAL EQUIPMENT & SUPPLIES - 1.12%
Fisher Scientific International, Inc. (a)                                                   168               9,637
                                                                                                      --------------

TOTAL COMMON STOCKS (COST $692,511)                                                                         789,081
                                                                                                      --------------

CLOSED-END MUTUAL FUNDS -1.49%
Tortoise Energy Infrastructure Corp.                                                        504              12,776
                                                                                                      --------------

TOTAL CLOSED-END MUTUAL FUNDS (COST $11,631)                                                                 12,776
                                                                                                      --------------

MONEY MARKET SECURITIES - 4.58%
Huntington Money Market Fund IV, 0.95% (b)                                               39,457              39,457
                                                                                                      --------------

TOTAL MONEY MARKET SECURITIES (COST $39,457)                                                                 39,457
                                                                                                      --------------

TOTAL INVESTMENTS (COST $743,599) - 97.71%                                                              $   841,314
                                                                                                      --------------

OTHER ASSETS LESS LIABILITIES - 2.29%                                                                        19,722
                                                                                                      --------------

TOTAL NET ASSETS - 100.00%                                                                              $   861,036
                                                                                                      ==============

(a) Non-income producing.
(b) Variable rate security; the yield shown represents the rate at October 31, 2004.


See accompanying notes which are an integral part of the financial statements.

DREMAN CONTRARIAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2004

                                                                         DREMAN         DREMAN         DREMAN
                                                                       CONTRARIAN     CONTRARIAN     CONTRARIAN
                                                                       LARGE CAP        MID CAP      SMALL CAP
                                                                       VALUE FUND     VALUE FUND     VALUE FUND
                                                                     --------------- -------------- -------------

ASSETS:
Investments in securities
     At cost                                                            $ 4,852,812      $ 760,484      $743,599
                                                                     =============== ============== =============
     At value                                                           $ 5,200,931      $ 796,715      $841,314

Interest receivable                                                             137             23            34
Dividends receivable                                                         10,823            360           120
Receivable for investments sold                                               1,434          2,090        18,920
Receivable from advisor                                                       5,415         18,680        22,952
Prepaid expenses                                                                  -            250           250
                                                                     --------------- -------------- -------------
     TOTAL ASSETS                                                         5,218,740        818,118       883,590
                                                                     --------------- -------------- -------------

LIABILITIES:
Payable to affiliates                                                        15,933          3,959         3,958
Accrued Trustee  & Officer expenses                                           1,982          1,290         1,303
Accrued expenses                                                             19,635         11,873        17,293
                                                                     --------------- -------------- -------------
     TOTAL LIABILITIES                                                       37,550         17,122        22,554
                                                                     --------------- -------------- -------------

NET ASSETS:                                                             $ 5,181,190      $ 800,996      $861,036
                                                                     =============== ============== =============

NET ASSETS CONSIST OF:
Paid in capital                                                           4,726,959        750,010       750,010
Accumulated undistributed net investment income (loss)                       68,287          1,045             -
Accumulated net realized gain on investments                                 37,825         13,710        13,311
Net unrealized appreciation (depreciation) on:
    Investments                                                             348,119         36,231        97,715
                                                                     --------------- -------------- -------------

NET ASSETS:                                                             $ 5,181,190      $ 800,996      $861,036
                                                                     =============== ============== =============

Shares outstanding                                                          469,800         75,001        75,001
                                                                     --------------- -------------- -------------
      (unlimited number of shares authorized with no par value)

NET ASSET VALUE AND OFFERING
   PRICE PER SHARE                                                          $ 11.03        $ 10.68       $ 11.48
                                                                     =============== ============== =============


Redemption Price per share (a)                                              $ 10.92        $ 10.57       $ 11.37
                                                                     =============== ============== =============


(a) A redemption fee of 1.00% is charged on shares held less than one year.

See accompanying notes which are an integral part of the financial statements.

DREMAN CONTRARIAN FUNDS
STATEMENTS OF OPERATIONS
PERIOD ENDED OCTOBER 31, 2004

                                                                          DREMAN            DREMAN           DREMAN
                                                                        CONTRARIAN        CONTRARIAN       CONTRARIAN
                                                                        LARGE CAP          MID CAP          SMALL CAP
                                                                        VALUE FUND   (a)  VALUE FUND   (b) VALUE FUND   (b)
                                                                      ---------------   ---------------   --------------

INVESTMENT INCOME
Dividend income                                                            $ 143,899          $ 11,494          $ 9,469
Interest income                                                                  799               183              100
                                                                      ---------------   ---------------   --------------
  TOTAL INCOME                                                               144,698            11,677            9,569
                                                                      ---------------   ---------------   --------------

EXPENSES
Investment advisor fee                                                        37,055             5,483            6,333
12b-1 fees                                                                    12,318             1,602            1,656
Administration expenses                                                       25,442            16,667           16,667
Fund accounting expenses                                                      25,441            16,667           16,667
Auditing expenses                                                              9,893             9,893            9,893
Transfer agent expenses                                                       12,423             7,131            7,272
Pricing expenses                                                               7,632             6,160            5,579
Legal expenses                                                                 6,038             4,168            9,915
Custodian expenses                                                             6,361             4,375            3,420
Registration expenses                                                          4,241               302              302
Trustee & Officers expenses                                                    2,913             2,517            2,530
Miscellaneous expenses                                                         2,883               395              398
Printing expenses                                                              1,440               747              651
                                                                      ---------------   ---------------   --------------
  TOTAL EXPENSES                                                             154,080            76,107           81,283
Expenses waived and reimbursed by advisor (c)                                (65,351)          (63,873)         (67,956)
12b-1 expenses waived and reimbursed by advisor (c)                          (12,318)           (1,602)          (1,656)
                                                                      ---------------   ---------------   --------------
Total operating expenses                                                      76,411            10,632           11,671
                                                                      ---------------   ---------------   --------------
NET INVESTMENT INCOME (LOSS)                                                  68,287             1,045           (2,102)
                                                                      ---------------   ---------------   --------------


REALIZED & UNREALIZED GAIN
Net realized gain on:
    Investment securities                                                     37,825            13,710           15,413
Change in net unrealized appreciation (depreciation) on:
    Investment securities                                                    348,119            36,231           97,715
                                                                      ---------------   ---------------   --------------
Net realized and unrealized gain on investment securities                    385,944            49,941          113,128
                                                                      ---------------   ---------------   --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 454,231          $ 50,986        $ 111,026
                                                                      ===============   ===============   ==============

(a) For the period November 4, 2003 (commencement of operations) to October 31, 2004.
(b) For the period December 31, 2003 (commencement of operations) to October 31, 2004.
(c) See Note 3 in the Notes to the Financial Statements.


See accompanying notes which are an integral part of the financial statements.

DREMAN CONTRARIAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                          DREMAN                  DREMAN                  DREMAN
                                                        CONTRARIAN              CONTRARIAN              CONTRARIAN
                                                        LARGE CAP                MID CAP                SMALL CAP
                                                        VALUE FUND              VALUE FUND              VALUE FUND
                                                   ---------------------------------------------------------------------

                                                       PERIOD ENDED            PERIOD ENDED            PERIOD ENDED
INCREASE (DECREASE) IN NET ASSETS DUE TO:            OCTOBER 31, 2004   (a)  OCTOBER 31, 2004   (b)  OCTOBER 31, 2004   (b)
                                                   ---------------------   ---------------------   ---------------------
OPERATIONS:
  Net investment income (loss)                                 $ 68,287                 $ 1,045                $ (2,102)
  Net realized gain on:
      Investment securities                                      37,825                  13,710                  15,413
  Change in net unrealized appreciation (depreciation)          348,119                  36,231                  97,715
                                                   ---------------------   ---------------------   ---------------------
  Net increase in net assets resulting from operations          454,231                  50,986                 111,026
                                                   ---------------------   ---------------------   ---------------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                   4,726,969                 750,010                 750,010
  Amount paid for shares repurchased                                (10)                      -                       -
                                                   ---------------------   ---------------------   ---------------------
  Net increase in net assets resulting
     from share transactions                                  4,726,959                 750,010                 750,010
                                                   ---------------------   ---------------------   ---------------------
TOTAL INCREASE IN NET ASSETS                                  5,181,190                 800,996                 861,036
                                                   ---------------------   ---------------------   ---------------------

NET ASSETS:
  Beginning of period                                                 -                       -                       -
                                                   ---------------------   ---------------------   ---------------------

  End of period                                             $ 5,181,190               $ 800,996               $ 861,036
                                                   =====================   =====================   =====================

Accumulated undistributed net
   investment income (loss) included
   in net assets at end of period                              $ 68,287                 $ 1,045                     $ -
                                                   ---------------------   ---------------------   ---------------------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                   469,801                  75,001                  75,001
  Shares repurchased                                                 (1)                      -                       -
                                                   ---------------------   ---------------------   ---------------------

  Net increase from capital transactions                        469,800                  75,001                  75,001
                                                   =====================   =====================   =====================


(a) For the period November 4, 2003 (commencement of operations) to October 31, 2004.
(b) For the period December 31, 2003 (commencement of operations) to October 31, 2004.


See accompanying notes which are an integral part of the financial statements.

DREMAN CONTRARIAN FUNDS
FINANCIAL HIGHLIGHTS


(The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.)

                                                              DREMAN                DREMAN                DREMAN
                                                            CONTRARIAN            CONTRARIAN            CONTRARIAN
                                                            LARGE CAP              MID CAP              SMALL CAP
                                                            VALUE FUND            VALUE FUND            VALUE FUND
                                                        ---------------------------------------------------------------

                                                           PERIOD ENDED          PERIOD ENDED          PERIOD ENDED
                                                         OCTOBER 31, 2004  (a) OCTOBER 31, 2004  (b) OCTOBER 31, 2004  (b)
                                                        -------------------   -------------------   -------------------

SELECTED PER SHARE DATA
Net asset value, beginning of period                               $ 10.00               $ 10.00               $ 10.00
                                                        -------------------   -------------------   -------------------
Income from investment operations
  Net investment income (loss)                                        0.15                  0.01                 (0.03)
  Net realized and unrealized gain (loss)                             0.88                  0.67                  1.51
                                                        -------------------   -------------------   -------------------
Total from investment operations                                      1.03                  0.68                  1.48
                                                        -------------------   -------------------   -------------------

Net asset value, end of period                                     $ 11.03               $ 10.68               $ 11.48
                                                        ===================   ===================   ===================

TOTAL RETURN (C)                                                    10.30%                 6.80%                14.80%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                    $ 5,181                 $ 801                 $ 861
Ratio of expenses to average net assets (d) (e)                      1.55%                 1.65%                 1.75%
Ratio of expenses to average net assets
   before waiver & reimbursement (d)                                 3.12%                11.80%                12.19%
Ratio of net investment income to
   average net assets (d)                                            1.38%                 0.16%               (0.32)%
Ratio of net investment income to average
   net assets before waiver & reimbursement (d)                    (0.19)%               (9.99)%              (10.75)%
Portfolio turnover rate                                             13.48%               125.34%                72.10%

(a) For the period November 4, 2003 (commencement of operations) to October 31, 2004.
(b) For the period December 31, 2003 (commencement of operations) to October 31, 2004.
(c) Not annualized and excluding sales charge.
(d) Annualized.
(e) The Advisor is not contractually obligated to reimburse 12b-1 expenses.


See accompanying notes which are an integral part of the financial statements.

                             DREMAN CONTRARIAN FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                                OCTOBER 31, 2004

NOTE 1.  ORGANIZATION

Dreman Contrarian Large Cap Value Fund ("Large Cap Value Fund"), Dreman Contrarian Mid Cap Value Fund ("Mid Cap Value Fund"), and Dreman Contrarian Small Cap Value Fund ("Small Cap Value Fund") (each a "Fund" and, collectively the "Funds") were organized as diversified series of Unified Series Trust (the "Trust") on September 7, 2003. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Funds are series of funds currently authorized by the Trustees. The investment objective of the Large Cap Value Fund is total return. The investment objectives of the Mid Cap Value Fund and Small Cap Value Fund are long-term capital appreciation. The investment adviser to each Fund is Dreman Value Management, LLC (the "Advisor"). The Large Cap Value Fund commenced operations on November 4, 2003. The Mid Cap Value Fund and the Small Cap Value Fund commenced operations on December 31, 2003.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.


Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.


Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - There is no provision for federal income tax. Each Fund intends to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and any net realized capital gains.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income

                             DREMAN CONTRARIAN FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                          OCTOBER 31, 2004 - CONTINUED

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions - Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis and are recorded on the ex-dividend date. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distribution made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are classified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the period ended October 31, 2004, net investment loss of $2,102 for the Small Cap Value Fund was reclassified to net realized short-term capital gain.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor to the Funds is Dreman Value Management, LLC. Under the terms of the management agreements between the Trust and the Advisor (collectively, the "Agreements"), the Advisor manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75%, 0.85% and 0.95% of the average daily net assets of the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively. For the period ended October 31, 2004 the Advisor earned fees of $37,055, $5,483, and $6,333 for the Large Cap Value Fund, the Mid Cap Value Fund, and the Small Cap Value Fund, respectively. The Advisor contractually has agreed to waive its fee and reimburse each Fund's expenses so that its total annual operating expenses, except brokerage fees and commissions, 12b-1 fees, borrowing costs (such as dividend expenses and interest on securities sold short, taxes and extraordinary expenses) do not exceed 1.30%, 1.40% and 1.50% of the average daily net assets of the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively, for the Funds' initial fiscal year ending October 31, 2004. For the period ended October 31, 2004 the Advisor waived management fees of $37,055, $5,483, and $6,333 for the Large Cap Value Fund, the Mid Cap Value Fund, and the Small Cap Value Fund, respectively. For the period ended October 31, 2004 the Advisor reimbursed expenses of $28,296, $58,390, and $61,623 in the Large Cap Value Fund, the Mid Cap Value Fund, and the Small Cap Value Fund, respectively. As of October 31, 2004 the Advisor owed $5,415, $18,680, and $22,952 to the Large Cap Value Fund, the Mid Cap Value Fund and the Small Cap Value Fund, respectively.

The Trust retains Unified Fund Services, Inc. ("Unified") to manage each Fund's business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from each Fund equal to an annual average rate of 0.10% of the Fund's average daily net assets up to $50 million dollars, 0.07% of the Fund's average daily net assets from $50 million to $100 million and 0.05% of the Fund's average daily net assets over $100 million to $150 million and 0.03% of the Fund's average daily net assets over $150 million (subject to a $2,500 minimum monthly fee). For the period November 4, 2003 (commencement of operations) through October 31, 2004, Unified received fees of $25,442 for administrative services provided to the Large Cap Value Fund. For the period December 31, 2003 (commencement of operations) through October 31, 2004, Unified received fees of $16,667 for administrative services provided to the Mid Cap Value Fund and $16,667 for administrative services provided to the Small Cap Value Fund. A Trustee and officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

The Trust retains Unified to act as each Fund's transfer agent and to provide each Fund with fund accounting services. For its services as transfer agent, Unified receives a monthly fee from each Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250 per Fund plus out of pockets). For the period

                             DREMAN CONTRARIAN FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                          OCTOBER 31, 2004 - CONTINUED

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

November 4, 2003 (commencement of operations) through October 31, 2004, Unified received transfer agent fees of $9,540 and reimbursement of out of pocket expenses of $2,883 from the Large Cap Value Fund. For the period December 31, 2003 (commencement of operations) through October 31, 2004, Unified received transfer agent fees of $6,250 and $6,875 from the Mid Cap Value Fund and the Small Cap Value Fund, respectively. For the period December 31, 2003 (commencement of operations) through October 31, 2004, Unified received reimbursement of out of pocket expenses of $881 and $397 from the Mid Cap Value Fund and Small Cap Value Fund, respectively. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.05% of each Fund's assets up to $50 million, 0.04% of each Fund's assets from $50 million to $100 million, and 0.03% of each Fund's assets from $100 million to $150 million, and 0.02% over $150 million (subject to a monthly minimum fee of $1,667 per month). For the period November 4, 2003 (commencement of operations) through October 31, 2004, Unified received fees of $25,441 for fund accounting services provided to the Large Cap Value Fund. For the period December 31, 2003 (commencement of operations) through October 31, 2004, Unified received fees of $16,667 for fund accounting services provided to the Mid Cap Value Fund and $16,667 for fund accounting services provided to the Small Cap Value Fund.

The Trust retains Unified Financial Securities, Inc. (the "Distributor") to act as the principal distributor of shares of the Funds. For the period November 4, 2003 (commencement of operations) through October 31, 2004, the distributor was entitled to fees of $12,318 from the Large Cap Value Fund. For the period December 31, 2003 (commencement of operations) through October 31, 2004, the distributor was entitled to fees of $1,602, and $1,656 for services provided to the Mid Cap Value Fund and the Small Cap Value Fund, respectively. The Advisor reimbursed distribution fees of $12,318, $1,602, and $1,656 for the Large Cap Value Fund, the Mid Cap Value Fund, and the Small Cap Value Fund, respectively. A Trustee has an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor), and an officer of the Trust is an officer of the Distributor and, as a result, may be deemed to be anaffiliate of the Distributor.

NOTE 4.  INVESTMENTS TRANSACTIONS

For the period ended October 31, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

                                                 LARGE CAP            MID CAP           SMALL CAP
                                                VALUE FUND           VALUE FUND        VALUE FUND
                                            --------------------  -----------------  ----------------
     PURCHASES
            U.S. Government Obligations                       -                  -                 -
            Other                                   $ 5,305,214         $1,625,145       $ 1,246,244
     SALES
           U.S. Government Obligations                        -                  -                 -
           Other                                      $ 647,652          $ 937,163         $ 557,515

As of October 31, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

                             LARGE CAP      MID CAP       SMALL CAP
                            VALUE FUND     VALUE FUND     VALUE FUND
                           -------------- -------------  -------------
Gross Appreciation             $ 526,274      $ 56,951      $ 114,046
Gross (Depreciation)            (178,155)      (20,720)       (16,331)

                           -------------- -------------  -------------
Net Appreciation
on Investments                 $ 348,119      $ 36,231       $ 97,715
                           ============== =============  =============


At October 31, 2004, the aggregate cost of securities for federal income tax purposes were $4,852,812, $760,484, and $743,599 for the Large Cap Value Fund, the Mid Cap Value Fund, and the Small Cap Value Fund, respectively.

                             DREMAN CONTRARIAN FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                          OCTOBER 31, 2004 - CONTINUED

NOTE 5.  ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.  RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2004, David N. Dreman held 95.29% of the voting shares of the Large Cap Value Fund. As of October 31, 2004, David N. Dreman held 66.67% of the voting shares of the Mid Cap Value Fund and the voting shares of the Small Cap Value Fund. David N. Dreman is the majority owner and an officer of the Advisor. As of October 31, 2004, the Dreman Capital Management Profit Sharing Plan, a related party to the Advisor held 33.33% of the voting shares of the Mid Cap Value Fund and of the voting shares of the Small Cap Value Fund.

NOTE 7.  DISTRIBUTIONS TO SHAREHOLDERS

There have been no distributions made by the Funds during the period (commencement of operations) through October 31, 2004.

As of October 31, 2004, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

                                                        Dreman              Dreman           Dreman
                                                        Large Cap           Mid Cap          Small Cap
                                                        ---------           -------          ---------

Undistributed ordinary income                            $ 68,287            $  1,045        $         -
Accumulated undistributed long-term capital gain           37,825              13,710             13,311
Unrealized appreciation (depreciation)                    348,119              36,231             97,715
                                                          -------              ------             ------
                                                         $454,231             $50,986          $ 111,026
                                                         --------             -------          ---------

NOTE 8.  CHANGE IN ACCOUNTANTS

On March 3, 2004, McCurdy & Associates CPA's Inc. ("McCurdy") notified the Funds of its intention to resign as the Funds' independent auditors upon selection of replacement auditors.

On March 14, 2004, Cohen McCurdy Ltd. ("Cohen") was selected to replace McCurdy & Associates CPA's, Inc. ("McCurdy") as the Trust's independent auditor for the 2004 fiscal year. The Funds' selection of Cohen was recommended by the Audit Committee and was approved by the Board of Trustees.

From the commencement of operations through March 14, 2004, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Neither the Funds nor anyone on its behalf consulted with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Funds' financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
             -------------------------------------------------------



To The Shareholders and Board of Trustees
Dreman Contrarian Large Cap Fund
Dreman Contrarian Mid-Cap Fund
Dreman Contrarian Small Cap Fund
(Series' of Unified Series Trust)


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Dreman Contrarian Funds (consisting of the Dreman Contrarian Large Cap Fund, Dreman Contrarian Mid Cap Fund, and the Dreman Contrarian Small Cap Fund), as of October 31, 2004, and the related statements of operations, and changes in net assets, and the financial highlights for the period from commencement of operations through October 31, 2004. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of October 31, 2004 by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the respective portfolios constituting the Dreman Funds as of October 31, 2004, the results of their operations, changes in their net assets, and the financial highlights for the period then ended in conformity with accounting principles generally accepted in the United States of America.


Cohen McCurdy

/s/ Cohen McCurdy

Westlake, Ohio
December 20, 2004

TRUSTEES AND OFFICERS (UNAUDITED)
---------------------------------

INDEPENDENT TRUSTEES

----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS AND OTHER
COMPLEX,** TERM OF POSITION WITH TRUST                DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992. Trustee of AmeriPrime
Trustee, December 2002 to present                     Advisors Trust  since July 2002 and AmeriPrime Funds, since
                                                      1995. Trustee of CCMI Funds since June 2003. Trustee of Access
                                                      Variable Insurance Trust, since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder, The Rose, Inc., a registered investment advisor, since April 1993. Trustee of AmeriPrime Advisors
Trustee, December 2002 to present                     Trust since November 2002 and AmeriPrime Funds since December
Chairman, December 2004 to present                    2002. Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President, 2004 to present, Vice President and General
                                                      Manager, 1990 to 2003, International Crankshaft Inc., an
Trustee, December 2002 to present                     automotive equipment manufacturing company; Trustee, The
                                                      Unified Funds, from 1994 to 2002; Trustee, Firstar Select
                                                      Funds, a REIT mutual fund, from 1997 to 2000. Trustee of
                                                      AmeriPrime Advisors Trust since November 2002 and AmeriPrime
                                                      Funds since December 2002.  Trustee of CCMI Funds since June
                                                      2003.
----------------------------------------------------- ----------------------------------------------------------------

INTERESTED TRUSTEES AND PRINCIPAL OFFICERS

--------------------------------------------------- ------------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH      PRINCIPAL OCCUPATION DURING PAST 5 YEARS
FUND COMPLEX,** TERM OF POSITION WITH TRUST         AND OTHER DIRECTORSHIPS
--------------------------------------------------- ------------------------------------------------------------------
Ronald C. Tritschler (1952)***                      Chief Executive Officer, Director and legal counsel of The
                                                    Webb Companies, a national real estate company, from 2001 to
Trustee, December 2002 to present                   present;  Executive Vice President and Director of The Webb
                                                    Companies from 1990 to 2000; Director, First State Financial, from 1998 to present; Director, Vice President and legal counsel for The Traxx Companies, an owner and operator of convenience stores, from 1989 to present. Trustee of AmeriPrime Advisors
                                                    Trust since November 2002 and AmeriPrime Funds since December
                                                    2002.  Trustee of CCMI Funds since June 2003.
--------------------------------------------------- ------------------------------------------------------------------
Anthony J. Ghoston (1959)                           Executive Vice President of Unified Fund Services, Inc. since
                                                    June 2004; Senior Vice President of Unified Fund Services, Inc.
President, July 2004 to present                     April 2003 to June 2004; Senior Vice President and Chief
                                                    Information Officer of Unified Financial Services since 1997.
--------------------------------------------------- ------------------------------------------------------------------
Thomas G. Napurano (1941)                           Chief Financial Officer and Executive Vice President of Unified
                                                    Financial Services, Inc., the parent company of the Trust's
Chief Financial Officer and Treasurer, October      administrator and Distributor; Director, Unified Financial
2002 to present                                     Services, Inc., from 1989 to March 2002.  CFO of  AmeriPrime
                                                    Advisors Trust since October 2002 and AmeriPrime Funds since
                                                    October 2002. CFO of CCMI Funds since June 2003.
--------------------------------------------------- ------------------------------------------------------------------
Freddie Jacobs, Jr. (1970)                          Vice President, Unified Fund Services, Inc.,  December 2003 to
                                                    present; Employed by U.S. Bancorp, 1998 to December 2003.
Secretary, September 2004 to present                Secretary of AmeriPrime Funds, AmeriPrime Advisors Trust and
                                                    Unified Series Trust since September 2004; Principal Accounting
                                                    Officer, Lindbergh Funds, since February 2004.
--------------------------------------------------- ------------------------------------------------------------------
Lynn E. Wood (1946)                                 Chief Compliance Officer, CCMI Funds, October 2004 to present;
                                                    Chief Compliance Officer, Unified Financial Securities, Inc.,
Chief Compliance Officer, October 2004 to present   December 2004 to present, Chairman, 1997 to December 2004;
                                                    Director of Compliance, Unified Fund Services, Inc., October
                                                    2003 to September 2004; Chief Compliance Officer, Unified
                                                    Financial Services, Inc., 2000 to 2004; President and Chief
                                                    Compliance Officer, Unified Financial Securities, Inc., 1997 to
                                                    2000.
--------------------------------------------------- ------------------------------------------------------------------
*   The address for each of the trustees and officers is 431 N. Pennsylvania, Indianapolis, IN  46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex consists of 26 series.

*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the Distributor of certain series in the Fund Complex.

The Funds' Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (800) 247-1014 to request a copy of the SAI or to make shareholder inquiries.


                                  PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge:
(1) upon request by calling the Funds at (800) 247-1014; and (2) from documents of the Funds filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Freddie Jacobs, Jr., Secretary
Lynn E. Wood, Chief Compliance Officer

FUND'S ADVISER
Dreman Value Management, LLC
520 East Cooper Avenue
Suite 230-4
Aspen, CO 81611

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
826 Westpoint Pkwy, Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn, LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204







This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.



Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

             [LOGO]          BECKER VALUE EQUITY FUND












                                  ANNUAL REPORT

                                October 31, 2004








                         1211 SW Fifth Avenue Suite 2185
                               Portland, OR 97204
                            Toll Free: (800) 551-3998

                                                BECKER CAPITAL MANAGEMENT, INC.
 [LOGO]                                         1211 SW 5TH AVNUE, SUITE 2185
                                                PORTLAND, OREGON 97204
                                                www.beckercap.com
                                                PHONE 503-223-1720
                                                FAX 503-223-3624
Dear Shareholders,

Your Fund outperformed the Standard and Poor's 500 during its first year of operation, owing much of its success to our investment in stocks that benefit from an improving economy. As the economy slowed over the summer, the Fund's growth decelerated, briefly trailing the S&P.

As of this writing, the economy appears to be gaining traction, with the Federal Reserve Board announcing an increase in short-term interest rates. The 0.25% increase - the fifth since June - is consistent with the Fed's gradualist approach toward sustaining economic growth. Our sense is that further rate increases lie ahead, which will put a premium on careful stock selection.

Energy stocks, including Unocal, Diamond Offshore Drilling, and Royal Dutch (Shell) Petroleum were consistently good market performers, clear beneficiaries of rising energy prices. While strong investment results reduced their near-term appeal, companies like these will remain important beneficiaries of the growing demand for energy from around the world. Interestingly, in an October 25, 2004 interview in USA Today, legendary investor Peter Lynch observed, "If the economy is good in 2005 and 2006, the world demand for oil is going to go up. But it's the only group where people are assuming prices will be sharply lower next year. Everyone is looking for oil prices to fall 25% to 30%."

Conversely, our holdings in drug company stocks impeded results. This is a difficult environment for companies like Merck and Pfizer, but these are premier businesses now trading at valuations well below the average company.

Looking ahead, the economy appears reasonably solid. While interest rates have begun to rise, they remain historically low. Corporate profits have generally exceeded expectations, and businesses have used the opportunity provided by several years of low interest rates to dramatically improve their balance sheets.

The consumer may be less well positioned than corporate America. Consumer activity has been constrained by high personal debt levels, as well as paying higher prices for imported goods, including energy, which has resulted from the U.S. dollar's persistent weakness against a number of foreign currencies.

Our stock selections have increasingly favored dividend-paying issues of large, high quality companies. We believe that these larger companies are now trading at a significant valuation discount because they have been ignored by investors aggressively bidding up smaller company stocks with the potential for higher returns in recent years. Our most recent purchase, Coca Cola, is representative of what we now find compelling. Other examples include the aforementioned Pfizer, General Mills in the food sector, and Pitney Bowes, the postage meter company. Thank you for your support of the Becker Value Equity Fund. We appreciate the opportunity to serve you.

Sincerely,


          /s/ Robert N. Schaeffer           /s/ Patrick E. Becker

            Robert N. Schaeffer              Patrick E. Becker
               Vice President                     Chairman
             Portfolio Manager            Chief Investment Officer

[LOGO]                                          BECKER CAPITAL MANAGEMENT, INC.
                                                1211 SW 5TH AVNUE, SUITE 2185
                                                PORTLAND, OREGON 97204
                                                www.beckercap.com
                                                PHONE 503-223-1720
                                                FAX 503-223-3624


                          AVERAGE ANNUAL TOTAL RETURNS
                     (FOR THE PERIOD ENDED OCTOBER 31, 2004)


                                                             Since Inception
                              Six Month    Year-to-Date     (November 4, 2003)
 Becker Value Equity Fund*       1.93%        3.16%                10.90%
 S&P 500 Index**                 2.95%        3.05%                 9.14%


     * Return figures reflect any change in price per share and assume the reinvestment of all distributions.

     ** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and representative of a broader market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.



             COMPARISON OF THE GROWTH OF A $10,000 INVESTMENT IN THE
                   BECKER VALUE EQUITY FUND AND S&P 500 Index

                             Becker Value
                         Equity Fund ($11,090)      S&P 500 Index ($10,914)
                         ---------------------      -----------------------
             11/4/03           10,000.00                   10,000.00
            11/30/03           10,130.00                   10,063.34
            12/31/03           10,750.00                   10,590.74
             1/31/04           11,010.00                   10,785.09
             2/29/04           11,270.00                   10,934.94
             3/31/04           11,020.00                   10,769.99
             4/30/04           10,880.00                   10,601.13
             5/31/04           10,880.00                   10,746.32
             6/30/04           11,550.00                   10,955.14
             7/31/04           11,010.00                   10,592.08
             8/31/04           10,960.00                   10,634.64
             9/30/04           11,140.00                   10,749.72
            10/31/04           11,090.00                   10,913.94


The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-551-3998.

FUND HOLDINGS - (unaudited)
-------------

      BECKER VALUE EQUITY FUND PORTFOLIO ANALYSIS AS OF OCTOBER 31, 2004 1

                U.S. Common & Preferred Stock           88.64%
                Other Companies 2                        4.54%
                Short-Term Investments                   6.82%

1 As a percent of net assets
2 American Depository Receipts.

The  Fund  invests   primarily  in  common  and  preferred  stock  of  large  or medium-sized companies whose market prices do not reflect the true value of the companies in the opinion of the Fund's advisor.

AVAILABILITY OF PORTFOLIO SCHEDULE
----------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available at the SEC's website at www.sec.gov. The Fund's Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)
--------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as redemption fees); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------- ------------------- ---------------------- -----------------------------------
    BECKER VALUE EQUITY FUND       BEGINNING ACCOUNT      ENDING ACCOUNT         EXPENSES PAID DURING PERIOD*
                                         VALUE                 VALUE               MAY 1 - OCTOBER 31, 2004
                                      MAY 1, 2004        OCTOBER 31, 2004
---------------------------------- ------------------- ---------------------- -----------------------------------
Actual                                 $1,000.00             $1,019.30                      $6.06
(1.93% return)
---------------------------------- ------------------- ---------------------- -----------------------------------
Hypothetical                           $1,000.00             $1,019.14                      $6.06
(5% return before expenses)
---------------------------------- ------------------- ---------------------- -----------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the partial year period).

-------------------------------------------------------------------------------
                            BECKER VALUE EQUITY FUND
                   Schedule of Investments - October 31, 2004
-------------------------------------------------------------------------------

COMMON STOCKS - 93.18%                                                     SHARES              VALUE
                                                                        -------------     -----------------

ACCIDENT & HEALTH INSURANCE - 1.41%
Conseco, Inc. (a)                                                             17,000             $ 284,920
                                                                                          -----------------

CABLE & OTHER PAY TELEVISION SERVICES - 2.41%
Comcast Corp - Class A (a)                                                    16,500               486,750
                                                                                          -----------------

COMPUTER & OFFICE EQUIPMENT - 2.13%
Hewlett-Packard Co.                                                           23,000               429,180
                                                                                          -----------------

COMPUTER PERIPHERAL  EQUIPMENT - 1.97%
Symbol Technologies, Inc.                                                     27,000               396,630
                                                                                          -----------------

COMPUTER & STORAGE DEVICES - 0.26%
Maxtor Corp. (a)                                                              18,000                53,280
                                                                                          -----------------

CRUDE PETROLEUM & NATURAL GAS - 0.89%
Unocal Corp.                                                                   4,300               179,525
                                                                                          -----------------

CUTLERY, HANDTOOLS & GENERAL HARDWARE - 1.60%
Snap-On, Inc.                                                                 11,000               323,180
                                                                                          -----------------

DRILLING OIL & GAS WELLS - 3.42%
Diamond Offshore Drilling                                                     11,700               395,460
Globalsantafe Corp.                                                           10,000               295,000
                                                                                          -----------------
                                                                                                   690,460
                                                                                          -----------------

FATS & OILS - 2.01%
Bunge Limited                                                                  8,500               405,705
                                                                                          -----------------

FINANCE LESSORS - 2.30%
CIT Group                                                                     11,500               464,600
                                                                                          -----------------

FIRE, MARINE & CASUALTY INSURANCE - 2.01%
CNA Financial Corp. (a)                                                       17,000               406,300
                                                                                          -----------------

FOOD & KINDRED PRODUCTS - 2.02%
Unilever N.V. - NY shares                                                      7,000               408,030
                                                                                          -----------------
 See accompanying notes which are an integral part of the financial statements.
                                       5


-------------------------------------------------------------------------------
                            BECKER VALUE EQUITY FUND
                   Schedule of Investments - October 31, 2004
-------------------------------------------------------------------------------


COMMON STOCKS - 93.18% - CONTINUED                                         SHARES              VALUE
                                                                        -------------     -----------------

GRAIN MILL PRODUCTS - 2.02%
General Mills, Inc.                                                            9,200             $ 407,100
                                                                                          -----------------

HOSPITAL & MEDICAL SERVICE PLANS - 0.94%
Cigna Corp.                                                                    3,000               190,380
                                                                                          -----------------

HOUSEHOLD FURNITURE - 0.86%
Furniture Brands International, Inc.                                           8,000               174,480
                                                                                          -----------------

INDUSTRIAL ORGANIC CHEMICALS - 2.06%
Lubrizol Corp.                                                                12,000               416,760
                                                                                          -----------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.91%
Hartford Financial Services Group                                              6,600               385,968
                                                                                          -----------------

INVESTMENT ADVICE - 2.37%
Federated Investors, Inc - Class B                                            16,500               478,335
                                                                                          -----------------

LABORATORY ANALYTICAL INSTRUMENTS - 1.89%
Applied Biosystems Group                                                      20,000               381,600
                                                                                          -----------------

LIFE INSURANCE - 2.37%
HCA, Inc.                                                                     13,000               477,490
                                                                                          -----------------

MEAT PACKAGING PLANTS - 0.43%
Hormel Foods Corp.                                                             3,100                87,141
                                                                                          -----------------

MICELLANEOUS FOOD PREPARATIONS AND KINDRED PRODUCTS - 1.43%
American Italian Pasta Co.                                                    14,200               288,260
                                                                                          -----------------

MORTGAGE BANKERS & LOAN CORRESPONDENTS - 1.22%
Countrywide Financial Corp.                                                    7,698               245,797
                                                                                          -----------------

MOTOR VEHICLES PARTS & ACCESSORIES - 1.48%
Dana Corp.                                                                    20,000               298,200
                                                                                          -----------------

MOTOR VEHICLES & PASSENGER CAR BODIES - 2.53%
Honda Motor Co., Ltd. (b)                                                     21,000               510,090
                                                                                          -----------------
 See accompanying notes which are an integral part of the financial statements.
                                       6


-------------------------------------------------------------------------------
                            BECKER VALUE EQUITY FUND
                   Schedule of Investments - October 31, 2004
-------------------------------------------------------------------------------


COMMON STOCKS - 93.18% - CONTINUED                                         SHARES              VALUE
                                                                        -------------     -----------------

NATIONAL COMMERCIAL BANKS - 1.14%
Keycorp                                                                        3,000             $ 100,770
US Bankcorp                                                                    4,500               128,745
                                                                                          -----------------
                                                                                                   229,515
                                                                                          -----------------

OFFICE MACHINES - 0.87%
Pitney Bowes, Inc.                                                             4,000               175,000
                                                                                          -----------------

OIL & GAS FIELD SERVICES - 0.54%
Grant Prideco, Inc. (a)                                                        5,300               108,968
                                                                                          -----------------

PAINTS, VARNISHES, LACQUERS, ENAMELS & ALLIED PRODUCTS - 2.27%
PPG Industries, Inc.                                                           7,200               459,000
                                                                                          -----------------

PAPER MILLS - 1.92%
Bowater, Inc.                                                                 10,500               386,820
                                                                                          -----------------

PETROLEUM REFINING - 2.02%
Royal Dutch Petroleum Co. (b)                                                  7,500               406,800
                                                                                          -----------------

PHARMACEUTICAL PREPARATIONS - 6.20%
Abbott Laboratories                                                            9,500               404,985
Merck & Co., Inc.                                                             15,000               469,650
Pfizer, Inc.                                                                  13,000               376,350
                                                                                          -----------------
                                                                                                 1,250,985
                                                                                          -----------------

RADIOTELEPHONE COMMUNICATIONS - 1.05%
Nextel Communications, Inc. Class A (a)                                        8,000               211,920
                                                                                          -----------------

RAILROADS, LINE-HAUL OPERATING - 3.05%
Burlington Northern Sante Fe Corp.                                             4,200               175,602
Union Pacific Corp.                                                            7,000               440,790
                                                                                          -----------------
                                                                                                   616,392
                                                                                          -----------------

REFUSE SYSTEMS - 2.12%
Waste Management, Inc.                                                        15,000               427,200
                                                                                          -----------------

RETAIL - DRUG STORES & PROPRIETARY STORES - 2.06%
Express Scripts, Inc. (a)                                                      6,500               416,000
                                                                                          -----------------

 See accompanying notes which are an integral part of the financial statements.
                                       7

-------------------------------------------------------------------------------
                            BECKER VALUE EQUITY FUND
                   Schedule of Investments - October 31, 2004
-------------------------------------------------------------------------------


COMMON STOCKS - 93.18% - CONTINUED                                         SHARES              VALUE
                                                                        -------------     -----------------

RETAIL - EATING PLACES - 3.37%
Outback Steakhouse, Inc.                                                       7,500             $ 296,925
Wendy's International, Inc.                                                   11,500               383,755
                                                                                          -----------------
                                                                                                   680,680
                                                                                          -----------------

RETAIL - GROCERY STORES - 1.72%
Kroger Co. (a)                                                                23,000               347,530
                                                                                          -----------------

RETAIL - MISCELLANEOUS SHOPPING GOODS STORES - 1.13%
Borders Group, Inc.                                                           10,000               227,900
                                                                                          -----------------

RETAIL - VARIETY STORES - 2.62%
Big Lots, Inc. (a)                                                            30,000               371,700
Costco Wholesale Corp.                                                         3,300               158,202
                                                                                          -----------------
                                                                                                   529,902
                                                                                          -----------------

SEARCH, DETECTION, NAVIGATION, GUIDANCE, AERONAUTICAL SYSTEMS - 2.08%
Raytheon Company                                                              11,500               419,520
                                                                                          -----------------

SEMICONDUCTORS & RELATED DEVICES - 1.84%
MEMC Electronic Materials, Inc. (a)                                           39,600               372,240
                                                                                          -----------------

SERVICES - PREPACKAGED SOFTWARE - 4.15%
Microsoft Corp.                                                               16,000               447,840
Synopsys, Inc. (a)                                                            24,000               389,760
                                                                                          -----------------
                                                                                                   837,600
                                                                                          -----------------
SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 2.08%
Becton Dickinson & Co.                                                         8,000               420,000
                                                                                          -----------------

TELEPHONE COMMUNICATIONS - 1.43%
Centurytel, Inc.                                                               9,000               288,810
                                                                                          -----------------

TELEPHONE & TELEGRAPH APPARATUS - 4.58%
ADC Telecommunications, Inc. (a)                                             105,000               232,050
Comverse Technology, Inc. (a)                                                 20,000               412,800
Tellabs, Inc. (a)                                                             35,000               280,000
                                                                                          -----------------
                                                                                                   924,850
                                                                                          -----------------

 See accompanying notes which are an integral part of the financial statements.
                                       8


-------------------------------------------------------------------------------
                            BECKER VALUE EQUITY FUND
                   Schedule of Investments - October 31, 2004
-------------------------------------------------------------------------------


COMMON STOCKS - 93.18% - CONTINUED                                         SHARES              VALUE
                                                                        -------------     -----------------

TITLE INSURANCE - 1.00%
First American Corp.                                                           6,500             $ 202,735
                                                                                          -----------------

TOTAL COMMON STOCKS (COST $18,602,556)                                                          18,810,528
                                                                                          -----------------

MONEY MARKET SECURITIES - 7.53%
Huntington Money Market Fund - Investment Shares, 0.69% (c)                1,519,593             1,519,593
                                                                                          -----------------

TOTAL MONEY MARKET SECURITIES (COST $1,519,593)                                                  1,519,593
                                                                                          -----------------

TOTAL INVESTMENTS (COST $20,122,149) - 100.71%                                               $  20,330,121
                                                                                          -----------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.71)%                                                   (142,804)
                                                                                          -----------------

TOTAL NET ASSETS - 100.00%                                                                   $  20,187,317
                                                                                          =================

(a) Non-income producing.
(b) American Depositary Receipts
(c) Variable rate security; the yield shown represents the rate at  October 31, 2004.




 See accompanying notes which are an integral part of the financial statements.
                                       9

-------------------------------------------------------------------------------
                            BECKER VALUE EQUITY FUND
             Statement of Assets and Liabilities - October 31, 2004
-------------------------------------------------------------------------------

ASSETS
Investments in securities, at value (cost $20,122,149)                        $ 20,330,121
Interest receivable                                                                  1,710
Dividends receivable                                                                15,565
Prepaid expenses                                                                     3,445
                                                                         ------------------
     TOTAL ASSETS                                                               20,350,841
                                                                         ------------------

LIABILITIES
Payable to advisor                                                                  22,764
Payable for fund shares redeemed                                                     2,087
Payable for investments purchased                                                  118,954
Accrued expenses                                                                    12,173
Payable to affiliates                                                                6,522
Trustee fees accrued                                                                 1,024
                                                                         ------------------
     TOTAL LIABILITIES                                                             163,524
                                                                         ------------------

NET ASSETS                                                                    $ 20,187,317
                                                                         ==================

NET ASSETS CONSIST OF:
Paid in capital                                                                 19,895,525
Accumulated undistributed net investment income                                     10,862
Accumulated net realized gain from investment transactions                          72,958
Net unrealized appreciation (depreciation) on investments                          207,972
                                                                         ------------------

NET ASSETS                                                                    $ 20,187,317
                                                                         ==================

Shares outstanding (unlimited number of shares authorized)                       1,820,922
                                                                         ------------------

Net Asset Value,
offering and redemption price per share                                            $ 11.09
                                                                         ==================


See accompanying notes which are an integral part of the financial statements.
                                       10


-------------------------------------------------------------------------------
                            BECKER VALUE EQUITY FUND
          Statement of Operations - Period ended October 31, 2004 (a)
-------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend income                                                                   $ 97,392
Interest income                                                                      3,012
                                                                             --------------
  TOTAL INCOME                                                                     100,404
                                                                             --------------

EXPENSES
Investment advisor fee                                                              89,543
Administration expenses                                                             29,755
Transfer agent expenses                                                             20,109
Fund accounting expenses                                                            17,334
Legal expenses                                                                      10,567
Registration expenses                                                               12,480
Audit expenses                                                                       9,629
Custodian expenses                                                                   8,633
Pricing expenses                                                                     4,302
Insurance expenses                                                                   3,968
Trustee & Officer expenses                                                           2,321
Printing expenses                                                                    1,991
Miscellaneous expenses                                                                 991
                                                                             --------------
  TOTAL EXPENSES                                                                   211,623
Reimbursed and waived expenses                                                    (122,081)
                                                                             --------------
Net operating expenses                                                              89,542
                                                                             --------------
NET INVESTMENT INCOME                                                               10,862
                                                                             --------------


REALIZED & Unrealized Gain
Net realized gain on investment securities                                          72,958
Change in net unrealized appreciation (depreciation)
   on investment securities                                                        207,972
                                                                             --------------
Net realized and unrealized gain on investment securities                          280,930
                                                                             --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $ 291,792
                                                                             ==============

(a) For the period November 3, 2003 (Commencement of Operations) to October 31, 2004.

 See accompanying notes which are an integral part of the financial statements.
                                       11


-------------------------------------------------------------------------------
                            BECKER VALUE EQUITY FUND
                      Statements of Changes In Net Assets
-------------------------------------------------------------------------------

                                                                         PERIOD ENDED
                                                                     OCTOBER 31, 2004 (a)
                                                                 -----------------------------
OPERATIONS
  Net investment income                                                              $ 10,862
  Net realized gain on investment securities                                           72,958
  Change in net unrealized appreciation (depreciation)                                207,972
                                                                 -----------------------------
  Net increase in net assets resulting from operations                                291,792
                                                                 -----------------------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                        20,811,214
  Amount paid for shares repurchased                                                 (915,689)
                                                                 -----------------------------
  Net increase in net assets resulting
     from share transactions                                                       19,895,525
                                                                 -----------------------------

TOTAL INCREASE IN NET ASSETS                                                       20,187,317
                                                                 -----------------------------

NET ASSETS
  Beginning of period                                                                       -
                                                                 -----------------------------

  End of period                                                                  $ 20,187,317
                                                                 =============================

Accumulated  undistributed net investment income                                     $ 10,862
                                                                 -----------------------------

CAPITAL SHARE TRANSACTIONS
  Shares sold                                                                       1,873,929
  Shares repurchased                                                                  (53,007)
                                                                 -----------------------------

  Net increase from capital share transactions                                      1,820,922
                                                                 =============================


(a) For the period November 3, 2003 (Commencement of Operations) to October 31, 2004.


 See accompanying notes which are an integral part of the financial statements.
                                       12


-------------------------------------------------------------------------------
                            BECKER VALUE EQUITY FUND
     Financial Highlights - (For a share outstanding throughout the period)
-------------------------------------------------------------------------------

                                                                  PERIOD ENDED
                                                              OCTOBER 31, 2004 (a)
                                                            -------------------------

SELECTED PER SHARE DATA
Net asset value, beginning of period                                         $ 10.00
                                                            -------------------------
Income from investment operations:
  Net investment income                                                         0.01
  Net realized and unrealized gain                                              1.08
                                                            -------------------------
Total from investment operations                                                1.09
                                                            -------------------------

Net asset value, end of period                                               $ 11.09
                                                            =========================

TOTAL RETURN                                                                  10.90% (b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                             $ 20,187
Ratio of expenses to average net assets                                        1.20% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                                               2.83% (c)
Ratio of net investment income to
   average net assets                                                          0.14% (c)
Ratio of net investment income to
   average net assets before waiver & reimbursement                            (1.49)(c)
Portfolio turnover rate                                                       26.08%


(a) For the period November 3, 2003 (Commencement of Operations) to October 31, 2004.
(b) Not annualized.
(c) Annualized.


See accompanying notes which are an integral part of the financial statements.
                                       13

-------------------------------------------------------------------------------
                            BECKER VALUE EQUITY FUND
              Notes to the Financial Statements - October 31, 2004
-------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

Becker Value Equity Fund (the "Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on June 9, 2003. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund commenced operations on November 3, 2003. The investment objective of the Fund is to provide long-term capital appreciation to its shareholders. The investment advisor to the Fund is Becker Capital Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

-------------------------------------------------------------------------------
                            BECKER VALUE EQUITY FUND
              Notes to the Financial Statements - October 31, 2004
-------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. As of October 31, 2004 there were no such reclassifications.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor to the Fund is Becker Capital Management, Inc. Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.20% of the average daily net assets of the Fund. For the period November 3, 2003 (commencement of operations) through October 31, 2004, the Advisor was contractually entitled to receive fees of $89,543 from the Fund. For the period November 3, 2003 through October 31, 2004, the Advisor contractually agreed to waive its fee and reimburse the Fund, but only to the extent necessary to maintain the Fund's total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as dividend expenses and interest on securities sold short), taxes and extraordinary expenses, at 1.20% of its average daily net assets. For the period November 3, 2003 (commencement of operations) through October 31, 2004, the Advisor waived fees of $89,543 and reimbursed expenses of $32,538. As of October 31, 2004, the Fund owed the Advisor $22,764. Effective November 15, 2004 through October 31, 2005, the Advisor contractually agreed to waive its fee or reimburse expenses, subject to the limitations above at 1.00% of average daily net assets.

The Trust retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's average net assets up to $50 million, 0.07% of the Fund's average net assets from $50 million to $100 million, 0.05% of the Fund's average net assets from $100 million to $150 million, and 0.03% of the Fund's average net assets over $150 million (subject to a minimum fee of $2,500 per month). For the period November 3, 2003 (commencement of operations) through October 31, 2004, Unified earned fees of $29,755 for administrative services provided to the Fund. A certain Trustee and the officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

The Trust retains Unified to act as the Fund's transfer agent and to provide fund accounting services. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250 plus out of pocket). For the period November 3, 2003 (commencement of operations) through October 31, 2004, Unified earned fees of $14,876 from the Fund for transfer agent services provided to the Fund and $5,233 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.05% of the Fund's average net assets up to $50 million, 0.04% of the Fund's average net assets from $50 million to $100 million, 0.03% of the Fund's average net assets from $100 million to $150 million, and 0.02% of the Fund's average net assets over $150 million (subject to a minimum monthly fee of $1,667). For the period November 3, 2003 (commencement of operations) through October 31, 2004, Unified earned fees of $17,334 from the Fund for fund accounting services provided to the Fund.

Unified Financial Securities, Inc. (the "Distributor") acts as the principal distributor of the Fund. There were no payments made to Unified Financial Securities, Inc. by the Fund for the period November 3, 2003 (commencement of operations) through October

-------------------------------------------------------------------------------
                            BECKER VALUE EQUITY FUND
              Notes to the Financial Statements - October 31, 2004
-------------------------------------------------------------------------------

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

31, 2004. Unified Fund Services, Inc. and Unified Financial Securities, Inc. are wholly owned subsidiaries of Unified Financial Services, Inc. A certain Trustee and officers of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the period ended October 31, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases
     U.S. Government Obligations          $         -
     Other                                 20,441,439
SALES
     U.S. Government Obligations          $         -
     Other                                  1,911,841

As of October 31, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

                                        AMOUNT
                                    ---------------
              Gross Appreciation         $ 908,615
              Gross (Depreciation)        (700,643)

                                    ---------------
              Net Appreciation
              on Investments             $ 207,972
                                    ===============

At October 31, 2004, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $20,122,149.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2004, Commercial Properties, for the benefit of its customers, held 42.66% of the voting securities of the Fund.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

There have been no distributions made by the Fund during the period November 3, 2003, (commencement of operations) through October 31, 2004.

-------------------------------------------------------------------------------
                            BECKER VALUE EQUITY FUND
              Notes to the Financial Statements - October 31, 2004
-------------------------------------------------------------------------------

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

As of October 31, 2004, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                        $  10,862
Accumulated undistributed long-term capital gain        72,958
Unrealized appreciation (depreciation)                 207,972
                                                   ------------
                                                     $ 291,792
                                                   ============

NOTE 8. CHANGE OF AUDITORS

On March 3, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified the Board of its intention to resign as the Fund's independent auditors upon selection of replacement auditors.

On March 14, 2004, the Board and the Audit Committee selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy as the auditors for the period ending October 31, 2004 to be effective upon the resignation of McCurdy.

From the commencement of operations through March 14, 2004, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Neither  the Fund nor anyone on its behalf  consulted  with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees
Becker Value Equity Fund
(Series' of Unified Series Trust)


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Becker Value Equity Fund, as of October 31, 2004, and the related statements of operations, and changes in net assets, and the financial highlights for the period November 3, 2003 (commencement of operations) through October 31, 2004. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of October 31, 2004 by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the respective portfolios constituting the Becker Value Equity Fund as of October 31, 2004, the results of its operations, changes in its net assets, and the financial highlights for the period then ended in conformity with accounting principles generally accepted in the United States of America.


  /s/ Cohen McCurdy

Westlake, Ohio
December 20, 2004

-------------------------------------------------------------------------------
                            BECKER VALUE EQUITY FUND
              Trustees and Officers (Unaudited) - October 31, 2004
-------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS AND OTHER
COMPLEX,** TERM OF POSITION WITH TRUST                DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992. Trustee of AmeriPrime
Trustee, December 2002 to present                     Advisors Trust  since July 2002 and AmeriPrime Funds, since
                                                      1995. Trustee of CCMI Funds since June 2003. Trustee of Access
                                                      Variable Insurance Trust, since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder, The Rose, Inc., a registered investment advisor, since April 1993. Trustee of AmeriPrime Advisors
Chairman, December 2004 to present                    Trust since November 2002 and AmeriPrime Funds since December
Trustee, December 2002 to present                     2002. Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President, 2004 to present, Vice President and General
                                                      Manager, 1990 to 2003, International Crankshaft Inc., an
Trustee, December 2002 to present                     automotive equipment manufacturing company; Trustee, The
                                                      Unified Funds, from 1994 to 2002; Trustee, Firstar Select
                                                      Funds, a REIT mutual fund, from 1997 to 2000. Trustee of
                                                      AmeriPrime Advisors Trust since November 2002 and AmeriPrime
                                                      Funds since December 2002.  Trustee of CCMI Funds since June
                                                      2003.
----------------------------------------------------- ----------------------------------------------------------------

INTERESTED TRUSTEES AND PRINCIPAL OFFICERS

--------------------------------------------------- ------------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH      PRINCIPAL OCCUPATION DURING PAST 5 YEARS
FUND COMPLEX,** TERM OF POSITION WITH TRUST         AND OTHER DIRECTORSHIPS
--------------------------------------------------- ------------------------------------------------------------------
Ronald C. Tritschler (1952)***                      Chief Executive Officer, Director and legal counsel of The Webb
                                                    Companies, a national real estate company, from 2001 to present;
Trustee, December 2002 to present                   Executive Vice President and Director of The Webb Companies from
                                                    1990 to 2000; Director, First State Financial, from 1998 to present; Director, Vice President and legal counsel for The
                                                    Traxx Companies, an owner and operator of convenience stores, from 1989 to present. Trustee of AmeriPrime Advisors Trust since
                                                    November 2002 and AmeriPrime Funds since December 2002.  Trustee of CCMI Funds since June 2003.
--------------------------------------------------- ------------------------------------------------------------------
Anthony J. Ghoston (1959)                           Executive Vice President of Unified Fund Services, Inc. since
                                                    June 2004; Senior Vice President of Unified Fund Services, Inc.
President, July 2004 to present                     April 2003 to June 2004; Senior Vice President and Chief
                                                    Information Officer of Unified Financial Services since 1997.
--------------------------------------------------- ------------------------------------------------------------------
Thomas G. Napurano (1941)                           Chief Financial Officer and Executive Vice President of Unified
                                                    Financial Services, Inc., the parent company of the Trust's
Chief Financial Officer and Treasurer, October      administrator and Distributor; Director, Unified Financial
2002 to present                                     Services, Inc., from 1989 to March 2002.  CFO of  AmeriPrime
                                                    Advisors Trust since October 2002 and AmeriPrime Funds since
                                                    October 2002.  CFO of CCMI Funds since June 2003.
--------------------------------------------------- ------------------------------------------------------------------
Freddie Jacobs, Jr. (1970)                          Vice President, Unified Fund Services, Inc.,  December 2003 to
                                                    present; Employed by U.S. Bancorp, 1998 to December 2003.
Secretary, September 2004 to present                Secretary of AmeriPrime Funds, AmeriPrime Advisors Trust and
                                                    Unified Series Trust since September 2004; Principal Accounting
                                                    Officer, Lindbergh Funds, since February 2004.

--------------------------------------------------- ------------------------------------------------------------------
Lynn E. Wood (1946)                                 Chief Compliance Officer of CCMI Funds, October 2004 to present;
                                                    Chief Compliance Officer, Unified Financial Securities, Inc.,
Chief Compliance Officer, October 2004 to present   December 2004 to present, Chairman, Unified Financial
                                                    Securities, Inc., 1997 to December 2004; Director of Compliance,
                                                    Unified Fund Services, Inc., October 2003 to September 2004;
                                                    Chief Compliance Officer, Unified Financial Services, Inc., 2000
                                                    to 2004; President and Chief Compliance Officer, Unified
                                                    Financial Securities, Inc., 1997 to 2000.
--------------------------------------------------- ------------------------------------------------------------------

     *    The  address  for  each  of  the  trustees  and  officers  is  431  N.
          Pennsylvania St., Indianapolis, IN 46204.

     **   Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and
          Unified Series Trust. The Fund Complex consists of 26 series.

     *** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the Distributor of certain series in the Fund
          Complex.

The Fund's Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request. You may call toll-free (800) 551-3998 to request a copy of the SAI or to make shareholder inquiries.

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2004, are available without charge upon request by (1) calling the Fund at (800) 551-3998 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony J. Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Freddie Jacobs, Jr., Secretary
Lynn E. Wood, Chief Compliance Officer

ADVISER
Becker Capital Management, Inc.
1211 SW Fifth Avenue
Suite 2185
Portland, OR  97204

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
826 Westpoint Pkwy, Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204



This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC




                            Becker Value Equity Fund
                        1211 SW Fifth Avenue, Suite 2185
                               Portland, OR 96204

                           Toll Free: (800) 551-3998
                                        where the
                                             growth is


                               GLOBALT GROWTH FUND











                                  ANNUAL REPORT

                                OCTOBER 31, 2004








                                  GLOBALT, Inc.
                            3060 Peachtree Road, N.W.
                          One Buckhead Plaza, Suite 225
                                Atlanta, GA 30305

                                 1-877-289-4769

December 27, 2004


The GLOBALT Growth Fund had a successful year, posting a positive return of 4.88% (net of all expenses) for the fiscal year ended October 31, 2004. This was a challenging period in which the markets dealt with war, sharply rising oil prices, political uncertainties, and the continuing threat of terrorism. Investors' anxieties have also increased due to a spike in earnings warnings in September and a slowdown in corporate profit growth, albeit from an elevated pace. Given that these signs of slowing come as the stimulus from tax cuts and loose monetary policy has largely run its course, the market clearly fears the economic recovery cannot stand on its own. The difficulty for investment managers is gauging the duration and/or impact of these factors on corporate earnings and stock prices, and therefore how to strike a balance between under- and overreaction. We felt that our response in sector and stock selection struck a well-reasoned balance and fostered a risk-controlled approach that added value to the portfolio.

The year was also challenging because investors favored more defensive sectors and bonds, creating significant headwinds for growth stocks. Given these conditions, we were pleased by the Fund's performance relative to its benchmarks:

                                                        Year Ended
                                                      October 31, 2004
                                                      ----------------
                  GLOBALT Growth Fund (GROWX)             +4.88%
                  Russell 1000 Growth Stock Index         +3.38%
                  S&P 500 Index                           +9.41%

As 2004 wore on, a consensus emerged in the market that the growth cycle was slowing, stocks were fairly valued, and bonds would provide economic returns similar to equities. The market, however, almost always defies expectations, providing opportunity to well-positioned investors. On cue, the conclusion of the national elections provided a spark to a compressed market with abundant liquidity (i.e., many investors were underinvested) and a strong rally has ensued. In the short period from fiscal year end through the present (December 27th), the net asset value of a share of the GLOBALT Growth Fund has risen 8.9% from $12.26 to $13.35 1.

The period ahead will almost certainly be marked by volatility associated with some of the unresolved issues carrying over from 2004, as well as random events such as the investigations by the Attorney General of New York that damage stock prices in the shorter-term. We balance these issues by also asking, "What could go right?" Going forward, we are being guided in portfolio construction by our analysis that the economy's underlying fundamentals are stronger than has been widely assumed. To be sure, there are various risks to a constructive outcome, but with the market having remained essentially flat while corporate earnings continue to rise, we believe valuations are reasonable by historical standards. Indeed, the S&P 500's P/E ratio has reached levels approximating those in 1997.

                                   P/E Range
                                S&P 500 P/E 18.9


                              1997       23   17
                              1998       28   20
                              1999       31   25
                              2000       31   22
                              2001       25   18
                              2002       27   16
                              2003       22   16
                              2004       21   17

                       P/E BASED ON ESTIMATED EPS: 18   17

                            SOURCE: THOMSON BASELINE

1 Past performance does not guarantee future results. Performance data current to the most recent month end may be obtained by calling
     1-877-289-4769. Please see below for more comprehensive performance information.

Moreover, dividend growth is accelerating as corporate cash flows continue to increase. Dividend growth will be a significant component of total return in a period of more moderate price gains, and we have been working to raise the Fund's dividend level. Given current equity valuations and favorable earnings trends, we consider the medium- to long-term risk of prolonged market weakness to be relatively low. Additionally, it is noteworthy that growth stocks now look attractively valued as the gap between the normal P/E ranges of "growth" versus "value" stocks has closed, increasing the prospects for growth outperformance. We expect that the Fund would benefit from these circumstances.

We want especially to highlight that the Fund may have an additional appeal in that it has significant tax-loss carry-forwards from the fiscal years ended October 31, 2001 and 2003 that may, in certain cases, make realized gains that are distributed by the Fund tax-free.

  COMPARISON OF THE GROWTH OF A $25,000 INVESTMENT IN THE GLOBALT GROWTH FUND,
                S&P 500 INDEX AND THE RUSSELL 1000 GROWTH INDEX

                  Globalt           S&P 500 Index      Russell 1000 Growth Index
                ($42,954)            ($53,630)                  ($42,697)

   12/1/95        25,000.00          25,000.00                 25,000.00
  10/31/96        31,200.00          29,637.77                 29,424.87
  10/31/97        39,667.53          39,152.20                 38,391.89
  10/31/98        44,936.99          47,772.77                 47,852.65
  10/31/99        56,922.96          60,010.55                 64,240.98
  10/31/00        63,059.37          63,668.38                 70,235.02
  10/31/01        42,334.40          47,816.88                 42,178.78
  10/31/02        33,116.14          40,585.64                 33,904.86
  10/31/03        40,956.84          49,017.73                 41,301.54
  10/31/04        42,953.88          53,629.82                 42,697.14


* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** Each Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 and the Russell 1000 Growth Index are widely recognized unmanaged indices of equity prices and representative of a broader market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                      (FOR PERIODS ENDED OCTOBER 31, 2004)

                                                           SINCE INCEPTION
                            ONE YEAR     FIVE YEARS      (DECEMBER 1, 1995)
                           ----------- ---------------  ----------------------

GLOBALT Growth Fund          4.88%         -5.48%               6.27%
S&P 500 Index                9.41%         -2.29%               8.93%
Russell 1000 Growth Index    3.38%         -7.85%               6.18%

------------------------------------------------------------------------------

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-877-289-4769.

FUND HOLDINGS - (UNAUDITED)
-------------

        GLOBALT GROWTH FUND PORTFOLIO ANALYSIS AS OF OCTOBER 31, 2004 1

        Securities with Market Cap Above $100 Bilion            10.25%
        Securites with Market Cap between $50 & $100 Billion     5.05%
        Securities with Market Cap between $25 & $50 Billion    21.08%
        Securities with Market Cap bewteen $3 & $25 Billion     52.05%
        Securites with Market Cap below $3 billion              10.78%
        Money Market Securities                                  1.21%
        Liabilities in excess of other assets                   (0.42%)

1 As a percent of the net assets

The Fund invests primarily in common stocks of larger capitalization U.S. companies (those with market capitalizations of $3 billion or more).

AVAILABILITY OF PORTFOLIO SCHEDULE
----------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available at the SEC's website at www.sec.gov. The Fund's Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)
--------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from mAY 1, 2004 to October 31, 2004.

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------- -------------------- -------------------------- ------------------------------------
       GLOBALT GROWTH FUND          BEGINNING ACCOUNT        ENDING ACCOUNT           EXPENSES PAID DURING PERIOD*
                                          VALUE                   VALUE                 MAY 1 - OCTOBER 31, 2004
                                       MAY 1, 2004          OCTOBER 31, 2004
---------------------------------- -------------------- -------------------------- ------------------------------------
Actual                                  $1,000.00               $1,005.70                         $5.92
(0.57% return)
---------------------------------- -------------------- -------------------------- ------------------------------------
Hypothetical                            $1,000.00               $1,019.24                         $5.96
(5% return before expenses)
---------------------------------- -------------------- -------------------------- ------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the partial year period).

GLOBALT GROWTH FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004


COMMON STOCKS - 99.20%                                                      SHARES               VALUE
                                                                      ------------------  ------------------

AGRICULTURE CHEMICALS - 0.94%
Scotts Co. (The) (a)                                                              1,200       $      77,064
                                                                                          ------------------

AIR-CONDITIONING & WARM AIR HEATING EQUIPMENT & COMMERCIAL &
INDUSTRIAL REFRIGERATION EQUIPMENT - 1.47%
American Standard Co, Inc. (a)                                                    3,300             120,681
                                                                                          ------------------

AIRCRAFT ENGINES & ENGINE PARTS - 2.48%
United Technologies Corp.                                                         2,200             204,204
                                                                                          ------------------

BIOLOGICAL PRODUCTS - 4.21%
Gilead Sciences, Inc. (a)                                                         4,000             138,520
Neurocrine Biosciences, Inc. (a)                                                  1,900              88,445
Medimmune, Inc. (a)                                                               4,200             119,364
                                                                                          ------------------
                                                                                                    346,329
                                                                                          ------------------

CALCULATING & ACCOUNTING MACHINES - 2.10%
Diebold, Inc.                                                                     3,600             172,260
                                                                                          ------------------

COMPUTER & OFFICE EQUIPMENT - 1.01%
Lexmark International, Inc. (a)                                                   1,000              83,110
                                                                                          ------------------

COMPUTER COMMUNICATION EQUIPMENT - 2.10%
Cisco Systems, Inc. (a)                                                           4,000              76,840
Juniper Networks, Inc. (a)                                                        3,600              95,796
                                                                                          ------------------
                                                                                                    172,636
                                                                                          ------------------

COMPUTER STORAGE EQUIPMENT - 1.50%
EMC Corp. (a)                                                                     9,600             123,552
                                                                                          ------------------

CONSTRUCTION MACHINERY & EQUIPMENT - 1.37%
Caterpillar, Inc.                                                                 1,400             112,756
                                                                                          ------------------

CONVERTED PAPER & PAPERBOARD PRODUCTS - 1.13%
3M Co.                                                                            1,200              93,084
                                                                                          ------------------

DRILLING OIL & GAS WELLS - 4.16%
Ensco International, Inc.                                                         8,100             247,455
Patterson-UTI Energy, Inc.                                                        4,900              94,227
                                                                                          ------------------
                                                                                                    341,682
                                                                                          ------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT - 2.26%
Emerson Electric Co.                                                              2,900             185,745
                                                                                          ------------------

ELECTRONIC COMPUTERS - 1.37%
Dell Computer Corp. (a)                                                           3,200             112,192
                                                                                          ------------------

FINANCE SERVICES - 0.85%
First Data Corp.                                                                  1,700              70,176
                                                                                          ------------------

GRAIN MILL PRODUCTS - 2.35%
Kellogg Co.                                                                       4,500             193,500
                                                                                          ------------------

 See accompanying notes which are an integral part of the financial statements.
                                       5

GLOBALT GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2004

COMMON STOCKS - 99.20% - CONTINUED                                         SHARES               VALUE
                                                                      ------------------  ------------------

HOSPITAL & MEDICAL SERVICE PLANS - 2.68%
Anthem, Inc. (a)                                                                  1,300           $ 104,520
Unitedhealth Group, Inc.                                                          1,600             115,840
                                                                                          ------------------
                                                                                                    220,360
                                                                                          ------------------

INDUSTRIAL INORGANIC CHEMICALS - 2.65%
Air Products & Chemicals, Inc.                                                    2,900             154,222
Praxair, Inc.                                                                     1,500              63,300
                                                                                          ------------------
                                                                                                    217,522
                                                                                          ------------------

MACHINE TOOLS, METAL CUTTING TYPES - 1.53%
Kennametal, Inc.                                                                  2,700             125,631
                                                                                          ------------------

MISC INDUSTRIAL & COMMERCIAL MACHINERY & EQUIPMENT - 1.40%
Eaton Corp.                                                                       1,800             115,110
                                                                                          ------------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.55%
Yankee Candle Co. (a)                                                             4,600             127,420
                                                                                          ------------------

NATIONAL COMMERCIAL BANKS - 3.56%
City National Corp.                                                               2,000             137,800
Wells Fargo & Co.                                                                 2,600             155,272
                                                                                          ------------------
                                                                                                    293,072
                                                                                          ------------------

ORTHOPEDIC, PROSTHETIC & SURGICAL APPLIANCES & SUPPLIES - 1.59%
Biomet, Inc.                                                                      2,800             130,704
                                                                                          ------------------

PAPERBOARD MILLS - 1.10%
Smurfit  Stone Container Corp. (a)                                                5,200              90,272
                                                                                          ------------------

PAPER MILLS - 1.45%
Kimberly-Clark Corp.                                                              2,000             119,340
                                                                                          ------------------

PERFUMES, COSMETICS & OTHER TOILET PREPARATIONS - 1.51%
Estee Lauder Co.                                                                  2,900             124,555
                                                                                          ------------------

PHARMACEUTICAL PREPARATIONS - 4.67%
Genentech, Inc. (a)                                                               3,400             154,802
Johnson & Johnson                                                                 2,900             169,302
Millennium Pharmaceuticals, Inc. (a)                                              4,600              59,708
                                                                                          ------------------
                                                                                                    383,812
                                                                                          ------------------

RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 2.57%
Motorola, Inc.                                                                    7,400             127,724
QUALCOMM, Inc.                                                                    2,000              83,620
                                                                                          ------------------
                                                                                                    211,344
                                                                                          ------------------

RADIOTELEPHONE COMMUNICATIONS - 1.19%
Nextel Communications, Inc. (a)                                                   3,700              98,013
                                                                                          ------------------

REAL ESTATE AGENTS & MANAGERS (FOR OTHERS) - 1.33%
Cendant Corp.                                                                     5,300             109,127
                                                                                          ------------------
See accompanying notes which are an integral part of the financial statements.
                                       6



GLOBALT GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2004

COMMON STOCKS - 99.20% - CONTINUED                                         SHARES               VALUE
                                                                      ------------------  ------------------

RETAIL - DRUG STORES AND PROPRIETARY STORES - 2.08%
Caremark RX, Inc. (a)                                                             5,700           $ 170,829
                                                                                          ------------------

RETAIL - EATING PLACES - 1.80%
YUM Brands, Inc.                                                                  3,400             147,900
                                                                                          ------------------

RETAIL - FAMILY CLOTHING STORES - 2.44%
American Eagle Outfitters, Inc.                                                   4,900             200,312
                                                                                          ------------------

RETAIL - JEWELRY STORES - 1.03%
Tiffany & Co.                                                                     2,900              85,057
                                                                                          ------------------

RETAIL - MISCELLANEOUS SHOPPING GOODS STORES - 2.31%
Staples, Inc.                                                                     6,400             190,336
                                                                                          ------------------

RETAIL - VARIETY STORES - 1.52%
Target Corp.                                                                      2,500             125,050
                                                                                          ------------------

RUBBER & PLASTICS FOOTWEAR - 2.37%
Nike, Inc.                                                                        2,400             195,144
                                                                                          ------------------

SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 1.67%
Goldman Sachs Group, Inc.                                                         1,400             137,732
                                                                                          ------------------

SEMICONDUCTORS & RELATED DEVICES - 0.63%
International Rectifier Corp. (a)                                                 1,300              51,675
                                                                                          ------------------

SEARCH, DETECTION, NAVIGATION, GUIDANCE, AERONAUTICAL SYSTEMS - 1.38%
Northrop Grumman Corp.                                                            2,200             113,850
                                                                                          ------------------

SERVICES - BUSINESS SERVICES - 3.12%
ebay, Inc. (a)                                                                    1,300             126,893
Websense, Inc. (a)                                                                3,200             129,824
                                                                                          ------------------
                                                                                                    256,717
                                                                                          ------------------

SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH - 0.92%
Pharmaceutical Product Development, Inc. (a)                                      1,800              76,014
                                                                                          ------------------

SERVICES - COMPUTER PROGRAMMING SERVICES - 2.09%
VeriSign, Inc. (a)                                                                6,400             171,712
                                                                                          ------------------

SERVICES - EQUIPMENT RENTAL & LEASING - 0.75%
United Rentals, Inc. (a)                                                          4,000              61,800
                                                                                          ------------------

SERVICES - PREPACKAGED SOFTWARE - 5.18%
McAfee, Inc. (a)                                                                  7,200             174,240
Microsoft Corp.                                                                   9,000             251,910
                                                                                          ------------------
                                                                                                    426,150
                                                                                          ------------------
See accompanying notes which are an integral part of the financial statements.
                                       7



GLOBALT GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2004

COMMON STOCKS - 99.20% - CONTINUED                                         SHARES               VALUE
                                                                      ------------------  ------------------

SOAP, DETERGENT, CLEANING PREPARATIONS, PERFUMES, COSMETICS - 3.58%
Ecolab, Inc.                                                                      3,100           $ 104,935
Procter & Gamble, Inc.                                                            3,700             189,366
                                                                                          ------------------
                                                                                                    294,301
                                                                                          ------------------

SURETY INSURANCE - 1.80%
AMBAC Financial Group, Inc.                                                       1,900             148,314
                                                                                          ------------------

WHOLESALE-DURABLE GOODS - 1.14%
Grainger WW, Inc.                                                                 1,600              93,744
                                                                                          ------------------

WHOLESALE-PROFESSIONAL & COMMERCIAL EQUIPMENT & SUPPLIES - 1.40%
Fisher Scientific International, Inc. (a)                                         2,000             114,720
                                                                                          ------------------

SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 1.98%
Becton, Dickinson & Co.                                                           1,300              68,250
Stryker Corp.                                                                     2,200              94,798
                                                                                          ------------------
                                                                                                    163,048
                                                                                          ------------------

TRUCKING & COURIER SERVICES - 1.93%
United Parcel Service, Inc. - Class B                                             2,000             158,360
                                                                                          ------------------

TOTAL COMMON STOCKS (Cost $7,320,878)                                                             8,158,018
                                                                                          ------------------

MONEY MARKET SECURITIES - 1.21%
Huntington Money Market Fund - Investment Shares, 0.69% (b)                      99,374              99,374
                                                                                          ------------------

TOTAL MONEY MARKET SECURITIES (COST $99,374)                                                         99,374
                                                                                          ------------------

TOTAL INVESTMENTS (COST $7,420,252) - 100.41%                                                $    8,257,392
                                                                                          ------------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.41)%                                                     (34,041)
                                                                                          ------------------

TOTAL NET ASSETS - 100.00%                                                                   $    8,223,351
                                                                                          ==================

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at October 31, 2004.




 See accompanying notes which are an integral part of the financial statements.
                                       8

GLOBALT GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2004



ASSETS
Investments in securities, at value (cost $7,420,252)                                  $ 8,257,392
Interest receivable                                                                             30
Dividends receivable                                                                         3,030
Receivable for securities sold                                                             102,754
Receivable for fund shares sold                                                              4,388
                                                                                 ------------------
     TOTAL ASSETS                                                                        8,367,594
                                                                                 ------------------

LIABILITIES
Payable for securities purchased                                                           133,294
Accrued advisory fees                                                                        7,889
Trustees fees payable                                                                          480
Payable for fund shares redeemed                                                             2,580
                                                                                 ------------------
     TOTAL LIABILITIES                                                                     144,243
                                                                                 ------------------

NET ASSETS                                                                             $ 8,223,351
                                                                                 ==================


NET ASSETS CONSIST OF:
Paid in surplus                                                                       $ 11,299,951
Accumulated net realized (loss) on investments                                          (3,913,740)
Net unrealized appreciation on investments                                                 837,140
                                                                                 ------------------

NET ASSETS                                                                             $ 8,223,351
                                                                                 ==================


Shares outstanding (unlimited number of shares authorized with no par value)               670,615
                                                                                 ------------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                   $ 12.26
                                                                                 ==================



 See accompanying notes which are an integral part of the financial statements.
                                       9


GLOBALT GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2004



INVESTMENT INCOME:
Dividend income                                                    $ 72,675
Interest income                                                         248
                                                              --------------
     TOTAL INCOME                                                    72,923
                                                              --------------

EXPENSES:
Investment advisor fees (a)                                         105,522
Trustee expense                                                       1,744
                                                              --------------
     TOTAL EXPENSES                                                 107,266
Expenses waived by advisor (a)                                       (1,744)
                                                              --------------
Net operating expenses                                              105,522
                                                              --------------
NET INVESTMENT (LOSS)                                               (32,599)
                                                              --------------

REALIZED & Unrealized Gain (Loss)
Net realized gain on investment securities                          923,506
Change in unrealized appreciation (depreciation)
     on investment securities                                      (472,970)
                                                              --------------
Net realized and unrealized gain on investment securities           450,536
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 417,937
                                                              ==============


(a) See Note 3 in the notes to the financial statements.

 See accompanying notes which are an integral part of the financial statements.
                                       10


GLOBALT GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          FOR THE               FOR THE
                                                                         YEAR ENDED            YEAR ENDED
                                                                      OCTOBER 31, 2004      OCTOBER 31, 2003
                                                                      ------------------  ---------------------
    INCREASE (DECREASE) IN NET ASSETS
    OPERATIONS:
         Net investment (loss)                                                 $ (32,599)             $ (34,424)
         Net realized gain on investment securities                              923,506                341,119
         Change in net unrealized appreciation (depreciation)                   (472,970)             1,458,522
                                                                       ------------------  ---------------------
         Net increase in net assets resulting from operations                    417,937              1,765,217
                                                                       ------------------  ---------------------

    DISTRIBUTIONS TO SHAREHOLDERS:
         From net investment income                                                    -                      -
         From net realized gain                                                        -                (63,062)
                                                                       ------------------  ---------------------
         Decrease in net assets from distributions                                     -                (63,062)
                                                                       ------------------  ---------------------

    CAPITAL SHARE TRANSACTIONS:
         Proceeds from shares sold                                             1,169,442              2,072,564
         Reinvestment of dividends                                                     -                 63,053
         Amount paid for repurchase of shares                                 (2,073,185)            (2,945,138)
                                                                       ------------------  ---------------------
         Net (decrease) from share transactions                                 (903,743)              (809,521)
                                                                       ------------------  ---------------------
    Total Increase (Decrease) in Net Assets                                     (485,806)               892,634
                                                                       ------------------  ---------------------

    NET ASSETS
    Beginning of year                                                          8,709,157              7,816,523
                                                                       ------------------  ---------------------

    End of year                                                              $ 8,223,351           $ 8,709,15751
                                                                       ==================  =====================

    Accumulated undistributed net investment income                          $         -           $         -
                                                                       ------------------  ---------------------

    CAPITAL SHARE TRANSACTIONS:
    Shares sold                                                                   96,756                197,785
    Shares issued in reinvestment of distributions                                     -                  5,764
    Shares repurchased                                                          (171,072)              (279,431)
                                                                       ------------------  ---------------------

    Net (decrease) from capital share transactions                               (74,316)               (75,881)

    Shares outstanding, beginning of year                                        744,931                820,814
                                                                       ------------------  ---------------------

    Shares outstanding, end of year                                              670,615                744,931
                                                                       ==================  =====================



 See accompanying notes which are an integral part of the financial statements.
                                       11


GLOBALT GROWTH FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                           FOR THE YEARS ENDED OCTOBER 31,
                                             ---------------------------------------------------------------------------------
                                                 2004             2003             2002            2001             2000
                                             --------------   --------------   --------------  --------------   --------------

SELECTED PER SHARE DATA
Net asset value, beginning of year                 $ 11.69           $ 9.52          $ 12.17         $ 20.72          $ 19.53
                                             --------------   --------------   --------------  --------------   --------------
Income from investment operations
      Net investment income (loss)                   (0.05)           (0.05) (a)       (0.06) (a)      (0.07) (a)       (0.09) (a)
      Net realized and unrealized gain (loss)         0.62             2.30            (2.59)          (6.33)            2.23
                                             --------------   --------------   --------------  --------------   --------------
Total from investment operations                      0.57             2.25            (2.65)          (6.40)            2.14
                                             --------------   --------------   --------------  --------------   --------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                         -                -                -               -                -
      From net realized gain                             -            (0.08)               -           (2.15)           (0.95)
                                             --------------   --------------   --------------  --------------   --------------
Total distributions                                      -            (0.08)               -           (2.15)           (0.95)
                                             --------------   --------------   --------------  --------------   --------------

Net asset value, end of year                       $ 12.26          $ 11.69           $ 9.52         $ 12.17          $ 20.72
                                             ==============   ==============   ==============  ==============   ==============

TOTAL RETURN (b)                                     4.88%           23.68%          -21.77%         -32.87%           10.78%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000)                      $ 8,223          $ 8,709          $ 7,817        $ 12,946         $ 21,110
Ratio of expenses to average net assets              1.17%            1.17%            1.17%           1.30%            1.18%
Ratio of expenses to average net assets
      before waiver & reimbursement                  1.19%            1.20%            1.20%           1.32%            1.18%
Ratio of net income (loss) to average
      net assets                                    (0.36%)           (0.42)%          (0.49)%         (0.44)%          (0.45)%
Ratio of net income (loss) to average
      net assets before waiver & reimbursement      (0.38%)           (0.45)%          (0.51)%         (0.46)%          (0.45)%
Portfolio Turnover Rate                            144.34%          123.97%          180.19%         244.82%          159.09%


(a) Net investment income/(loss) per share was based on average shares outstanding throughout the year.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

 See accompanying notes which are an integral part of the financial statements.
                                       12

                               GLOBALT GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                                OCTOBER 31, 2004

NOTE 1. ORGANIZATION

GLOBALT Growth Fund (the "Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). On January 3, 2003, the Fund acquired all of the assets and liabilities of the GLOBALT Growth Fund, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund commenced operations on December 1, 1995. The Trust Agreement permits the Board of Trustees of the Trust (the "Board") to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund's investment objective is to provide long-term growth of capital. The Fund's advisor is GLOBALT, Inc. ("Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to qualify each year as a regulated investment company under sub-chapter M of the Internal Revenue Code of 1986, as amended,

                               GLOBALT GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                          OCTOBER 31, 2004 - CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Distributions to Shareholders - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. As of October 31, 2004, net investment loss of $32,599 was reclassified to paid in surplus.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor of the Fund is GLOBALT, Inc. Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all expenses of the Fund except brokerage costs, taxes, borrowing costs (such as (a) interest and (b) dividend expenses of securities sold short), fees and expenses of the non-interested person Trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.17% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Advisor pays the Fund's expenses, except those specified above. For the fiscal year ended October 31, 2004, the Advisor earned a fee of $105,522 from the Fund. The Advisor has contractually agreed through February 28, 2005 to waive all or a portion of its management fees and/or reimburse the Fund for certain fees and expenses, but only to the extent necessary to maintain the Fund's total annual operating expenses, excluding brokerage costs, borrowing costs (such as interest and dividends on securities sold short), taxes and extraordinary expenses, at 1.17% of average daily net assets. For the fiscal year ended October 31, 2004, the Advisor waived management fees of $1,744.

The Trust retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the Agreement. A
Trustee and the officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

                               GLOBALT GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                          OCTOBER 31, 2004 - CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

The Fund retains Unified Financial Securities, Inc. (the "Distributor"), to act as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the fiscal year ended October 31, 2004. A non-interested person Trustee has an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor) and an officer of the Trust is an officer of the Distributor. As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENT TRANSACTIONS

For the fiscal year ended October 31, 2004, purchases and sales of investment securities, other than short-term investments, were as follows:

                                                     AMOUNT
                                                ----------------
        PURCHASES
                U.S. Government Obligations          $         -
                Other                                 12,929,766
        SALES
                U.S. Government Obligations          $         -
                Other                                 13,902,198

As of October 31, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

                                         AMOUNT
                                 -----------------------
        Gross Appreciation                    $ 996,163
        Gross (Depreciation)                   (162,026)
                                -----------------------
        Net Appreciation on
        Investments                           $ 834,137
                                =======================

At October 31, 2004, the aggregate cost of securities for federal income tax purposes was $7,423,255. The difference between book cost of securities and the tax cost of securities is due to the deferral of losses on wash sales.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. CAPITAL LOSS CARRYFORWARD

At October 31, 2004, the Fund had available for federal tax purposes an unused capital loss carryforward of $3,910,737, which is available for offset against future taxable net capital gains. These loss carryforwards expire as follows:

                               GLOBALT GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                          OCTOBER 31, 2004 - CONTINUED

NOTE 6. CAPITAL LOSS CARRYFORWARD - CONTINUED

                YEAR OF EXPIRATION          AMOUNT
                ---------------------   ---------------
                      2009               $ 1,484,842
                      2011               $ 2,425,895


To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

For the fiscal year ended October 31, 2004 , the Fund made no distributions.

The tax character of distributions paid during the fiscal years 2004 and 2003 were as follows:


                                     2004            2003
                                 -------------  ---------------
Ordinary income                      $      -        $       -
Short-term Capital Gain                     -                -
Long-term Capital Gain                      -           63,062
                                 -------------  ---------------
                                     $      -        $  63,062
                                 =============  ===============


As of October 31, 2004, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)          $          -
Undistributed long-term capital gain/(accumulated losses)     (3,910,737)
Unrealized appreciation/(depreciation)                           834,137
                                                          ---------------
                                                            $ (3,076,600)
                                                          ===============





The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

NOTE 8. CHANGE IN ACCOUNTANTS

On March 3, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified the Board of its intention to resign as the Fund's independent auditors upon selection of replacement auditors.

On March 14, 2004, the Fund's Audit Committee and Board selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy as the Fund's auditors for the fiscal year ending October 31, 2004 to be effective upon the resignation of McCurdy.

On March 14, 2004, upon receipt of notice that Cohen was selected as the Fund's auditor, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditors to the Fund. McCurdy's report on the Fund's financial statements for the fiscal year ended October 31, 2003 contained no adverse opinion or a disclaimer of opinion nor was it qualified or modified as to uncertainty, audit scope or accounting principles.

                               GLOBALT GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                          OCTOBER 31, 2004 - CONTINUED

NOTE 9. CHANGE IN ACCOUNTANTS  - CONTINUED

During the year ended October 31, 2003 through the date of engagement of Cohen, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy, would have caused McCurdy to make reference to the subject matter of the disagreements in connection with its report on the Fund's financial statements for such period.

Neither  the Fund nor anyone on its behalf  consulted  with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
             -------------------------------------------------------

To the Shareholders and Board of Trustees
GLOBALT Growth Fund
(Series of Unified Series Trust)


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the GLOBALT Growth Fund, as of October 31, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2003 and the financial highlights for the periods indicated prior to October 31, 2004 were audited by McCurdy & Associates CPA's, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd. McCurdy & Associates CPA's, Inc. expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of October 31, 2004 by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GLOBALT Growth Fund as of October 31, 2004, the results of its operations, changes in its net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.


   /s/ Cohen McCurdy

Westlake, Ohio
December 17, 2004

TRUSTEES AND OFFICERS (UNAUDITED)

INDEPENDENT TRUSTEES

----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS AND OTHER
COMPLEX,** TERM OF POSITION WITH TRUST                DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992. Trustee of AmeriPrime
Trustee, December 2002 to present                     Advisors Trust  since July 2002 and AmeriPrime Funds, since
                                                      1995. Trustee of CCMI Funds since June 2003. Trustee of Access
                                                      Variable Insurance Trust, since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder, The Rose, Inc., a registered investment advisor, since April 1993. Trustee of AmeriPrime Advisors
Trustee, December 2002 to present                     Trust since November 2002 and AmeriPrime Funds since December
Chairman, December 2004 to present                    2002. Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President, 2004 to present, Vice President and General
                                                      Manager, 1990 to 2003, International Crankshaft Inc., an
Trustee, December 2002 to present                     automotive equipment manufacturing company; Trustee, The
                                                      Unified Funds, from 1994 to 2002; Trustee, Firstar Select
                                                      Funds, a REIT mutual fund, from 1997 to 2000. Trustee of
                                                      AmeriPrime Advisors Trust since November 2002 and AmeriPrime
                                                      Funds since December 2002.  Trustee of CCMI Funds since June
                                                      2003.
----------------------------------------------------- ----------------------------------------------------------------

INTERESTED TRUSTEES AND PRINCIPAL OFFICERS

--------------------------------------------------- ------------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH      PRINCIPAL OCCUPATION DURING PAST 5 YEARS
FUND COMPLEX,** TERM OF POSITION WITH TRUST         AND OTHER DIRECTORSHIPS
--------------------------------------------------- ------------------------------------------------------------------
Ronald C. Tritschler (1952)***                      Chief Executive Officer, Director and legal counsel of The Webb
                                                    Companies, a national real estate company, from 2001 to present;
Trustee, December 2002 to present                   Executive Vice President and Director of The Webb Companies from
                                                    1990 to 2000; Director, First State Financial, from 1998 to present; Director, Vice President and legal counsel for The
                                                    Traxx Companies, an owner and operator of convenience stores, from 1989 to present. Trustee of AmeriPrime Advisors Trust since
                                                    November 2002 and AmeriPrime Funds since December 2002.  Trustee of CCMI Funds since June 2003.
--------------------------------------------------- ------------------------------------------------------------------
Anthony J. Ghoston (1959)                           Executive Vice President of Unified Fund Services, Inc. since
                                                    June 2004; Senior Vice President of Unified Fund Services, Inc.
President, July 2004 to present                     April 2003 to June 2004; Senior Vice President and Chief
                                                    Information Officer of Unified Financial Services since 1997.
--------------------------------------------------- ------------------------------------------------------------------
Thomas G. Napurano (1941)                           Chief Financial Officer and Executive Vice President of Unified
                                                    Financial Services, Inc., the parent company of the Trust's
Chief Financial Officer and Treasurer, October      administrator and Distributor; Director, Unified Financial
2002 to present                                     Services, Inc., from 1989 to March 2002.  CFO of  AmeriPrime
                                                    Advisors Trust since October 2002 and AmeriPrime Funds since
                                                    October 2002.  CFO of CCMI Funds since June 2003.
--------------------------------------------------- ------------------------------------------------------------------
Freddie Jacobs, Jr. (1970)                          Vice President, Unified Fund Services, Inc.,  December 2003 to
                                                    present; Employed by U.S. Bancorp, 1998 to December 2003.
Secretary, September 2004 to present                Secretary of AmeriPrime Funds, AmeriPrime Advisors Trust and
                                                    Unified Series Trust since September 2004; Principal Accounting
                                                    Officer, Lindbergh Funds, since February 2004.

--------------------------------------------------- ------------------------------------------------------------------
Lynn E. Wood (1946)                                 Chief Compliance Officer of CCMI Funds, October 2004 to present;
Chief Compliance Officer, October 2004 to present   Chief Compliance Officer, Unified Financial Securities, Inc.,
                                                    December 2004 to present, Chairman, Unified Financial
                                                    Securities, Inc., 1997 to December 2004; Director of Compliance,
                                                    Unified Fund Services, Inc., October 2003 to September 2004;
                                                    Chief Compliance Officer, Unified Financial Services, Inc., 2000
                                                    to 2004; President and Chief Compliance Officer, Unified
                                                    Financial Securities, Inc., 1997 to 2000.
--------------------------------------------------- ------------------------------------------------------------------

     *    The  address  for  each  of  the  trustees  and  officers  is  431  N.
          Pennsylvania, Indianapolis, IN 46204.

     **   Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and
          Unified Series Trust. The Fund Complex consists of 26 series.

     *** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the Distributor of certain series in the Fund
          Complex.

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                      This page intentionally left blank.

The Fund's Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request. You may call toll-free (877) 289-4769 to request a copy of the SAI or to make shareholder inquiries.

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2004, are available without charge upon request by (1) calling the Fund at (877) 289-4769 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony J. Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Freddie Jacobs, Jr., Secretary
Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR
GLOBALT Inc.
3060 Peachtree Rd., N.W.
One Buckhead Plaza, Suite 225
Atlanta, GA 30305

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
826 Westpoint Pkwy, Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204

This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

                                      MVP

                            Marathon Value Portfolio





                                     ANNUAL
                                     REPORT


                                OCTOBER 31, 2004

                        MANAGEMENT'S DISCUSSION & ANALYSIS


Once again, Marathon Value Portfolio ("Marathon") outperformed its S&P 500 benchmark, thereby making the ninth time in the ten six-month reporting periods that Marathon has bested the S&P 500. For the twelve-month period ended October 31, 2004, total return of Marathon was +14.12% while, for the same period, the S&P 500's total return was +9.42%. From March 28, 2000 through October 31, 2004, Marathon's total return was +45.59%; the S&P 500 total return for the same period was -19.59%, for a total return differential of +65.18% for Marathon. The Fund's excellence was recognized by Lipper1, which currently rates the Fund a "Lipper Leader" in Total Return, Consistent Return, and Preservation for the Multi-Cap Core category. As of October 31, 2004, Lipper ranked Marathon's total return in the top 7% year-to-date out of a universe of 663 funds, in the top 8% for the one-year period out of a universe of 628 funds, and in the top 12% for the three-year period out of a universe of 466 Multi-Cap Core funds.

1 Lipper is an independent source that evaluates mutual fund performance in various categories. Lipper scores for Total Return reflect funds' historical total return performance relative to peers. The overall calculation is based on an equal-weighted average of percentile ranks for the Total Return metrics over three-, five- and ten-year periods (if applicable). The highest 20% of funds in each classification are named Lipper Leaders for Total Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4 and the lowest 20% are scored 5. The scores are subject to change every month. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of October 31, 2004. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at LipperLeaders.com Copyright 2002, Reuters, All Rights Reserved.

                               PERFORMANCE SUMMARY

--------------------------------------------------------------------------------------------------------------------------

                          Total Returns for the period March 28, 2000 through October 31, 2004*
--------------- ---------- ---------- ---------- ---------- ------- ---------- ---------- ---------- ---------- ----------
                                                                                                     Average
                                                                                           Total     Annual     Final Value
                  2000*      2001*      2002*      2003*    2004*   12 Month    3 Year     Return    Return       of a
                                                                                Total        Since    Since      $10,000
                                                                                Return    Inception* Inception* Investment
--------------- ---------- ---------- ---------- ---------- ------- ---------- ---------- ---------- ---------- ----------
Marathon
Value             16.06%      4.70%     -11.00%    26.20%    6.68%    14.12%     26.62%     45.59%      8.52%     $14,559
Portfolio**
--------------- ---------- ---------- ---------- ---------- ------- ---------- ---------- ---------- ---------- ----------

  S&P 500***     -11.67%    -11.89%     -22.10%    28.68%    3.06%     9.42%     12.21%     -19.59%    -4.63%     $ 8,041

--------------- ---------- ---------- ---------- ---------- ------- ---------- ---------- ---------- ---------- ----------


*March 28, 2000 is the date Spectrum Advisory Services Inc. assumed management of Marathon. Returns for 2000 are from 03/28/00 through 12/31/00. Returns for 2001, 2002, & 2003 are for calendar year. Returns for 2004 are from 12/31/03 through 10/31/04. Returns are not annualized, except where noted.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-788-6086.

** Return figures reflect any change in price per share and assume the reinvestment of all distributions.

*** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

 COMPARISON OF A $10,000 INVESTMENT IN THE MARATHON VALUE PORTFOLIO AND THE S&P
                                   500 INDEX

                 S&P 500 Index $8,041           Marathon Value Portfolio $14,559
--------------------------------------------------------------------------------
03/28/00              10,000                                   10,000
03/31/00               9,941                                   10,000
04/30/00               9,642                                   10,504
05/31/00               9,444                                   10,644
06/30/00               9,677                                   10,558
07/31/00               9,525                                   10,644
08/31/00              10,117                                   10,987
09/30/00               9,583                                   10,773
10/31/00               9,542                                   11,137
11/30/00               8,790                                   10,987
12/31/00               8,833                                   11,606
01/31/01               9,147                                   11,963
02/28/01               8,313                                   11,801
03/31/01               7,786                                   11,422
04/30/01               8,391                                   11,887
05/31/01               8,447                                   12,244
06/30/01               8,242                                   12,039
07/31/01               8,160                                   12,104
08/31/01               7,650                                   11,952
09/30/01               7,032                                   11,336
10/31/01               7,166                                   11,498
11/30/01               7,716                                   11,941
12/31/01               7,783                                   12,151
01/31/02               7,670                                   11,910
02/28/02               7,522                                   11,932
03/31/02               7,805                                   12,381
04/30/02               7,331                                   12,195
05/31/02               7,277                                   12,217
06/30/02               6,759                                   11,604
07/31/02               6,232                                   10,926
08/31/02               6,273                                   10,937
09/30/02               5,591                                   10,117
10/31/02               6,083                                   10,554
11/30/02               6,442                                   11,068
12/31/02               6,063                                   10,814
01/31/03               5,904                                   10,582
02/28/03               5,816                                   10,449
03/31/03               5,872                                   10,438
04/30/03               6,356                                   11,134
05/31/03               6,691                                   11,819
06/30/03               6,776                                   11,996
07/31/03               6,896                                   12,040
08/31/03               7,030                                   12,338
09/30/03               6,955                                   12,305
10/31/03               7,349                                   12,758
11/30/03               7,414                                   13,001
12/31/03               7,802                                   13,647
01/31/04               8,029                                   13,747
02/29/04               8,056                                   14,003
03/31/04               7,934                                   14,125
04/30/04               7,810                                   14,069
05/31/04               7,917                                   14,158
06/30/04               8,071                                   14,581
07/31/04               7,804                                   14,203
08/31/04               7,835                                   14,225
09/30/04               7,920                                   14,414
10/31/04               8,041                                   14,559


   The chart above assumes an initial investment of $10,000 made on March 28, 2000 (commencement of Spectrum's management of Fund operations) and held through October 31, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.


For the stock market as a whole, what is remarkable about this twelve-month period is how unremarkable it was. Despite heated headlines and web comments, the return on the S&P 500 was close to its average over the last sixty-five years. Our outperformance despite our well below-average risk profile was due to careful price discipline and selection of companies whose performance exceeded expectations.

Marathon continues to provide shareholders with broad exposure to the equities market. The list of holdings tells you the broad industry and economic diversification. In addition, eleven companies are headquartered or based outside of the continental United States. What is common is that all investments are viewed as having either exceptional prospects or were purchased at an attractive discount to the value of the business. The Fund's market capitalization exposure is similarly diverse, and breaks down as follows (as of October 31, 2004):
               ----------------------------- ---------------------
                 Market Capitalization         Percent of Equity
               ----------------------------- ---------------------
                     Large                         58.40%
                     Medium                        27.16%
                     Small                         14.44%
               ----------------------------- ---------------------


The biggest positive contributor over the past twelve months was a South African company, Sasol LTD (up +51.9% during the fiscal year). We uncovered this company shortly after its ADRs were listed on the New York Stock Exchange. The price-to-earnings ratio of just over 5 seemed extraordinarily low for a company that is the world leader in some important energy technologies. Its process for converting coal to petroleum liquids has long been a mainstay of its business. In addition, it has a technology which converts natural gas into higher value petroleum products, a process that is of particular interest to Middle Eastern countries that have no means of utilizing much of their natural gas production. Becton Dickinson (+43.6%) made the second largest contribution based on the size of our holdings and its continued strong market performance. Another energy-related issue, BJ Services (+55.4%) followed in third place. Zebra Technologies (+39.1%), a company that has graduated from small to mid-cap during the Fund's ownership, and Pharmaceutical Product Development (+39.9%) were the next largest contributors. A financial service company concentrated in insurance named Alleghany Corp. (+43.4%) also contributed to the Fund's performance.

The only two substantial drags on the portfolio came from the pharmaceutical industry, Cardinal Health (-21.2%) and Merck (-29.2%). Cardinal Health declined because the SEC challenged their earnings for prior years. The company reported some minor revisions after a thorough audit. The company faces a challenge to their wholesale business from changed practices in the drug industry. We expect the company to continue its excellent path of profitable growth despite the challenges. The Merck difficulties have greater uncertainty attached to them; at current prices the market is making ample allowance for the eventual outcome. Over two years ago, we wrote Larry Bossidy, the chairman of Merck's compensation committee, to question whether a CEO with no background in the science could lead the company. We should have sold the shares, but the Merck track record swayed me the wrong way.

The current year has started strongly, but we expect it to have its crosscurrents. The Fund should again benefit from its flexibility and commitment to value.



The prospectus should be read carefully before investing. To request a prospectus for more complete information, including charges and expenses, call toll free 1-800-788-6086. The Fund's investment objectives, risk, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and can be obtained by calling 1-800-788-6086 or visiting www.marathonvalue.com. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost. The Fund is distributed by Unified Financial Securities, Inc.
Member NASD

FUND HOLDINGS - (UNAUDITED)
-------------

MARATHON VALUE PORTFOLIO


Consumer Goods  16.14%                              16.14%
Energy & Utilities  6.85%                            6.85%
Financial  14.07%                                   14.07%
Healthcare  11.32%                                  11.31%
Industrials  10.72%                                 10.72%
Information Technology 7.13%                         7.13%
Materials  3.70%                                     3.70%
Real Estate  7.33%                                   7.33%
Services  5.82%                                      5.82%
Fixed Income  4.73%                                  4.73%
Short-Term Investments  12.21%                      12.21%
Liabilities in excess of other assets  (0.01)%      -0.01%


AVAILABILITY OF PORTFOLIO SCHEDULE
----------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available at the SEC's website at www.sec.gov. The Fund's Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUMMARY OF FUND EXPENSES - (UNAUDITED)
--------------------------------------

As a shareholder of the Fund, you incur ongoing costs, including management fees and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (May 1, 2004) and held for the entire period (through October 31, 2004).

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

----------------------------------------------------------------------------------------------------
                                       Beginning                Ending             Expenses Paid
                                     Account Value           Account Value        During Period*
   Marathon Value Portfolio           May 1, 2004          October 31, 2004      October 31, 2004
----------------------------------------------------------------------------------------------------

    Actual (3.48% return)              $ 1,000.00              $ 1,034.80            $ 6.36

    Hypothetical**                     $ 1,000.00              $ 1,018.88            $ 6.31

----------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratio for the Fund is 1.25%.
**assumes a 5% return before expenses

                ------------------------------------------------
                            MARATHON VALUE PORTFOLIO
                   Schedule of Investments - October 31, 2004
                ------------------------------------------------


COMMON STOCKS - 83.07%                                                                           SHARES               VALUE
                                                                                              -------------        -------------

AEROSPACE-DEFENSE - 0.43%
Northrop Grumman Corp.                                                                               1,400             $ 72,450
                                                                                                                   -------------

AUTOMOBILES, PARTS & EQUIPMENT - 1.76%
Cooper Tire & Rubber Co.                                                                             6,000              116,880
Toyota Motor Corp. (a)                                                                               2,300              178,457
                                                                                                                   -------------
                                                                                                                        295,337
                                                                                                                   -------------

BANKING - 4.63%
Mitsubishi Tokyo Financial Group, Inc. (a)                                                          31,500              267,435
Popular, Inc.                                                                                        6,000              154,320
SouthTrust Corp.                                                                                     3,900              169,923
U.S. Bancorp                                                                                         6,530              186,823
                                                                                                                   -------------
                                                                                                                        778,501
                                                                                                                   -------------

CONSTRUCTION MATERIALS - 1.43%
Martin Marietta Materials, Inc.                                                                      2,000               91,060
Vulcan Materials Co.                                                                                 3,000              149,340
                                                                                                                   -------------
                                                                                                                        240,400
                                                                                                                   -------------

DIVERSIFIED FINANCIAL SERVICES - 2.75%
Amvescap PLC (a)                                                                                    12,400              135,656
Moody's Corp.                                                                                        3,200              248,992
Stifel Financial Corp. (b)                                                                           4,000               78,480
                                                                                                                   -------------
                                                                                                                        463,128
                                                                                                                   -------------

ELECTRIC UTILITIES - 0.91%
Korea Electric Power Corp. (a)                                                                      13,300              152,684
                                                                                                                   -------------

ELECTRIC COMPONENTS & EQUIPMENT - 3.73%
SECOM Co., Ltd. (a)                                                                                  2,800              203,032
Vishay Intertechnology, Inc. (b)                                                                     7,975              103,117
Zebra Technologies Corp. (b)                                                                         6,075              321,914
                                                                                                                   -------------
                                                                                                                        628,063
                                                                                                                   -------------

ENERGY - 3.46%
BP PLC (a)                                                                                           4,000              233,000
Sasol Ltd. (a)                                                                                      17,300              348,249
                                                                                                                   -------------
                                                                                                                        581,249
                                                                                                                   -------------

GENERAL MERCHANDISE STORES - 1.23%
Costco Wholesale Corp.                                                                               4,300              206,142
                                                                                                                   -------------

HEALTHCARE DISTRIBUTION & SERVICES - 4.95%
Cardinal Health, Inc.                                                                                7,700              359,975
IMS Health, Inc.                                                                                     5,127              108,590
Pharmaceutical Product Development, Inc. (b)                                                         8,600              363,178
                                                                                                                   -------------
                                                                                                                        831,743
                                                                                                                   -------------

See accompanying notes which are an integral part of the financial statements.

                ------------------------------------------------
                            MARATHON VALUE PORTFOLIO
                   Schedule of Investments - October 31, 2004
                ------------------------------------------------

COMMON STOCKS - 83.07% - CONTINUED                                                               SHARES               VALUE
                                                                                              -------------        -------------

HEALTHCARE EQUIPMENT - 4.19%
Becton, Dickinson & Co.                                                                              6,300            $ 330,750
Dionex Corp. (b)                                                                                     4,200              235,200
Medtronic, Inc.                                                                                      2,700              137,997
                                                                                                                   -------------
                                                                                                                        703,947
                                                                                                                   -------------

HOUSEHOLD PRODUCTS - 3.09%
Kimberly-Clark Corp.                                                                                 5,700              340,119
La-Z-Boy, Inc.                                                                                       4,500               59,355
The Gillette Co.                                                                                     2,900              120,292
                                                                                                                   -------------
                                                                                                                        519,766
                                                                                                                   -------------

INDUSTRIAL CONGLOMERATES - 6.06%
3M Co.                                                                                               3,500              271,495
Eaton Corp.                                                                                          2,800              179,060
General Electric Co.                                                                                 8,500              290,020
Leggett & Platt, Inc.                                                                                7,700              216,601
Tyco International Ltd.                                                                              2,000               62,300
                                                                                                                   -------------
                                                                                                                       1,019,476
                                                                                                                   -------------

INDUSTRIAL MACHINERY - 2.70%
Illinois Tool Works, Inc.                                                                            2,800              258,384
Lawson Products, Inc.                                                                                2,600              112,580
Lincoln Electric Holdings, Inc.                                                                      2,500               83,450
                                                                                                                   -------------
                                                                                                                        454,414
                                                                                                                   -------------

INSURANCE - 1.31%
Aegon N.V. (a)                                                                                      20,000              220,800
                                                                                                                   -------------

MARINE & RAIL TRANSPORT - 1.52%
Florida East Coast Industries, Inc.                                                                  2,000               75,720
Kirby Corp. (b)                                                                                      4,300              180,600
                                                                                                                   -------------
                                                                                                                        256,320
                                                                                                                   -------------

OIL & GAS EQUIPMENT & SERVICES - 2.48%
BJ Services Co.                                                                                      5,500              280,500
Noble Corporation (b)                                                                                3,000              137,040
                                                                                                                   -------------
                                                                                                                        417,540
                                                                                                                   -------------

PACKAGED FOODS - 3.83%
Campbell Soup Co.                                                                                   10,000              268,400
Sara Lee Corp.                                                                                       8,000              186,240
Sensient Technologies Corp.                                                                          8,700              188,964
                                                                                                                   -------------
                                                                                                                        643,604
                                                                                                                   -------------

PAPER/FOREST PRODUCTS - 1.94%
Plum Creek Timber Co., Inc.                                                                          8,970              325,521
                                                                                                                   -------------


See accompanying notes which are an integral part of the financial statements.

                ------------------------------------------------
                            MARATHON VALUE PORTFOLIO
                   Schedule of Investments - October 31, 2004
                 -----------------------------------------------


COMMON STOCKS - 83.07% - CONTINUED                                                               SHARES               VALUE
                                                                                              -------------        -------------

PHARMACEUTICAL - 3.58%
Abbott Laboratories, Inc.                                                                            6,200            $ 264,306
Arena Pharmaceuticals, Inc. (b)                                                                     10,500               56,700
Bristol-Myers Squibb, Inc.                                                                           3,200               74,976
Merck & Co., Inc.                                                                                    6,600              206,646
                                                                                                                   -------------
                                                                                                                        602,628
                                                                                                                   -------------

PROPERTY & CASUALTY INSURANCE - 5.37%
Alleghany Corp. (b)                                                                                  1,020              294,678
Aon Corp.                                                                                            2,500               51,025
Berkshire Hathaway, Inc. - Class B (b)                                                                 110              308,440
Millea Holdings, Inc. (a)                                                                            3,100              205,003
St. Paul Travelers Companies, Inc.                                                                   1,300               44,148
                                                                                                                   -------------
                                                                                                                        903,294
                                                                                                                   -------------

PUBLISHING, PRINTING & MEDIA - 3.36%
Gannett Co., Inc.                                                                                    1,800              149,310
Liberty Media Corp. - Class A (b)                                                                   21,179              188,917
Wiley (John) & Sons, Inc. - Class A                                                                  7,000              227,150
                                                                                                                   -------------
                                                                                                                        565,377
                                                                                                                   -------------

REAL ESTATE - 5.39%
Alexander's, Inc. (b)                                                                                  700              138,320
Avatar Holdings, Inc. (b)                                                                            5,400              236,142
Crescent Real Estate Equities Trust                                                                  9,900              158,499
EastGroup Properties, Inc.                                                                           2,800               99,204
Federal Realty Investment Trust SBI                                                                  2,800              132,860
Reading International, Inc. - Class A (b)                                                           17,100              142,101
                                                                                                                   -------------
                                                                                                                        907,126
                                                                                                                   -------------

RESTAURANTS - 1.02%
McDonald's Corp.                                                                                     5,900              171,985
                                                                                                                   -------------

RETAIL STORES - 1.06%
Office Depot, Inc. (b)                                                                              11,000              178,090
                                                                                                                   -------------

SERVICES- DATA PROCESSING - 3.52%
Automatic Data Processing, Inc.                                                                      5,000              216,950
First Data Corp.                                                                                     4,500              185,760
Total System Services, Inc.                                                                          8,000              188,800
                                                                                                                   -------------
                                                                                                                         591,510
                                                                                                                   -------------

SERVICES - STAFFING - 1.10%
CDI Corp.                                                                                           11,200              184,800
                                                                                                                   -------------

SOFT DRINKS - 0.80%
Coca-Cola Co.                                                                                        3,300              134,178
                                                                                                                   -------------


See accompanying notes which are an integral part of the financial statements.

                ------------------------------------------------
                            MARATHON VALUE PORTFOLIO
                   Schedule of Investments - October 31, 2004
                 -----------------------------------------------

COMMON STOCKS - 83.07% - CONTINUED                                                               SHARES               VALUE
                                                                                              -------------        -------------

SPECIALTY CHEMICALS - 2.27%
PPG Industries, Inc.                                                                                 4,100            $ 261,375
Valspar Corp.                                                                                        2,600              121,316
                                                                                                                   -------------
                                                                                                                        382,691
                                                                                                                   -------------

SYSTEMS SOFTWARE & COMPUTER HARDWARE - 3.20%
International Business Machines Corp.                                                                3,900              350,025
Microsoft Corp.                                                                                      4,400              123,156
Sun Microsystems, Inc. (b)                                                                          14,500               65,685
                                                                                                                   -------------
                                                                                                                        538,866
                                                                                                                   -------------

TOTAL COMMON STOCKS (Cost $10,827,579)                                                                               13,971,630
                                                                                                                   -------------

CORPORATE BONDS - 1.45%                                                                        PRINCIPAL
                                                                                                 AMOUNT
                                                                                              -------------

Allegiance Telecom, Inc. Senior Notes, 12.875%,  5/15/2008 (b) (c)                               $ 125,000               43,125
Continental Airlines, Inc., 7.420%, 4/1/2007 (d)                                                    31,627               27,637
Dollar General Corp. Notes,  8.625%,  6/15/2010                                                    150,000              172,125
                                                                                                                   -------------

TOTAL CORPORATE BONDS (Cost $289,722)                                                                                   242,887
                                                                                                                   -------------

U.S. TREASURY & AGENCY OBLIGATIONS - 3.28%

Federal Home Loan Mortgage Corporation, 4.625%, 8/11/2015                                          300,000              302,169
Federal National Mortgage Association, 3.55%, 3/29/2019                                            250,000              249,819
                                                                                                                   -------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $551,664)                                                                551,988
                                                                                                                   -------------

SHORT-TERM INVESTMENTS - 12.21%

REPURCHASE AGREEMENTS - 12.19%
Huntington Bank, 1.75%, dated 10/29/2004, matures 11/1/2004, repurchase price $2,050,299         2,050,000            2,050,000
                                                                                                                   -------------
 (Collateralized by FNMA, 4.50%, 12/1/2012, Market Value $2,111,500)

MONEY MARKET SECURITIES - 0.02%                                                                  SHARES
                                                                                              -------------
Huntington Money Market Fund IV, 0.95% (e)                                                           3,322                3,322
                                                                                                                   -------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,053,322)                                                                        2,053,322
                                                                                                                   -------------

TOTAL INVESTMENTS (COST $13,722,287) - 100.01%                                                                     $ 16,819,827
                                                                                                                   -------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01)%                                                                          (1,009)
                                                                                                                   -------------

TOTAL NET ASSETS - 100.00%                                                                                         $ 16,818,818
                                                                                                                   =============


(a) American Depositary Receipt.
(b) Non-income producing.
(c) In Default, issuer filed Chapter 11 bankruptcy.
(d) Collateralized mortgage obligation.
(e) Variable rate securities; the coupon rate shown represents the rate at October 31, 2004.

See accompanying notes which are an integral part of the financial statements.

           ---------------------------------------------------------
                            MARATHON VALUE PORTFOLIO
             Statement of Assets and Liabilities - October 31, 2004
           ---------------------------------------------------------


ASSETS
Investments in securities
      At cost                                                                                 $ 13,722,287
                                                                                           ----------------
      At value                                                                                  16,819,827

Interest receivable                                                                                  9,344
Dividends receivable                                                                                 9,205
                                                                                           ----------------
     TOTAL ASSETS                                                                               16,838,376
                                                                                           ----------------

LIABILITIES
Accrued advisory fees                                                                               18,517
Accrued trustee fees                                                                                 1,041
                                                                                           ----------------
     TOTAL LIABILITIES                                                                              19,558
                                                                                           ----------------

NET ASSETS                                                                                    $ 16,818,818
                                                                                           ================

NET ASSETS CONSIST OF:
Paid in capital                                                                                 13,779,292
Accumulated undistributed net investment income                                                     98,145
Accumulated net realized (loss) on investments                                                    (156,159)
Net unrealized appreciation on investments                                                       3,097,540
                                                                                           ----------------

NET ASSETS                                                                                    $ 16,818,818
                                                                                           ================

Shares outstanding (unlimited number of shares authorized with no par value)                     1,285,312
                                                                                           ----------------

NET ASSET VALUE
OFFERING AND REDEMPTION PRICE PER SHARE                                                            $ 13.09
                                                                                           ================


See accompanying notes which are an integral part of the financial statements.

            -------------------------------------------------------
                            MARATHON VALUE PORTFOLIO
             Statement of Operations - Year ended October 31, 2004
            -------------------------------------------------------

INVESTMENT INCOME
Dividend income (net of foreign taxes on dividends of $84)                                      $ 199,659
Interest income                                                                                   107,258
                                                                                           ---------------
  TOTAL INCOME                                                                                    306,917
                                                                                           ---------------

EXPENSES
Investment advisor fee                                                                            187,641
Trustee expenses                                                                                    2,128
                                                                                           ---------------
  TOTAL EXPENSES                                                                                  189,769
Expenses waived by advisor (a)                                                                     (2,128)
                                                                                           ---------------
Total operating expenses                                                                          187,641
                                                                                           ---------------
NET INVESTMENT INCOME                                                                             119,276
                                                                                           ---------------


REALIZED & UNREALIZED GAIN
Net realized gain on investment securities                                                        166,117
Change in unrealized appreciation (depreciation)
   on investment securities                                                                     1,643,962
                                                                                           ---------------
Net realized and unrealized gain on investment securities                                       1,810,079
                                                                                           ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $ 1,929,355
                                                                                           ===============


(a) See Note 3 in the Notes to the Financial Statements.


See accompanying notes which are an integral part of the financial statements.

                    ---------------------------------------
                            MARATHON VALUE PORTFOLIO
                      Statements of Changes In Net Assets
                    ---------------------------------------

                                                                                        YEAR ENDED           YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS DUE TO:                                            OCTOBER 31, 2004     OCTOBER 31, 2003
                                                                                     ------------------  -------------------
OPERATIONS
  Net investment income                                                                  $     119,276        $     102,069
  Net realized gain (loss) on investment securities                                            166,117             (159,988)
  Change in net unrealized appreciation (depreciation)                                       1,643,962            2,345,856
                                                                                      ------------------  -------------------
  Net increase in net assets resulting from operations                                       1,929,355            2,287,937
                                                                                     ------------------  -------------------
DISTRIBUTIONS
  From net investment income                                                                   (98,503)            (103,103)
  From net realized gain                                                                             -                    -
                                                                                     ------------------  -------------------
   Change in net assets from distributions                                                     (98,503)            (103,103)
                                                                                     ------------------  -------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                                  1,971,453            1,407,425
  Reinvestment of distributions                                                                 98,038              101,620
  Amount paid for shares repurchased                                                          (526,310)            (535,960)
                                                                                     ------------------  -------------------
  Net increase in net assets resulting
     from share transactions                                                                 1,543,181              973,085
                                                                                     ------------------  -------------------
TOTAL INCREASE IN NET ASSETS                                                                 3,374,033            3,157,919
                                                                                     ------------------  -------------------

NET ASSETS
  Beginning of year                                                                         13,444,785           10,286,866
                                                                                     ------------------  -------------------

  End of year                                                                             $ 16,818,818         $ 13,444,785
                                                                                     ==================  ===================

Accumulated undistributed net investment income                                               $ 98,145             $ 77,372
                                                                                     ------------------  -------------------

CAPITAL SHARE TRANSACTIONS
  Shares sold                                                                                  155,051              141,235
  Shares issued in reinvestment of distributions                                                 7,977               10,487
  Shares repurchased                                                                           (41,790)             (53,249)
                                                                                     ------------------  -------------------

  Net increase from capital share transactions                                                 121,238               98,473
                                                                                     ==================  ===================

See accompanying notes which are an integral part of the financial statements.

      --------------------------------------------------------------------
                            MARATHON VALUE PORTFOLIO
      Financial Highlights - (For one share outstanding during the Period)
      --------------------------------------------------------------------

                                              YEAR ENDED       YEAR ENDED         YEAR ENDED        YEAR ENDED         YEAR ENDED
                                           OCTOBER 31, 2004  OCTOBER 31, 2003   OCTOBER 31, 2002  OCTOBER 31, 2001  OCTOBER 31, 2000
                                            ---------------   --------------    ---------------   ---------------   ---------------

SELECTED PER SHARE DATA
Net asset value, beginning of period             $ 11.55         $ 9.65            $ 10.63           $ 10.38             $ 9.23
                                            ---------------   --------------    ---------------    ---------------  ---------------
Income from investment operations
  Net investment income (loss)                      0.09           0.09  (a)          0.12   (a)        0.16 (a)           0.08 (a)
  Net realized and unrealized gain (loss)           1.53           1.91              (0.98)             0.18               1.07
                                            ---------------   --------------    ---------------    ---------------  ---------------
 Total from investment operations                   1.62           2.00              (0.86)             0.34               1.15
                                            ---------------   --------------    ---------------    ---------------  ---------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                       (0.08)         (0.10)             (0.12)            (0.09)                 -
                                            ---------------   --------------    ---------------   ---------------   ---------------
Total distributions                                (0.08)         (0.10)             (0.12)            (0.09)                 -
                                            ---------------   --------------    ---------------    ---------------  ---------------

Net asset value, end of period                   $ 13.09        $ 11.55             $ 9.65           $ 10.63            $ 10.38
                                            ===============   ==============    ===============    ===============  ===============

TOTAL RETURN (B)                                   14.12%         20.88%             -8.21%             3.24%             12.46% (c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                 $ 16,819       $ 13,445           $ 10,287           $ 7,294            $ 3,782
Ratio of expenses to average net assets
   before waiver & reimbursement                    1.26%          1.27%              1.28%             1.29%              1.49%
Ratio of expenses to average net assets             1.25%          1.26%              1.28%             1.28%              1.42% (d)
Ratio of net investment income to
   average net assets before waiver
   & reimbursement                                  0.78%          0.86%              1.11%             1.45%              0.79%
Ratio of net investment income to
   average net assets                               0.79%          0.87%              1.11%             1.45%              0.85%
Portfolio turnover rate                            28.21%         46.03%             44.44%            60.79%            207.02%


(a) Net investment income (loss) per share was based on average shares outstanding throughout the year.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Effective March 28, 2000 the Fund retained Spectrum Advisory
Services as investment advisor. The total return from March 28, 2000 (date of change in advisor) through October 31, 2000 was 11.37%.
(d) The rate for the fiscal year ended October 31, 2000 is higher than the rate in the current prospectus due to activity by the predecessor advisor. The predecessor advisor charged higher fees.

See accompanying notes which are an integral part of the financial statements.

              ----------------------------------------------------
                            MARATHON VALUE PORTFOLIO
              Notes To The Financial Statements - October 31, 2004
              ----------------------------------------------------

NOTE 1. ORGANIZATION

Marathon Value Portfolio (the "Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). On January 3, 2003, the Fund acquired all of the assets and liabilities of the Marathon Value Portfolio, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund commenced operations on March 12, 1998. The Trust Agreement permits the Board of Trustees of the Trust (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund's investment objective is to provide long-term capital appreciation. Effective March 28, 2000, the Fund's advisor is Spectrum Advisory Services, Inc. ("Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. When pricing securities using the fair value guidelines adopted by the Board of Trustee, the Advisor seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities. However, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Advisor at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur. These discrepancies do not necessarily indicate that the fair value methodology is inappropriate. Fair values assigned to securities in the Fund's portfolio will be adjusted, to the extent necessary, as soon as market prices become available. Arbitrage opportunities may exist when trading in a portfolio security is halted and does not resume before the Fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired,

              ----------------------------------------------------
                            MARATHON VALUE PORTFOLIO
              Notes To The Financial Statements - October 31, 2004
              ----------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under sub-chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short term capital gains at least once a year. Distributions to shareholders which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor of the Fund is Spectrum Advisory Services, Inc. Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses of the non-interested person Trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Advisor pays the Fund's expenses, except those specified above. For the fiscal year ended October 31, 2004, the Advisor earned a fee of $187,641 from the Fund. The Advisor has contractually agreed to waive and/or reimburse the Fund for certain fees and expenses, but only to the extent necessary to maintain the Fund's total annual operating expenses, except brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.25% of average daily net assets through October 31, 2006. For the fiscal year ended October 31, 2004, the Advisor waived expenses, except brokerage fees and

              ----------------------------------------------------
                            MARATHON VALUE PORTFOLIO
              Notes To The Financial Statements - October 31, 2004
              ----------------------------------------------------

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

commissions, taxes, fees and expenses of the non-interested person Trustees, and extraordinary expenses of $2,128.

The Trust retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

The Fund retains Unified Financial Securities, Inc. (the "Distributor") to act as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the fiscal year ended October 31, 2004. A Trustee has an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor) and an officer of the Trust is an officer of the Distributor. As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENT TRANSACTIONS

For the fiscal year ended October 31, 2004, purchases and sales of investment securities, other than short-term investments were as follows:

                                                AMOUNT
                                      -------------------
PURCHASES
     U.S. Government Obligations             $ 1,857,953
     Other                                     2,676,518
SALES
     U.S. Government Obligations             $ 2,301,562
     Other                                     1,487,922

As of October 31, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

                             AMOUNT
                         ---------------
Gross Appreciation          $ 3,657,763
Gross (Depreciation)           (560,223)

                         ---------------
Net Appreciation on
Investments                 $ 3,097,540
                         ===============

At October 31, 2004, the aggregate cost of securities for federal income tax purposes was $13,722,287.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

              ----------------------------------------------------
                            MARATHON VALUE PORTFOLIO
              Notes To The Financial Statements - October 31, 2004
              ----------------------------------------------------

NOTE 6. BENEFICIAL OWNERS

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2004, Charles Schwab & Co. held, in an omnibus account for the benefit of others, 64.13% of the Fund's shares.

NOTE 7. CAPITAL LOSS CARRYFORWARD

At October 31, 2004, the Fund had available for federal tax purposes an unused capital loss carryforward of $156,159, which is available for offset against future taxable net capital gains. The loss carryforward expires as follows:

                           Year of Expiration       Amount
                         --------------------- --------------
                                2011               $ 156,159

To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

On December 30, 2003, the Fund paid an income distribution of $0.0848 per share to shareholders of record on December 29, 2003.

The tax character of distributions paid during the fiscal years 2004 and 2003 were as follows:

                                     2004            2003
                                 -------------  ---------------
Ordinary income                      $ 98,503        $ 103,103
Short-term Capital Gain                     -                -
Long-term Capital Gain                      -                -
                                 -------------  ---------------
                                     $ 98,503        $ 103,103
                                 =============  ===============

As of October 31, 2004, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                                      $     98,145
Undistributed long-term capital gain/(accumulated losses)              (156,159)
Unrealized appreciation/(depreciation)                                3,097,540
                                                                   -------------
                                                                    $ 3,039,526
                                                                   =============

NOTE 9. CHANGE IN ACCOUNTANTS

On March 3, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified the Board of its intention to resign as the Fund's independent auditors upon selection of replacement auditors.

On March 14, 2004, the Fund's Audit Committee and Board selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy as the Fund's auditors for the fiscal year ending October 31, 2004 to be effective upon the resignation of McCurdy.

              ----------------------------------------------------
                            MARATHON VALUE PORTFOLIO
              Notes To The Financial Statements - October 31, 2004
              ----------------------------------------------------

NOTE 9. CHANGE IN ACCOUNTANTS - CONTINUED

On March 14, 2004, upon receipt of notice that Cohen was selected as the Fund's auditor, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditors to the Fund. McCurdy's report on the Fund's financial statements for the fiscal year ended October 31, 2003 contained no adverse opinion or a disclaimer of opinion nor was it qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal year stated above, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy, would have caused McCurdy to make reference to the subject matter of the disagreements in connection with its report on the Fund's financial statements for such period.

Neither the Fund nor anyone on its behalf consulted with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

          -----------------------------------------------------------
                            MARATHON VALUE PORTFOLIO
             Report of Independent Registered Public Accounting Firm
          -----------------------------------------------------------

To the Shareholders and Board of Trustees
Marathon Value Portfolio
(Series of Unified Series Trust)


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Marathon Value Portfolio, as of October 31, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2003 and the financial highlights for the periods indicated prior to October 31, 2004 were audited by McCurdy & Associates CPA's, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd. McCurdy & Associates CPA's, Inc. expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of October 31, 2004 by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Marathon Value Portfolio as of October 31, 2004, the results of its operations, changes in its net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Cohen McCurdy Ltd.

Westlake, Ohio
December 17, 2004

               ------------------------------------------------
                            MARATHON VALUE PORTFOLIO
                       Trustees and Officers (Unaudited)
                -----------------------------------------------

INDEPENDENT TRUSTEES

----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS AND OTHER
COMPLEX,** TERM OF POSITION WITH TRUST                DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992. Trustee of AmeriPrime
Trustee, December 2002 to present                     Advisors Trust  since July 2002 and AmeriPrime Funds, since
                                                      1995. Trustee of CCMI Funds since June 2003. Trustee of Access
                                                      Variable Insurance Trust, since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder, The Rose, Inc., a registered investment advisor, since April 1993. Trustee of AmeriPrime Advisors
Chairman, December 2004 to present                    Trust since November 2002 and AmeriPrime Funds since December
Trustee, December 2002 to present                     2002. Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President, 2004 to present, Vice President and General
                                                      Manager, 1990 to 2003, International Crankshaft Inc., an
Trustee, December 2002 to present                     automotive equipment manufacturing company; Trustee, The
                                                      Unified Funds, from 1994 to 2002; Trustee, Firstar Select
                                                      Funds, a REIT mutual fund, from 1997 to 2000. Trustee of
                                                      AmeriPrime Advisors Trust since November 2002 and AmeriPrime
                                                      Funds since December 2002.  Trustee of CCMI Funds since June
                                                      2003.
----------------------------------------------------- ----------------------------------------------------------------

INTERESTED TRUSTEES AND PRINCIPAL OFFICERS

--------------------------------------------------- ------------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH      PRINCIPAL OCCUPATION DURING PAST 5 YEARS
FUND COMPLEX,** TERM OF POSITION WITH TRUST         AND OTHER DIRECTORSHIPS
--------------------------------------------------- ------------------------------------------------------------------
Ronald C. Tritschler (1952)***                      Chief Executive Officer, Director and legal counsel of The Webb
                                                    Companies, a national real estate company, from 2001 to present;
Trustee, December 2002 to present                   Executive Vice President and Director of The Webb Companies from
                                                    1990 to 2000; Director, First State Financial, from 1998 to present; Director, Vice President and legal counsel for The
                                                    Traxx Companies, an owner and operator of convenience stores, from 1989 to present. Trustee of AmeriPrime Advisors Trust since
                                                    November 2002 and AmeriPrime Funds since December 2002.  Trustee of CCMI Funds since June 2003.
--------------------------------------------------- ------------------------------------------------------------------
Anthony J. Ghoston (1959)                           Executive Vice President of Unified Fund Services, Inc. since
                                                    June 2004; Senior Vice President of Unified Fund Services, Inc.
President, July 2004 to present                     April 2003 to June 2004; Senior Vice President and Chief
                                                    Information Officer of Unified Financial Services since 1997.
--------------------------------------------------- ------------------------------------------------------------------
Thomas G. Napurano (1941)                           Chief Financial Officer and Executive Vice President of Unified
                                                    Financial Services, Inc., the parent company of the Trust's
Chief Financial Officer and Treasurer, October      administrator and Distributor; Director, Unified Financial
2002 to present                                     Services, Inc., from 1989 to March 2002.  CFO of  AmeriPrime
                                                    Advisors Trust since October 2002 and AmeriPrime Funds since
                                                    October 2002. CFO of CCMI Funds since June 2003.
--------------------------------------------------- ------------------------------------------------------------------
Freddie Jacobs, Jr. (1970)                          Vice President, Unified Fund Services, Inc.,  December 2003 to
                                                    present; Employed by U.S. Bancorp, 1998 to December 2003.
Secretary, September 2004 to present                Secretary of AmeriPrime Funds, AmeriPrime Advisors Trust and
                                                    Unified Series Trust since September 2004; Principal Accounting
                                                    Officer, Lindbergh Funds, since February 2004.
--------------------------------------------------- ------------------------------------------------------------------
Lynn E. Wood (1946)                                 Chief Compliance Officer, CCMI Funds, October 2004 to present;
                                                    Chief Compliance Officer, Unified Financial Securities, Inc.,
Chief Compliance Officer, October 2004 to present   December 2004 to present, Chairman, 1997 to December 2004;
                                                    Director of Compliance, Unified Fund Services, Inc., October
                                                    2003 to September 2004; Chief Compliance Officer, Unified
                                                    Financial Services, Inc., 2000 to 2004; President and Chief
                                                    Compliance Officer, Unified Financial Securities, Inc., 1997 to
                                                    2000.
--------------------------------------------------- ------------------------------------------------------------------

* The address for each of the trustees and officers is 431 N. Pennsylvania, Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex consists of 26 series.

*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the Distributor of certain series in the Fund Complex.

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (800) 788-6086 to request a copy of the SAI or to make shareholder inquiries.

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2004, are available without charge upon request by (1) calling the Fund at (800) 788-6086 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony J. Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Freddie Jacobs, Jr., Secretary
Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR
Spectrum Advisory Services, Inc.
1050 Crown Pointe Parkway
Suite 750
Atlanta, GA 30338

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
826 Westpoint Pkwy., Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn  LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204


This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

                        Spectrum Advisory Services Inc.
                               Investment Counsel
                           1050 Crown Pointe Parkway
                                   Suite 750
                               Atlanta, GA 30338
                            www.spectrumadvisory.com

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
     (3)  Compliance with applicable governmental laws, rules, and regulations;
     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
     (5)  Accountability for adherence to the code.

(c)  Amendments:

     During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)  Waivers:

     During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

 ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) The registrant's Board of Trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered the possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  AUDIT FEES
                                        FYE 2003                FYE 2004

     Corbin Small Cap Value Fund         $7,100                  $7,500
     Dreman Contrarian Funds              N/A                   $20,400
     Becker Value Equity Fund             N/A                    $8,000
     GLOBALT Growth Fund                 $7,800                  $8,000
     Marathon Value Portfolio            $7,800                  $8,000

(b)  AUDIT-RELATED FEES

                                           FYE 2003                FYE 2004

     Corbin Small Cap Value Fund         $0                      $0
     Dreman Contrarian Funds              N/A                    $0
     Becker Value Equity Fund             N/A                    $0
     GLOBALT Growth Fund                 $0                      $0
     Marathon Value Portfolio            $0                      $0
         Nature of the fees:

(c)  TAX FEES

               Registrant
                                         FYE 2003                FYE 2004

     Corbin Small Cap Value Fund         $650                    $675
     Dreman Contrarian Funds              N/A                    $2,025
     Becker Value Equity Fund             N/A                    $675
     GLOBALT Growth Fund                 $650                    $675
     Marathon Value Portfolio            $650                    $675
         Nature of the fees:    preparation of 1120-RIC

(d)  ALL OTHER FEES

                          Registrant
                                        FYE 2003                FYE 2004

     Corbin Small Cap Value Fund         $335                    $245
     Dreman Contrarian Funds              N/A                     N/A
     Becker Value Equity Fund             N/A                     N/A
     GLOBALT Growth Fund                 $335                    $245
     Marathon Value Portfolio            $335                    $245
          Nature of the fees:    consents, out-of-pockets

(e)  (1) AUDIT COMMITTEE'S PRE-APPROVAL POLICIES

     The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors' specific representations as to their independence;

     (2)  PERCENTAGES OF SERVICES APPROVED BY THE AUDIT COMMITTEE

                                                     Registrant
                   Audit-Related Fees:               100%
                   Tax Fees:                         100%
                   All Other Fees:                   100%

     None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                          Registrant

                                        FYE 2003                FYE 2004
     Corbin Small Cap Value Fund         $335                    $245
     Dreman Contrarian Funds              N/A                     N/A
     Becker Value Equity Fund             N/A                     N/A
     GLOBALT Growth Fund                 $335                    $245
     Marathon Value Portfolio            $335                    $245


(h) Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.   Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 22, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1) Code is filed herewith

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable

(b)  Certification  pursuant to 18 U.S.C.  Section 1350, as adopted  pursuant to
     Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By
*   /s/ Anthony J. Ghoston
 -------------------------------------------------------------------------------
         Anthony J. Ghoston, President

Date  1/10/05
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*       /s/ Anthony J. Ghoston
 -------------------------------------------------------------------------------
         Anthony J. Ghoston, President

Date    1/10/05
    ----------------------------------------------------------------------------

By
*       /s/ Thomas G. Napurano
 -------------------------------------------------------------------------------
         Thomas G. Napurano, Chief Financial Officer and Treasurer

Date     1/10/05
    ----------------------------------------------------------------------------